Hartford AAA CLO ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.2%
	Other Asset-Backed Securities - 100.2%
$ 1,000,000	720 East CLO IV Ltd. 5.86%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	$1,000,564
	720 East CLO Ltd.
420,000	5.65%, 04/15/2038, 3 mo. USD Term SOFR + 1.37%(1)(2)	420,000
1,000,000	6.41%, 10/15/2036, 3 mo. USD Term SOFR + 2.15%(1)(2)	1,001,970
880,000	720 East CLO VI Ltd. 5.63%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	877,175
2,000,000	AGL CLO 3 Ltd. 5.41%, 04/15/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,991,008
1,000,000	AGL CLO 33 Ltd. 5.62%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	998,229
1,000,000	Apidos CLO Ltd. 5.61%, 01/20/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	997,604
2,000,000	Apidos CLO XL Ltd. 5.61%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,000,796
600,000	Apidos CLO XXVIII 5.93%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	598,921
800,000	Apidos CLO XXXIII Ltd. 6.23%, 04/24/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	784,274
1,000,000	Apidos CLO XXXIX Ltd. 5.57%, 04/21/2035, 3 mo. USD Term SOFR + 1.30%(1)(2)	996,590
1,000,000	ARES LX CLO Ltd. 5.71%, 07/18/2034, 3 mo. USD Term SOFR + 1.18%(1)(2)	999,193
800,000	ARES LXVII CLO Ltd. 5.98%, 01/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	783,051
	Ares XLIII CLO Ltd.
500,000	5.61%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	499,861
450,000	6.21%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	445,434
3,750,000	Ares XXVII CLO Ltd. 5.43%, 10/28/2034, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,723,011
1,600,000	Assurant CLO I Ltd. 5.71%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,600,550
	Bain Capital Credit CLO Ltd.
1,412,077	5.20%, 10/17/2032, 3 mo. USD Term SOFR + 0.92%(1)(2)	1,406,258
2,000,000	6.09%, 04/16/2036, 3 mo. USD Term SOFR + 1.83%(1)(2)	2,001,444
675,000	Ballyrock CLO 15 Ltd. 6.11%, 01/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	663,052
600,000	Ballyrock CLO 21 Ltd. 5.83%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	596,584
775,000	Ballyrock CLO 28 Ltd. 6.18%, 01/20/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	773,153
	Barings CLO Ltd.
500,000	5.52%, 01/15/2038, 3 mo. USD Term SOFR + 1.26%(1)(2)	498,835
1,000,000	5.61%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	998,681
850,000	5.64%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	850,551
425,000	6.16%, 01/15/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	415,996
290,000	6.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	290,682
1,000,000	Battalion CLO XIV Ltd. 6.38%, 01/20/2035, 3 mo. USD Term SOFR + 2.11%(1)(2)	998,549
1,000,000	BCC Middle Market CLO LLC 6.02%, 10/15/2033, 3 mo. USD Term SOFR + 1.76%(1)(2)	999,493
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.2% - (continued)
	Other Asset-Backed Securities - 100.2% - (continued)
$ 2,000,000	Benefit Street Partners CLO XV Ltd. 5.65%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	$1,998,932
500,000	Benefit Street Partners CLO XXXVIII Ltd. 5.62%, 01/25/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	497,851
1,000,000	BlackRock DLF IX-L CLO LP 6.65%, 10/20/2033, 3 mo. USD Term SOFR + 2.38%(1)(2)	1,000,429
1,100,000	BlueMountain CLO Ltd. 6.02%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,098,577
650,000	Carlyle Global Market Strategies CLO Ltd. 6.07%, 07/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	641,403
	Carlyle U.S. CLO Ltd.
1,000,000	5.55%, 01/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	996,260
500,000	6.26%, 01/15/2040, 3 mo. USD Term SOFR + 2.00%(1)(2)	497,651
	CIFC Funding Ltd.
250,000	5.48%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	249,250
250,000	5.56%, 01/15/2040, 3 mo. USD Term SOFR + 1.30%(1)(2)	249,859
1,000,000	5.60%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	997,195
300,000	5.67%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	299,627
825,000	5.71%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	826,444
1,000,000	5.82%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,001,295
1,000,000	5.87%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	998,081
1,120,000	6.03%, 04/20/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	1,119,452
675,000	6.06%, 01/15/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	668,787
250,000	6.18%, 07/23/2037, 3 mo. USD Term SOFR + 1.90%(1)(2)	247,219
1,000,000	Danby Park CLO Ltd. 5.63%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	999,462
250,000	Dryden 53 CLO Ltd. 5.92%, 01/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	249,661
1,000,000	Dryden 64 CLO Ltd. 6.28%, 04/18/2031, 3 mo. USD Term SOFR + 2.01%(1)(2)	995,046
1,000,000	Dryden 68 CLO Ltd. 5.36%, 07/15/2035, 3 mo. USD Term SOFR + 1.10%(1)(2)	991,713
1,000,000	Dryden 94 CLO Ltd. 5.62%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	997,896
1,000,000	Elmwood CLO 14 Ltd. 5.59%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	998,156
1,000,000	Elmwood CLO 15 Ltd. 5.61%, 04/22/2035, 3 mo. USD Term SOFR + 1.34%(1)(2)	998,487
1,000,000	Elmwood CLO 19 Ltd. 5.98%, 10/17/2036, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,000,658
3,000,000	Elmwood CLO 23 Ltd. 6.06%, 04/16/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,001,350
1,000,000	Elmwood CLO II Ltd. 5.62%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	997,686
1,000,000	Empower CLO Ltd. 5.88%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,000,714
320,000	Generate CLO 10 Ltd. 6.12%, 01/22/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	314,236

1

Hartford AAA CLO ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.2% - (continued)
	Other Asset-Backed Securities - 100.2% - (continued)
$ 500,000	Generate CLO 8 Ltd. 6.37%, 01/20/2038, 3 mo. USD Term SOFR + 2.10%(1)(2)	$497,655
1,000,000	Generate CLO 9 Ltd. 5.62%, 01/20/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	999,201
900,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 5.39%, 01/20/2038, 3 mo. USD Term SOFR + 1.12%(1)(2)	890,189
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. 5.77%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	249,932
1,000,000	Golub Capital Partners CLO 66B Ltd. 6.23%, 04/25/2036, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,000,598
1,000,000	Golub Capital Partners CLO 67M Ltd. 6.80%, 05/09/2036, 3 mo. USD Term SOFR + 2.50%(1)(2)	1,000,958
500,000	Greenwood Park CLO Ltd. 5.92%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	499,750
520,000	Hlend CLO LLC 5.97%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	511,129
450,000	HPS Loan Management Ltd. 6.12%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	442,199
2,000,000	Invesco CLO Ltd. 5.71%, 07/20/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	2,001,440
	Invesco U.S. CLO Ltd.
500,000	5.62%, 04/21/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)(3)	500,000
500,000	6.07%, 04/21/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	499,875
2,000,000	Kings Park CLO Ltd. 5.66%, 01/21/2035, 3 mo. USD Term SOFR + 1.39%(1)(2)	1,998,966
1,000,000	KKR CLO 24 Ltd. 5.98%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	999,497
2,000,000	KKR CLO 52 Ltd. 6.16%, 07/16/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,001,116
500,000	Madison Park Funding LIV Ltd. 6.27%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	496,502
660,000	Madison Park Funding XIX Ltd. 5.87%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	660,875
300,000	Madison Park Funding XLII Ltd. 6.04%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	299,469
675,000	Madison Park Funding XVII Ltd. 6.32%, 10/21/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	673,468
250,000	Madison Park Funding XXII Ltd. 6.21%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	242,246
1,000,000	Madison Park Funding XXXVII Ltd. 5.79%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,000,750
1,000,000	Magnetite XII Ltd. 5.60%, 01/25/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	994,689
1,000,000	Magnetite XXVIII Ltd. 5.50%, 01/15/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	992,837
1,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 5.50%, 01/20/2039, 3 mo. USD Term SOFR + 1.23%(1)(2)	993,328
375,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 6.28%, 10/24/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	373,251
500,000	Niagara Park CLO Ltd. 6.28%, 01/17/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	497,631
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.2% - (continued)
	Other Asset-Backed Securities - 100.2% - (continued)
	Oaktree CLO Ltd.
$ 500,000	5.79%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)(3)	$500,000
500,000	6.16%, 04/15/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	499,875
	OCP CLO Ltd.
850,000	5.64%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	846,983
995,000	5.64%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	992,392
1,000,000	5.84%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	995,003
500,000	6.27%, 11/26/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	497,651
1,000,000	Octagon 60 Ltd. 5.85%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	996,239
635,000	Octagon 63 Ltd. 5.98%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	635,258
825,000	Octagon 66 Ltd. 6.07%, 11/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	826,735
2,080,000	Octagon 67 Ltd. 6.08%, 04/25/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	2,080,347
250,000	Octagon Investment Partners XV Ltd. 6.03%, 07/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	249,870
1,000,000	OHA Credit Funding 3 Ltd. 5.59%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	998,677
750,000	OHA Loan Funding Ltd. 5.97%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	748,531
850,000	Palmer Square CLO Ltd. 5.82%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	845,244
1,000,000	Rad CLO 25 Ltd. 5.93%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	998,741
1,000,000	RAD CLO 27 Ltd. 5.61%, 01/15/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	996,844
1,000,000	Regatta 30 Funding Ltd. 5.63%, 01/25/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	999,250
250,000	Regatta XIX Funding Ltd. 5.59%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	249,455
1,100,000	Regatta XXIV Funding Ltd. 5.59%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,095,039
500,000	RR 38 Ltd. 5.82%, 04/15/2040, 3 mo. USD Term SOFR + 1.50%(1)(2)	493,283
825,000	RR 8 Ltd. 5.61%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	823,721
1,500,000	RRX 7 Ltd. 5.62%, 07/15/2035, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,498,613
1,035,000	Symetra CLO Ltd. 5.57%, 04/20/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,031,666
850,000	Symphony CLO 36 Ltd. 5.64%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	848,651
800,000	Symphony CLO 38 Ltd. 6.08%, 04/24/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	799,800
500,000	Symphony CLO XXXIII Ltd. 6.13%, 01/24/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	485,005
1,000,000	Texas Debt Capital CLO Ltd. 6.07%, 04/20/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,000,417
1,650,000	Venture XXX CLO Ltd. 6.22%, 01/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(2)	1,646,419
	Voya CLO Ltd.
560,000	5.63%, 10/15/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	559,555
1,000,000	5.97%, 10/20/2031, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,000,592

2

Hartford AAA CLO ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.2% - (continued)
	Other Asset-Backed Securities - 100.2% - (continued)
$ 1,000,000	6.64%, 04/17/2030, 3 mo. USD Term SOFR + 2.36%(1)(2)		$997,888
	Total Asset & Commercial Mortgage-Backed Securities (cost $105,255,072)		$104,700,181
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
181,103
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2025 at 4.37%, due
on 05/01/2025 with a maturity value of
$181,125; collateralized by U.S. Treasury
Note at 4.38%, maturing 07/31/2026, with a
market value of $184,869
			$181,103
	Total Short-Term Investments (cost $181,103)		$181,103
	Total Investments (cost $105,436,175)	100.4%	$104,881,284
	Other Assets and Liabilities	(0.4)%	(422,032)
	Net Assets	100.0%	$104,459,252
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$104,700,181, representing 100.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,000,000 at April 30, 2025.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$104,700,181	$—	$104,700,181	$—
Short-Term Investments	181,103	—	181,103	—
Total	$104,881,284	$—	$104,881,284	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.

3

Hartford Core Bond ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2%
	Asset-Backed - Automobile - 0.6%
$ 215,000	Avis Budget Rental Car Funding AESOP LLC 5.23%, 12/20/2030(1)	$218,681
31,972	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	31,994
	Credit Acceptance Auto Loan Trust
190,000	5.68%, 03/15/2034(1)	192,623
470,000	6.11%, 08/15/2034(1)	483,000
41,725	DT Auto Owner Trust 5.19%, 10/16/2028(1)	41,734
31,618	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	31,663
375,000	GLS Auto Receivables Issuer Trust 4.98%, 07/16/2029(1)	378,514
190,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	190,408
82,457	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	82,474
91,407	Securitized Term Auto Receivables Trust 5.04%, 07/25/2031(1)	92,033
59,573	Tricolor Auto Securitization Trust 6.61%, 10/15/2027(1)	59,821
		1,802,945
	Asset-Backed - Manufactured Housing - 0.0%
55,813	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	50,170
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
116,192	0.97%, 12/16/2069(1)	102,305
199,741	1.11%, 02/18/2070(1)	177,806
249,482	5.51%, 10/15/2071(1)	255,051
		535,162
	Commercial Mortgage-Backed Securities - 5.0%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	227,748
	BBCMS Mortgage Trust
1,827,198	1.24%, 05/15/2057(2)(3)	136,738
1,157,973	1.33%, 09/15/2057(2)(3)	91,858
1,084,655	1.36%, 02/15/2062(2)(3)	94,233
1,006,094	1.86%, 02/15/2057(2)(3)	101,312
125,000	3.66%, 04/15/2055(3)	115,127
	Benchmark Mortgage Trust
2,774,792	0.72%, 07/15/2056(2)(3)	104,858
967,767	1.43%, 12/15/2056(2)(3)	58,217
557,210	1.62%, 01/15/2054(2)(3)	37,844
566,122	1.92%, 07/15/2053(2)(3)	29,079
1,683,401	BMO Mortgage Trust 1.08%, 07/15/2057(2)(3)	111,392
675,000	BOCA Commercial Mortgage Trust 6.24%, 08/15/2041, 1 mo. USD Term SOFR + 1.92%(1)(4)	673,734
310,000	BPR Trust 5.36%, 11/05/2041(1)(3)	317,764
410,000	BWAY Trust 6.31%, 05/05/2042(1)(3)	419,195
	BX Trust
630,000	5.34%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(4)	625,275
115,000	6.41%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(4)	115,305
5,589	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	5,577
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	94,184
17,699	3.31%, 03/10/2048	17,666
110,000	3.38%, 01/10/2039(1)	100,675
130,000	5.87%, 12/10/2041(1)(3)	132,593
185,000	6.34%, 08/10/2044(1)	193,742
18,658	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	18,574
38,234	CSMC Trust 2.26%, 08/15/2037(1)	37,723
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	275,691
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
	DBJPM Mortgage Trust
$ 428,028	1.82%, 09/15/2053(2)(3)	$19,086
11,006	3.04%, 05/10/2049	10,927
120,000	DC Trust 5.93%, 04/13/2040(1)(3)	121,069
225,000	FREMF Mortgage Trust 4.09%, 06/25/2049(1)(3)	222,383
565,000	GS Mortgage Securities Corp. II 5.49%, 03/10/2041(1)(3)	564,373
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	367,435
170,000	HIH Trust 6.16%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(4)	169,575
150,000	HTL Commercial Mortgage Trust 6.07%, 05/10/2039(1)(3)	152,611
635,000	IRV Trust 5.47%, 03/14/2047(1)(3)	635,961
	JP Morgan Chase Commercial Mortgage Securities Trust
1,097,000	2.82%, 08/15/2049	1,071,295
110,000	5.99%, 10/05/2039(1)(3)	111,680
	JPMBB Commercial Mortgage Securities Trust
7,631	3.56%, 12/15/2048	7,604
635,000	3.58%, 03/17/2049	627,373
	JPMDB Commercial Mortgage Securities Trust
28,037	2.95%, 06/15/2049	27,798
632,000	3.14%, 12/15/2049	614,017
70,450	3.24%, 10/15/2050	69,038
145,000	LEX Mortgage Trust 5.04%, 10/13/2033(1)(3)	145,600
330,000	MF1 Ltd. 6.07%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(4)	326,988
383,001	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(2)(3)	23,082
110,000	NY Commercial Mortgage Trust 5.85%, 02/10/2047(1)(3)	113,124
325,000	NYC Commercial Mortgage Trust 5.53%, 02/15/2042, 1 mo. USD Term SOFR + 1.21%(1)(4)	321,582
1,134,888	RFR Trust 5.56%, 03/11/2041(1)(3)	1,155,789
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	47,795
705,000	SHR Trust 6.27%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(4)	702,136
565,000	TEXAS Commercial Mortgage Trust 5.62%, 04/15/2042, 1 mo. USD Term SOFR + 1.29%(1)(4)	558,061
	Wells Fargo Commercial Mortgage Trust
1,592,054	1.21%, 08/15/2057(2)(3)	118,874
719,000	3.43%, 03/15/2059	708,938
5,279	3.52%, 12/15/2048	5,264
420,000	3.64%, 03/15/2050	404,644
235,000	3.81%, 12/15/2048	233,040
	Wells Fargo NA
3,950,251	0.75%, 11/15/2062(2)(3)	102,889
1,710,112	1.04%, 06/15/2057(2)(3)	100,603
899,313	1.09%, 02/15/2052(2)(3)	24,700
990,115	1.21%, 02/15/2056(2)(3)	56,193
880,923	1.26%, 12/15/2056(2)(3)	27,311
1,878,574	1.35%, 10/15/2057(2)(3)	158,904
1,441,820	1.41%, 11/15/2053(2)(3)	82,814
1,235,154	1.87%, 03/15/2063(2)(3)	93,100
145,000	4.41%, 11/15/2061(3)	144,056
570,000	Willowbrook Mall 5.87%, 03/05/2035(1)(3)	593,458
		15,177,274
	Other Asset-Backed Securities - 6.3%
	Affirm Asset Securitization Trust
530,000	4.62%, 09/15/2029(1)	528,900
104,006	5.22%, 12/17/2029(1)	104,044
165,000	5.61%, 02/15/2029(1)	165,685

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Other Asset-Backed Securities - 6.3% - (continued)
$ 305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	$308,692
205,000	AMSR Trust 4.15%, 11/17/2041(1)	199,680
220,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	224,911
400,000	Barings CLO Ltd. 6.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(4)	400,941
495,000	Battalion CLO 18 Ltd. 6.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(4)	496,214
315,000	Benefit Street Partners CLO XXXI Ltd. 6.03%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(4)	315,000
270,000	Birch Grove CLO 4 Ltd. 6.06%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(4)	268,515
162,801	Blue Owl Asset Leasing Trust LLC 5.05%, 03/15/2029(1)	163,469
470,000	BlueMountain CLO XXXI Ltd. 5.68%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(4)	469,562
460,000	BlueMountain CLO XXXIII Ltd. 5.77%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(4)	458,981
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	89,810
126,765	1.69%, 07/15/2060(1)	125,201
97,713	5.97%, 08/15/2062(1)	98,218
168,305	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	170,050
	DB Master Finance LLC
145,125	2.79%, 11/20/2051(1)	125,648
694,575	4.35%, 05/20/2049(1)	678,061
160,000	DLLAA LLC 5.64%, 02/22/2028(1)	161,955
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	411,025
432,000	3.67%, 10/25/2049(1)	406,492
206,800	4.12%, 07/25/2047(1)	203,686
295,000	Elmwood CLO 23 Ltd. 6.51%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(4)	295,261
	FirstKey Homes Trust
153,095	4.15%, 05/19/2039(1)	151,730
579,200	4.25%, 07/17/2039(1)	575,087
460,000	Flatiron CLO 21 Ltd. 5.63%, 10/19/2037, 3 mo. USD Term SOFR + 1.36%(1)(4)	459,163
750,000	Galaxy XXIV CLO Ltd. 5.80%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(4)	749,978
250,000	Invesco U.S. CLO Ltd. 6.57%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	250,000
500,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 5.63%, 10/24/2038, 3 mo. USD Term SOFR + 1.35%(1)(4)	499,089
310,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	291,099
	Progress Residential Trust
397,468	1.51%, 10/17/2038(1)	382,585
139,200	3.20%, 04/17/2039(1)	135,762
390,000	3.40%, 02/17/2042(1)(5)	366,120
394,170	4.44%, 05/17/2041(1)	390,192
103,195	4.45%, 06/17/2039(1)	103,192
176,881	4.75%, 10/27/2039(1)	178,133
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	490,317
635,000	RR 23 Ltd. 6.91%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(4)	636,097
	SCF Equipment Leasing LLC
140,000	5.52%, 01/20/2032(1)	143,309
18,743	6.56%, 01/22/2030(1)	18,763
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	59,315
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Other Asset-Backed Securities - 6.3% - (continued)
$ 285,000	5.90%, 07/25/2048(1)	$288,610
130,000	5.90%, 03/25/2049(1)	132,434
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	73,512
140,612	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	140,150
461,963	Taco Bell Funding LLC 4.94%, 11/25/2048(1)	463,512
350,000	Texas Debt Capital CLO Ltd. 6.57%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	350,321
	Tricon Residential Trust
652,822	3.86%, 04/17/2039(1)	642,783
309,659	4.30%, 11/17/2041(1)	302,274
295,000	5.42%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(4)	294,434
515,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	507,665
330,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	331,785
390,000	Venture 42 CLO Ltd. 5.65%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(4)	389,094
	Wendy's Funding LLC
197,200	2.37%, 06/15/2051(1)	179,378
134,461	3.88%, 03/15/2048(1)	131,181
159,738	4.08%, 06/15/2049(1)	153,381
734,238	4.24%, 03/15/2052(1)	712,758
111,820	4.54%, 03/15/2052(1)	106,134
	Wingstop Funding LLC
531,900	2.84%, 12/05/2050(1)	504,276
145,000	5.86%, 12/05/2054(1)	146,276
380,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	383,473
		18,983,363
	Whole Loan Collateral CMO - 5.1%
	Angel Oak Mortgage Trust
67,409	0.91%, 01/25/2066(1)(3)	57,733
240,314	0.95%, 07/25/2066(1)(3)	206,480
29,408	0.99%, 04/25/2053(1)(3)	27,943
61,412	0.99%, 04/25/2066(1)(3)	53,231
164,260	1.04%, 01/20/2065(1)(3)	138,252
119,934	1.07%, 05/25/2066(1)(3)	103,524
386,723	1.46%, 09/25/2066(1)(3)	324,077
16,961	1.47%, 06/25/2065(1)(3)	16,099
30,747	1.69%, 04/25/2065(1)(3)	28,937
179,534	1.82%, 11/25/2066(1)(3)	159,506
505,962	2.88%, 12/25/2066(1)(5)	467,276
17,894	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	17,452
117,135	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	105,617
	BRAVO Residential Funding Trust
34,420	0.94%, 02/25/2049(1)(3)	31,397
41,655	0.97%, 03/25/2060(1)(3)	39,960
	Bunker Hill Loan Depositary Trust
14,190	1.72%, 02/25/2055(1)(3)	13,952
12,818	2.88%, 07/25/2049(1)(5)	12,502
300,360	CIM Trust 1.43%, 07/25/2061(1)(3)	265,806
	COLT Mortgage Loan Trust
28,840	0.80%, 07/27/2054(1)	26,318
97,947	0.91%, 06/25/2066(1)(3)	83,161
169,760	0.92%, 08/25/2066(1)(3)	142,206
303,407	0.96%, 09/27/2066(1)(3)	252,140
400,539	1.11%, 10/25/2066(1)(3)	342,100
36,773	1.33%, 10/26/2065(1)(3)	34,204
223,015	1.40%, 10/25/2066(1)(3)	187,547
12,778	1.51%, 04/27/2065(1)(3)	12,400
437,612	2.28%, 12/27/2066(1)(3)	393,509
75,479	4.30%, 03/25/2067(1)(3)	75,322
209,612	COLT Trust 1.39%, 01/25/2065(1)(3)	179,043
	CSMC Trust
76,196	0.83%, 03/25/2056(1)(3)	63,132

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Whole Loan Collateral CMO - 5.1% - (continued)
$ 158,441	0.94%, 05/25/2066(1)(3)	$134,017
375,905	1.17%, 07/25/2066(1)(3)	312,265
130,185	1.18%, 02/25/2066(1)(3)	115,909
197,835	1.84%, 10/25/2066(1)(3)	175,918
128,440	2.00%, 01/25/2060(1)(3)	115,318
51,604	2.21%, 05/25/2065(1)(5)	48,935
507,268	2.27%, 11/25/2066(1)(3)	451,154
65,506	4.12%, 12/27/2060(1)(3)	65,449
	Deephaven Residential Mortgage Trust
15,594	0.72%, 05/25/2065(1)(3)	14,803
40,349	0.90%, 04/25/2066(1)(3)	35,873
	Ellington Financial Mortgage Trust
24,854	0.80%, 02/25/2066(1)(3)	21,094
49,867	0.93%, 06/25/2066(1)(3)	41,241
16,611	1.18%, 10/25/2065(1)(3)	15,548
279,884	1.24%, 09/25/2066(1)(3)	230,680
229,688	2.21%, 01/25/2067(1)(3)	200,476
14,534	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	13,264
	Federal National Mortgage Association Connecticut Avenue Securities Trust
94,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	93,861
334,961	7.60%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(4)	346,685
	GCAT Trust
78,584	0.87%, 01/25/2066(1)(3)	66,575
88,843	1.04%, 05/25/2066(1)(3)	74,394
268,944	1.09%, 08/25/2066(1)(3)	224,240
395,602	1.26%, 07/25/2066(1)(3)	327,050
125,763	1.92%, 08/25/2066(1)(3)	116,379
14,767	2.56%, 04/25/2065(1)(5)	14,122
6,440	3.25%, 01/25/2060(1)(5)	6,319
	Imperial Fund Mortgage Trust
141,322	1.07%, 09/25/2056(1)(3)	118,382
467,203	2.09%, 01/25/2057(1)(3)	402,511
537,699	3.64%, 03/25/2067(1)(5)	513,787
	Legacy Mortgage Asset Trust
72,564	4.65%, 11/25/2060(1)(5)	71,807
89,285	4.75%, 07/25/2061(1)(5)	90,114
63,818	5.75%, 04/25/2061(1)(5)	63,492
	MetLife Securitization Trust
31,573	3.75%, 03/25/2057(1)(3)	30,580
20,565	3.75%, 04/25/2058(1)(3)	20,213
	MFA Trust
12,976	1.01%, 01/26/2065(1)(3)	12,243
102,851	1.03%, 11/25/2064(1)(3)	89,774
39,997	1.15%, 04/25/2065(1)(3)	36,883
917	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(3)	914
	New Residential Mortgage Loan Trust
54,863	0.94%, 07/25/2055(1)(3)	49,901
28,175	0.94%, 10/25/2058(1)(3)	27,588
293,910	1.16%, 11/27/2056(1)(3)	254,396
8,833	1.65%, 05/24/2060(1)(3)	8,544
439,669	2.28%, 04/25/2061(1)(3)	389,790
68,402	3.50%, 12/25/2057(1)(3)	66,303
11,325	3.75%, 03/25/2056(1)(3)	10,923
30,053	3.75%, 11/25/2058(1)(3)	28,930
130,397	4.00%, 03/25/2057(1)(3)	127,050
142,406	4.00%, 12/25/2057(1)(3)	138,808
181,380	NMLT Trust 1.19%, 05/25/2056(1)(3)	155,673
	OBX Trust
189,337	1.05%, 07/25/2061(1)(3)	153,477
126,581	1.07%, 02/25/2066(1)(3)	107,959
142,042	1.96%, 10/25/2061(1)(3)	119,669
397,271	2.31%, 11/25/2061(1)(3)	352,862
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Whole Loan Collateral CMO - 5.1% - (continued)
	PRET LLC
$ 119,709	4.74%, 07/25/2051(1)(5)	$119,558
377,439	4.84%, 09/25/2051(1)(5)	377,070
364,131	5.49%, 10/25/2051(1)(5)	364,456
	PRPM LLC
645,000	3.75%, 04/25/2055(1)(5)	619,150
112,866	5.87%, 04/25/2026(1)(5)	112,865
25,877	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	24,711
78,383	STAR Trust 1.22%, 05/25/2065(1)(3)	73,191
	Starwood Mortgage Residential Trust
26,100	0.94%, 05/25/2065(1)(3)	24,542
293,759	1.16%, 08/25/2056(1)(3)	259,156
11,016	1.49%, 04/25/2065(1)(3)	10,500
292,802	1.92%, 11/25/2066(1)(3)	258,692
	Towd Point Mortgage Trust
86,680	1.75%, 10/25/2060(1)	78,747
73,711	2.75%, 10/25/2057(1)(3)	72,128
33,398	2.90%, 10/25/2059(1)(3)	31,959
324,439	2.92%, 11/30/2060(1)(3)	276,382
14,429	3.25%, 03/25/2058(1)(3)	14,215
135,826	3.75%, 03/25/2058(1)(3)	132,081
105,376	TRK Trust 1.15%, 07/25/2056(1)(3)	93,425
	Verus Securitization Trust
53,718	0.92%, 02/25/2064(1)(3)	49,658
134,689	0.94%, 07/25/2066(1)(3)	112,364
552,012	1.01%, 09/25/2066(1)(3)	472,267
45,086	1.03%, 02/25/2066(1)(3)	39,927
198,337	1.82%, 11/25/2066(1)(3)	179,646
429,021	1.83%, 10/25/2066(1)(5)	385,049
29,385	2.22%, 05/25/2065(1)(5)	28,401
14,828	2.50%, 05/25/2065(1)(5)	14,486
310,820	2.72%, 01/25/2067(1)(5)	288,356
12,366	3.69%, 11/25/2059(1)(3)	12,220
156,647	VOLT CIII LLC 4.99%, 08/25/2051(1)(5)	156,884
20,917	VOLT XCIII LLC 5.89%, 02/27/2051(1)(5)	20,878
26,098	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	26,058
32,052	VOLT XCIX LLC 6.12%, 04/25/2051(1)(5)	32,211
28,125	VOLT XCV LLC 6.24%, 03/27/2051(1)(5)	28,158
		15,354,359
	Total Asset & Commercial Mortgage-Backed Securities (cost $53,609,465)	$51,903,273
CORPORATE BONDS - 21.1%
	Aerospace & Defense - 0.4%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$204,204
	Boeing Co.
90,000	2.95%, 02/01/2030	82,578
65,000	3.20%, 03/01/2029	61,356
85,000	6.39%, 05/01/2031	90,701
25,000	6.53%, 05/01/2034	26,854
	L3Harris Technologies, Inc.
50,000	5.05%, 06/01/2029	50,800
105,000	5.50%, 08/15/2054	99,215
210,000	Northrop Grumman Corp. 5.15%, 05/01/2040	202,084
	RTX Corp.
278,000	4.13%, 11/16/2028	275,776
90,000	5.75%, 11/08/2026	91,724
		1,185,292
	Agriculture - 0.5%
	BAT Capital Corp.
235,000	5.63%, 08/15/2035	235,940
90,000	5.83%, 02/20/2031	93,696
130,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	133,780

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Agriculture - 0.5% - (continued)
	Philip Morris International, Inc.
$ 360,000	4.38%, 11/01/2027	$361,626
160,000	4.75%, 11/01/2031	160,571
290,000	5.13%, 02/15/2030	297,479
135,000	5.13%, 02/13/2031	138,436
15,000	5.63%, 11/17/2029	15,721
140,000	5.63%, 09/07/2033	145,238
		1,582,487
	Apparel - 0.1%
	Tapestry, Inc.
145,000	5.10%, 03/11/2030	145,570
325,000	5.50%, 03/11/2035	316,522
		462,092
	Auto Manufacturers - 0.1%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	246,404
	Beverages - 0.2%
165,000	Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	167,541
100,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	97,114
255,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	255,901
35,000	Constellation Brands, Inc. 4.80%, 05/01/2030(6)	35,061
		555,617
	Biotechnology - 0.1%
115,000	CSL Finance PLC 4.25%, 04/27/2032(1)	110,214
	Gilead Sciences, Inc.
240,000	4.80%, 11/15/2029	244,214
75,000	5.25%, 10/15/2033	76,548
25,000	Royalty Pharma PLC 5.15%, 09/02/2029	25,260
		456,236
	Chemicals - 0.2%
320,000	Nutrien Ltd. 4.90%, 03/27/2028	324,690
	Sherwin-Williams Co.
237,000	2.30%, 05/15/2030	212,062
2,000	2.95%, 08/15/2029	1,872
		538,624
	Commercial Banks - 4.5%
	Bank of America Corp.
315,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(7)	271,703
165,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	137,668
200,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	180,710
555,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	490,882
514,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(7)	503,092
165,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(7)	168,075
140,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(7)	143,005
195,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(7)	191,263
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 4.5% - (continued)
	Bank of New York Mellon Corp.
$ 65,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(7)	$66,466
205,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(7)	208,127
65,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(7)	65,701
310,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(7)	318,488
	BNP Paribas SA
250,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(7)	252,814
210,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(7)	214,198
	BPCE SA
685,000	2.28%, 01/20/2032, (2.28% fixed rate until 01/20/2031; 6 mo. USD SOFR + 1.31% thereafter)(1)(7)	581,173
500,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(7)	509,804
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(7)	256,470
	Citigroup, Inc.
25,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.15% thereafter)(7)	22,707
70,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(7)	71,029
	Citizens Financial Group, Inc.
150,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(7)	150,214
80,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(7)	81,346
405,000	Credit Agricole SA 5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(7)	412,975
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(7)	201,130
35,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(7)	36,702
	Goldman Sachs Group, Inc.
106,000	2.60%, 02/07/2030	96,815
50,000	3.80%, 03/15/2030	48,169
265,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(7)	264,352
65,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(7)	62,983
335,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(7)	338,990

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 95,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(7)	$96,619
275,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(7)	280,074
145,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(7)	150,299
	HSBC Holdings PLC
200,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(7)	180,794
425,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(7)	428,389
	JP Morgan Chase & Co.
224,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(7)	192,319
320,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	279,066
20,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(7)	17,724
25,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD Term SOFR + 1.21% thereafter)(7)	24,393
420,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(7)	421,187
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(7)	198,967
45,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(7)	43,951
275,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(7)	278,976
260,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(7)	264,710
100,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(7)	102,123
120,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(7)	121,007
200,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(7)	207,251
130,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(7)	133,261
235,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(7)	247,009
	Morgan Stanley
22,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	18,555
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 332,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(7)	$303,253
100,000	3.77%, 01/24/2029, (3.77% fixed rate until 01/24/2028; 3 mo. USD Term SOFR + 1.40% thereafter)(7)	98,193
141,000	3.97%, 07/22/2038(3)	121,282
75,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(7)	74,761
90,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(7)	91,763
255,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(7)	261,778
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(7)	243,067
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(7)	247,290
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)	249,862
290,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(7)	295,080
200,000	Standard Chartered PLC 5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(7)	200,906
	Wells Fargo & Co.
260,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(7)	233,448
70,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(7)	69,947
20,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(7)	19,649
146,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(7)	128,434
175,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(7)	177,715
125,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(7)	127,592
185,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(7)	190,331
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(7)	158,300
215,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(7)	231,220
		13,557,596
	Commercial Services - 0.2%
	Howard University
100,000	2.90%, 10/01/2031	86,237
70,000	3.48%, 10/01/2041	51,201

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Services - 0.2% - (continued)
$ 105,000	President & Fellows of Harvard College 5.26%, 03/15/2036	$107,908
225,000	RELX Capital, Inc. 4.75%, 03/27/2030	227,466
		472,812
	Construction Materials - 0.0%
65,000	Trane Technologies Financing Ltd. 3.80%, 03/21/2029	63,676
	Diversified Financial Services - 0.5%
	American Express Co.
375,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(7)	381,095
280,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(7)	285,086
360,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	360,442
	Capital One Financial Corp.
65,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	61,254
145,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(7)	148,217
60,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(7)	59,253
305,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(7)	339,746
		1,635,093
	Electric - 4.0%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	69,908
42,000	4.15%, 08/15/2044	34,409
40,000	5.10%, 04/02/2035	40,159
130,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	126,848
	CenterPoint Energy, Inc.
250,000	5.25%, 08/10/2026	252,158
225,000	5.40%, 06/01/2029	231,727
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	60,437
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	126,105
175,000	5.50%, 03/15/2055	166,442
120,000	5.70%, 05/15/2054	117,834
65,000	Consumers Energy Co. 5.05%, 05/15/2035(6)	65,184
310,000	Dominion Energy, Inc. 5.00%, 06/15/2030	313,350
35,000	Duke Energy Carolinas LLC 3.55%, 03/15/2052	24,475
	Duke Energy Corp.
40,000	2.45%, 06/01/2030	35,929
825,000	2.55%, 06/15/2031	724,132
70,000	3.50%, 06/15/2051	46,431
120,000	3.75%, 09/01/2046	86,690
25,000	5.00%, 08/15/2052	21,373
30,000	5.80%, 06/15/2054	28,749
82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	54,371
170,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	161,680
	Duke Energy Progress LLC
150,000	5.05%, 03/15/2035	149,532
135,000	5.55%, 03/15/2055	130,408
	Edison International
30,000	5.25%, 11/15/2028	29,805
40,000	6.25%, 03/15/2030	40,537
129,000	Evergy, Inc. 2.90%, 09/15/2029	120,180
	Eversource Energy
325,000	5.13%, 05/15/2033	320,328
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Electric - 4.0% - (continued)
$ 245,000	5.45%, 03/01/2028	$251,020
211,000	5.50%, 01/01/2034	211,023
70,000	FirstEnergy Corp. 3.90%, 07/15/2027(5)	69,191
	FirstEnergy Pennsylvania Electric Co.
27,000	5.15%, 03/30/2026(1)	27,076
15,000	5.20%, 04/01/2028(1)	15,291
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	253,121
	Georgia Power Co.
71,000	4.30%, 03/15/2042	60,144
265,000	4.55%, 03/15/2030	266,660
240,000	4.65%, 05/16/2028	242,808
125,000	5.20%, 03/15/2035	126,130
147,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	135,346
55,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	54,207
15,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	15,428
210,000	National Grid PLC 5.60%, 06/12/2028	216,530
554,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	493,235
	NSTAR Electric Co.
150,000	5.20%, 03/01/2035	149,980
90,000	5.40%, 06/01/2034	91,781
69,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	60,198
25,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	25,305
325,000	Ohio Power Co. 5.00%, 06/01/2033	320,518
190,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	192,379
	Pacific Gas & Electric Co.
690,000	2.50%, 02/01/2031	595,493
175,000	3.25%, 06/01/2031	156,065
90,000	5.45%, 06/15/2027	91,155
190,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	186,905
	Public Service Enterprise Group, Inc.
225,000	4.90%, 03/15/2030	227,140
20,000	5.45%, 04/01/2034	20,216
95,000	6.13%, 10/15/2033	99,838
	Puget Energy, Inc.
699,000	3.65%, 05/15/2025	698,443
60,000	4.22%, 03/15/2032	55,515
310,000	5.73%, 03/15/2035(1)	308,346
185,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	186,712
	Southern California Edison Co.
77,000	2.25%, 06/01/2030	67,423
75,000	2.75%, 02/01/2032	63,885
216,000	3.65%, 02/01/2050	143,255
85,000	4.65%, 10/01/2043	68,339
205,000	4.90%, 06/01/2026	205,588
70,000	5.20%, 06/01/2034	67,248
100,000	5.45%, 03/01/2035	97,079
	Southern Co.
4,000	3.25%, 07/01/2026	3,947
63,000	3.70%, 04/30/2030	60,462
190,000	4.85%, 06/15/2028	193,158
70,000	4.85%, 03/15/2035	67,835
30,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	29,865
55,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	55,949
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	34,125
310,000	5.00%, 04/01/2033	307,753
195,000	5.00%, 01/15/2034	191,943
75,000	5.05%, 08/15/2034	74,216
190,000	5.15%, 03/15/2035	187,670
50,000	5.35%, 01/15/2054	45,848
55,000	5.65%, 03/15/2055	52,714

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Electric - 4.0% - (continued)
$ 110,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	$110,809
	Xcel Energy, Inc.
80,000	4.60%, 06/01/2032	77,056
240,000	5.60%, 04/15/2035	242,336
		11,930,883
	Entertainment - 0.6%
	Warnermedia Holdings, Inc.
965,000	4.28%, 03/15/2032	826,311
105,000	5.05%, 03/15/2042	79,145
560,000	5.14%, 03/15/2052	382,851
585,000	5.39%, 03/15/2062	397,950
		1,686,257
	Environmental Control - 0.2%
	Republic Services, Inc.
80,000	1.45%, 02/15/2031	67,313
100,000	4.88%, 04/01/2029	101,777
225,000	5.20%, 11/15/2034	228,931
90,000	Veralto Corp. 5.50%, 09/18/2026	91,276
	Waste Management, Inc.
39,000	4.95%, 07/03/2031	39,924
50,000	4.95%, 03/15/2035	49,783
		579,004
	Food - 0.5%
	Conagra Brands, Inc.
242,000	4.85%, 11/01/2028	243,626
210,000	5.30%, 10/01/2026	211,750
75,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.63%, 01/15/2032	67,856
180,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	182,652
	Mars, Inc.
50,000	4.60%, 03/01/2028(1)	50,539
505,000	5.00%, 03/01/2032(1)	509,047
75,000	5.20%, 03/01/2035(1)	75,294
180,000	5.65%, 05/01/2045(1)	178,757
95,000	5.70%, 05/01/2055(1)	93,638
		1,613,159
	Gas - 0.4%
80,000	Atmos Energy Corp. 5.90%, 11/15/2033	85,066
70,000	Boston Gas Co. 3.76%, 03/16/2032(1)	63,777
185,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	178,331
55,000	East Ohio Gas Co. 3.00%, 06/15/2050(1)	34,342
	NiSource, Inc.
75,000	1.70%, 02/15/2031	63,402
242,000	3.49%, 05/15/2027	237,765
250,000	5.25%, 03/30/2028	255,449
60,000	5.40%, 06/30/2033	60,400
	Southern California Gas Co.
146,000	5.60%, 04/01/2054	139,422
25,000	5.75%, 06/01/2053	24,113
	Southwest Gas Corp.
104,000	2.20%, 06/15/2030	91,557
35,000	4.15%, 06/01/2049	26,424
		1,260,048
	Healthcare - Products - 0.3%
200,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	186,326
100,000	GE HealthCare Technologies, Inc. 5.91%, 11/22/2032	104,942
165,000	Smith & Nephew PLC 2.03%, 10/14/2030	143,101
325,000	Solventum Corp. 5.40%, 03/01/2029	331,465
		765,834
	Healthcare - Services - 0.6%
	Centene Corp.
110,000	2.50%, 03/01/2031	93,270
500,000	2.63%, 08/01/2031	422,328
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Healthcare - Services - 0.6% - (continued)
$ 155,000	Elevance Health, Inc. 4.50%, 10/30/2026	$155,399
	Humana, Inc.
20,000	5.38%, 04/15/2031	20,257
220,000	5.55%, 05/01/2035	218,296
175,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	123,002
190,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	185,415
	UnitedHealth Group, Inc.
85,000	2.75%, 05/15/2040	60,534
20,000	3.50%, 08/15/2039	16,030
87,000	4.75%, 07/15/2045	76,195
35,000	4.95%, 05/15/2062	29,589
245,000	5.38%, 04/15/2054	227,275
35,000	5.75%, 07/15/2064	33,765
105,000	5.88%, 02/15/2053	104,455
65,000	6.05%, 02/15/2063	65,754
20,000	Universal Health Services, Inc. 2.65%, 10/15/2030	17,538
		1,849,102
	Insurance - 0.8%
	Athene Global Funding
280,000	2.65%, 10/04/2031(1)	240,990
80,000	2.72%, 01/07/2029(1)	74,112
280,000	4.72%, 10/08/2029(1)	277,613
330,000	5.68%, 02/23/2026(1)	332,815
315,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	319,589
225,000	CNO Global Funding 4.88%, 12/10/2027(1)	226,815
	Corebridge Global Funding
210,000	4.90%, 12/03/2029(1)	211,500
50,000	5.90%, 09/19/2028(1)	52,172
	Equitable Financial Life Global Funding
90,000	1.80%, 03/08/2028(1)	83,625
150,000	5.00%, 03/27/2030(1)	151,787
85,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	84,566
45,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	42,365
150,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	154,084
169,000	Willis North America, Inc. 2.95%, 09/15/2029	157,288
		2,409,321
	Internet - 0.2%
125,000	Alphabet, Inc. 5.30%, 05/15/2065(6)	123,497
375,000	Meta Platforms, Inc. 4.60%, 05/15/2028	382,493
		505,990
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	501,589
	IT Services - 0.4%
345,000	Accenture Capital, Inc. 4.25%, 10/04/2031	341,310
250,000	Apple, Inc. 4.15%, 05/10/2030	253,701
225,000	Dell International LLC/EMC Corp. 5.30%, 04/01/2032	225,518
300,000	International Business Machines Corp. 4.80%, 02/10/2030	303,692
		1,124,221
	Lodging - 0.0%
60,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(6)	60,338
	Machinery - Construction & Mining - 0.1%
330,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	336,049

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Machinery-Diversified - 0.1%
	Otis Worldwide Corp.
$ 405,000	2.57%, 02/15/2030	$369,945
55,000	5.13%, 11/19/2031	55,953
		425,898
	Media - 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
20,000	3.70%, 04/01/2051	12,324
41,000	3.85%, 04/01/2061	24,266
347,000	4.20%, 03/15/2028	340,970
380,000	4.40%, 12/01/2061	246,751
	Comcast Corp.
215,000	2.89%, 11/01/2051	129,324
344,000	3.20%, 07/15/2036	284,918
185,000	3.75%, 04/01/2040	151,711
425,000	4.55%, 01/15/2029	429,578
	Cox Communications, Inc.
195,000	2.60%, 06/15/2031(1)	170,039
20,000	5.45%, 09/01/2034(1)	19,654
50,000	5.80%, 12/15/2053(1)	44,707
130,000	5.95%, 09/01/2054(1)	118,618
310,000	Discovery Communications LLC 3.63%, 05/15/2030	274,916
	Paramount Global
25,000	4.38%, 03/15/2043	18,009
20,000	4.95%, 05/19/2050	14,748
240,000	5.85%, 09/01/2043	203,447
110,000	6.88%, 04/30/2036	110,449
		2,594,429
	Mining - 0.5%
	BHP Billiton Finance USA Ltd.
95,000	4.90%, 02/28/2033	94,172
70,000	5.25%, 09/08/2033	70,789
	Glencore Funding LLC
285,000	5.37%, 04/04/2029(1)	290,563
160,000	5.63%, 04/04/2034(1)	160,012
115,000	5.67%, 04/01/2035(1)	114,717
185,000	6.38%, 10/06/2030(1)	197,061
195,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	209,371
	Rio Tinto Finance USA PLC
65,000	5.00%, 03/14/2032	65,439
175,000	5.88%, 03/14/2065	172,837
		1,374,961
	Office/Business Equipment - 0.0%
80,000	CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	77,349
	Oil & Gas - 1.3%
	Aker BP ASA
150,000	5.13%, 10/01/2034(1)	140,132
305,000	5.80%, 10/01/2054(1)	266,917
150,000	6.00%, 06/13/2033(1)	150,624
	BP Capital Markets America, Inc.
115,000	3.06%, 06/17/2041	82,821
95,000	4.81%, 02/13/2033	93,238
35,000	4.89%, 09/11/2033	34,387
20,000	5.23%, 11/17/2034	19,984
	ConocoPhillips Co.
206,000	3.80%, 03/15/2052	146,634
118,000	4.03%, 03/15/2062	82,287
95,000	4.70%, 01/15/2030	95,839
55,000	5.30%, 05/15/2053	49,721
105,000	5.65%, 01/15/2065	97,118
105,000	5.70%, 09/15/2063	98,158
	Coterra Energy, Inc.
218,000	5.40%, 02/15/2035	210,657
37,000	5.60%, 03/15/2034	36,430
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Oil & Gas - 1.3% - (continued)
	Diamondback Energy, Inc.
$ 220,000	5.55%, 04/01/2035	$216,229
75,000	5.75%, 04/18/2054	67,016
70,000	5.90%, 04/18/2064	62,070
35,000	6.25%, 03/15/2053	33,097
110,000	EOG Resources, Inc. 5.65%, 12/01/2054	104,311
232,000	Equinor ASA 3.63%, 04/06/2040	188,949
	Hess Corp.
143,000	7.13%, 03/15/2033	160,597
176,000	7.30%, 08/15/2031	197,884
165,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	162,342
	Phillips 66 Co.
165,000	4.95%, 12/01/2027	167,162
120,000	4.95%, 03/15/2035	113,109
200,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	201,213
200,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	184,128
	Shell Finance U.S., Inc.
25,000	3.25%, 04/06/2050	16,771
80,000	4.38%, 05/11/2045	66,854
145,000	Shell International Finance BV 3.00%, 11/26/2051	91,522
	TotalEnergies Capital SA
180,000	5.43%, 09/10/2064	163,954
275,000	5.64%, 04/05/2064	258,772
		4,060,927
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
73,000	3.20%, 11/21/2029	69,582
90,000	4.95%, 03/15/2031	92,097
40,000	5.20%, 03/15/2035	40,528
390,000	Cardinal Health, Inc. 5.00%, 11/15/2029	396,490
280,000	Cencora, Inc. 4.85%, 12/15/2029	283,204
	CVS Health Corp.
150,000	1.88%, 02/28/2031	126,555
115,000	2.13%, 09/15/2031	96,795
120,000	3.25%, 08/15/2029	113,068
30,000	3.75%, 04/01/2030	28,541
325,000	5.00%, 01/30/2029	328,569
55,000	5.05%, 03/25/2048	46,744
125,000	Eli Lilly & Co. 5.50%, 02/12/2055	125,326
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	251,944
85,000	Pfizer, Inc. 3.90%, 03/15/2039	72,717
		2,072,160
	Pipelines - 1.0%
	Columbia Pipelines Holding Co. LLC
128,000	5.10%, 10/01/2031(1)	126,340
100,000	5.68%, 01/15/2034(1)	98,989
150,000	6.04%, 08/15/2028(1)	154,669
	Columbia Pipelines Operating Co. LLC
170,000	5.93%, 08/15/2030(1)	177,784
30,000	6.04%, 11/15/2033(1)	30,998
	Enbridge, Inc.
115,000	3.13%, 11/15/2029	107,598
155,000	4.25%, 12/01/2026	154,435
30,000	6.00%, 11/15/2028	31,394
	Energy Transfer LP
7,000	4.90%, 03/15/2035	6,527
25,000	5.15%, 03/15/2045	20,986
60,000	5.25%, 07/01/2029	60,806
240,000	5.70%, 04/01/2035	237,558
250,000	6.40%, 12/01/2030	265,841
	Enterprise Products Operating LLC
40,000	3.30%, 02/15/2053	25,935
25,000	6.13%, 10/15/2039	26,340
35,000	MPLX LP 2.65%, 08/15/2030	31,294

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Pipelines - 1.0% - (continued)
	ONEOK, Inc.
$ 100,000	4.40%, 10/15/2029	$98,446
50,000	4.75%, 10/15/2031	48,775
265,000	5.05%, 11/01/2034	251,285
150,000	5.85%, 11/01/2064	133,759
45,000	6.05%, 09/01/2033	46,167
15,000	6.10%, 11/15/2032	15,577
25,000	6.63%, 09/01/2053	24,887
175,000	Targa Resources Corp. 5.55%, 08/15/2035	171,460
260,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	238,154
150,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	140,225
	Whistler Pipeline LLC
10,000	5.40%, 09/30/2029(1)	10,076
105,000	5.70%, 09/30/2031(1)	106,567
90,000	5.95%, 09/30/2034(1)	90,728
		2,933,600
	Real Estate Investment Trusts - 0.3%
275,000	American Tower Corp. 5.25%, 07/15/2028	281,080
	Crown Castle, Inc.
214,000	3.80%, 02/15/2028	209,068
30,000	4.80%, 09/01/2028	30,091
110,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	109,893
170,000	Realty Income Corp. 5.13%, 04/15/2035	168,479
		798,611
	Retail - 0.2%
	AutoZone, Inc.
30,000	5.40%, 07/15/2034	30,315
90,000	6.55%, 11/01/2033	97,751
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	180,363
	O'Reilly Automotive, Inc.
89,000	4.70%, 06/15/2032	87,244
70,000	5.00%, 08/19/2034	68,408
140,000	5.75%, 11/20/2026	142,678
		606,759
	Semiconductors - 0.5%
	Broadcom, Inc.
155,000	4.15%, 02/15/2028	154,418
100,000	5.05%, 07/12/2029	101,958
	Intel Corp.
204,000	3.25%, 11/15/2049	124,611
385,000	3.73%, 12/08/2047	262,549
70,000	4.75%, 03/25/2050	54,916
25,000	5.90%, 02/10/2063	22,568
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029	181,103
105,000	Microchip Technology, Inc. 5.05%, 02/15/2030	104,521
125,000	Micron Technology, Inc. 5.65%, 11/01/2032	126,614
320,000	NVIDIA Corp. 3.50%, 04/01/2040	265,417
70,000	QUALCOMM, Inc. 4.80%, 05/20/2045	62,752
		1,461,427
	Software - 0.2%
	Oracle Corp.
35,000	2.95%, 04/01/2030	32,354
219,000	3.60%, 04/01/2040	170,697
67,000	3.80%, 11/15/2037	55,946
55,000	5.25%, 02/03/2032	55,760
195,000	5.38%, 07/15/2040	185,006
115,000	5.50%, 09/27/2064	102,042
		601,805
	Telecommunications - 0.3%
	Cisco Systems, Inc.
60,000	4.75%, 02/24/2030	61,427
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Telecommunications - 0.3% - (continued)
$ 205,000	4.95%, 02/26/2031	$210,916
35,000	5.35%, 02/26/2064	33,176
	T-Mobile USA, Inc.
170,000	2.55%, 02/15/2031	150,849
210,000	3.00%, 02/15/2041	150,247
65,000	3.88%, 04/15/2030	62,719
80,000	4.70%, 01/15/2035	76,737
200,000	4.80%, 07/15/2028	202,053
30,000	5.13%, 05/15/2032	30,332
		978,456
	Transportation - 0.0%
15,000	Norfolk Southern Corp. 5.10%, 05/01/2035(6)	15,053
	Trucking & Leasing - 0.0%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
25,000	4.20%, 04/01/2027(1)	24,798
55,000	4.40%, 07/01/2027(1)	54,777
7,000	5.55%, 05/01/2028(1)	7,171
65,000	6.05%, 08/01/2028(1)	67,610
		154,356
	Total Corporate Bonds (cost $64,856,543)	$63,533,515
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(8)	$347,112
200,000	5.00%, 07/15/2032(8)	196,637
		543,749
	Hungary - 0.2%
	Hungary Government International Bonds
305,000	5.50%, 03/26/2036(1)	288,161
265,000	6.13%, 05/22/2028(1)	272,596
		560,757
	Israel - 0.0%
200,000	Israel Government International Bonds 5.38%, 02/19/2030	201,854
	Mexico - 0.5%
	Mexico Government International Bonds
890,000	6.00%, 05/07/2036	847,697
400,000	6.40%, 05/07/2054	353,787
225,000	6.88%, 05/13/2037	227,178
		1,428,662
	Panama - 0.1%
	Panama Government International Bonds
200,000	2.25%, 09/29/2032	145,990
80,000	6.70%, 01/26/2036	77,071
		223,061
	Peru - 0.1%
	Peru Government International Bonds
65,000	3.00%, 01/15/2034	54,070
225,000	5.38%, 02/08/2035	221,526
		275,596
	Romania - 0.3%
	Romania Government International Bonds
470,000	3.63%, 03/27/2032(8)	390,043
68,000	5.75%, 03/24/2035(1)	60,263
334,000	5.88%, 01/30/2029(1)	330,889
90,000	7.50%, 02/10/2037(1)	89,559
		870,754

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.4% - (continued)
	Uruguay - 0.0%
$ 180,000	Uruguay Government International Bonds 4.38%, 01/23/2031	$177,867
	Total Foreign Government Obligations (cost $4,389,342)	$4,282,300
MUNICIPAL BONDS - 0.4%
	Build America Bonds - 0.1%
155,000	State of California, CA, GO 7.30%, 10/01/2039	$179,639
	Development - 0.1%
295,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	288,085
	General - 0.2%
112,382	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	111,577
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	53,927
55,000	3.07%, 02/15/2028	53,483
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	46,525
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	228,720
		494,232
	Higher Education - 0.0%
50,000	Dist of Columbia, DC, Rev 5.75%, 04/01/2035	51,698
	Marshall University, WV, Rev, (AGM)
10,000	2.91%, 05/01/2026	9,861
10,000	3.63%, 05/01/2034	8,998
		70,557
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	14,771
5,000	5.18%, 11/15/2049	4,376
70,000	6.81%, 11/15/2040	76,014
		95,161
	Total Municipal Bonds (cost $1,238,256)	$1,127,674
U.S. GOVERNMENT AGENCIES - 30.5%
	Mortgage-Backed Agencies - 30.5%
	Federal Home Loan Mortgage Corp. - 5.0%
225,928	0.96%, 11/25/2030(2)(3)	$8,837
3,960	1.13%, 12/15/2027	3,846
1,401,399	1.21%, 06/25/2030(2)(3)	66,721
95,589	1.23%, 01/25/2030(2)(3)	4,133
4,924	1.25%, 12/15/2027	4,779
1,527,062	1.48%, 06/25/2030(2)(3)	87,094
408,475	1.50%, 12/25/2050	326,855
1,087,369	1.53%, 05/25/2030(2)(3)	64,428
1,217,073	1.68%, 05/25/2030(2)(3)	78,833
164,146	1.76%, 04/25/2030(2)(3)	10,624
377,238	2.00%, 07/25/2050	332,128
201,205	2.00%, 10/01/2051	160,989
2,084,413	2.00%, 12/01/2051	1,660,603
3,182,541	2.00%, 01/01/2052	2,531,549
16,444	2.50%, 12/15/2042	15,126
910,943	2.50%, 09/01/2051	757,969
1,497,062	4.50%, 08/01/2052	1,434,281
1,796,197	5.00%, 11/01/2052	1,768,192
4,159,186	5.50%, 05/01/2054	4,151,878
91,970	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(4)	92,744
270,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(4)	279,787
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 30.5% - (continued)
	Mortgage-Backed Agencies - 30.5% - (continued)
	Federal Home Loan Mortgage Corp. - 5.0% - (continued)
$ 380,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(4)	$396,371
165,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(4)	173,640
540,000	9.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(4)	581,795
		14,993,202
	Federal National Mortgage Association - 7.1%
20,693	1.25%, 02/25/2028	20,052
4,281	1.50%, 09/25/2027	4,169
129,987	2.00%, 10/01/2051	103,752
459,431	2.00%, 11/01/2051	364,597
5,241,695	2.00%, 04/01/2052	4,166,476
884,483	2.50%, 02/01/2052	735,595
1,161,029	2.50%, 05/01/2052	966,171
905,004	2.50%, 06/01/2052	755,592
875,278	2.50%, 07/01/2052	727,939
733,630	2.50%, 08/01/2052	610,283
282,000	3.00%, 12/25/2045	248,383
313,311	3.00%, 10/25/2046	280,744
313,000	3.00%, 03/25/2047	271,036
170,889	3.00%, 03/01/2050	149,819
1,723,645	3.00%, 11/01/2051	1,506,744
448,894	3.50%, 08/01/2043	417,549
735,000	4.50%, 12/25/2041	709,320
2,760,345	4.50%, 12/01/2052	2,644,683
2,171,094	5.50%, 06/01/2053	2,170,299
4,558,267	5.50%, 04/01/2054	4,550,258
		21,403,461
	Government National Mortgage Association - 7.1%
2,048,774	2.00%, 12/20/2050	1,671,778
2,250,000	2.00%, 05/20/2054(9)	1,835,135
1,862,988	2.50%, 03/20/2051	1,588,484
1,143,044	2.50%, 07/20/2051	974,313
2,779,758	2.50%, 09/20/2051	2,369,411
1,746,336	3.00%, 04/20/2051	1,547,980
379,182	3.00%, 05/20/2051	335,978
1,914,203	3.00%, 10/20/2051	1,695,535
2,877,803	3.50%, 08/20/2052	2,619,575
1,650,000	4.00%, 05/20/2055(9)	1,535,564
1,100,000	5.00%, 05/20/2054(9)	1,078,933
4,285,948	5.00%, 09/20/2054	4,207,006
		21,459,692
	Uniform Mortgage-Backed Security - 11.3%
1,200,000	1.50%, 05/01/2039(9)	1,058,936
300,000	1.50%, 05/01/2055(9)	225,888
1,300,000	2.50%, 05/01/2039(9)	1,207,696
4,263,000	2.50%, 05/01/2054(9)	3,543,281
750,000	3.00%, 03/01/2037(9)	712,002
1,850,000	3.50%, 03/01/2052(9)	1,669,417
3,450,000	4.00%, 06/01/2052(9)	3,214,862
17,700,000	5.50%, 05/01/2054(9)	17,661,789
4,450,000	6.00%, 05/01/2054(9)	4,514,130
		33,808,001
	Total U.S. Government Agencies (cost $93,188,673)	$91,664,356
U.S. GOVERNMENT SECURITIES - 39.1%
	U.S. Treasury Securities - 39.1%
	U.S. Treasury Bonds - 9.1%
1,570,000	1.25%, 05/15/2050	$763,719
1,010,000	1.38%, 08/15/2050	503,698
2,455,000	1.63%, 11/15/2050	1,308,726

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 39.1% - (continued)
	U.S. Treasury Securities - 39.1% - (continued)
	U.S. Treasury Bonds - 9.1% - (continued)
$ 630,000	2.00%, 02/15/2050	$374,112
1,248,000	2.38%, 11/15/2049	810,859
1,105,000	2.50%, 02/15/2045	785,543
1,935,000	2.88%, 05/15/2052	1,378,536
7,170,000	3.00%, 02/15/2047	5,436,877
1,525,000	3.00%, 02/15/2048	1,144,703
6,105,000	3.00%, 08/15/2052	4,463,327
1,080,000	3.13%, 05/15/2048	828,014
1,780,000	3.38%, 08/15/2042	1,508,480
1,500,000	3.38%, 11/15/2048	1,198,184
1,825,000	3.63%, 08/15/2043	1,585,184
1,840,000	3.63%, 02/15/2044	1,591,384
1,464,000	3.75%, 11/15/2043	1,292,380
600,000	4.13%, 08/15/2044	556,125
1,305,000	4.50%, 02/15/2044	1,275,179
600,000	4.50%, 11/15/2054	580,781
		27,385,811
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
769,370	0.25%, 02/15/2050(10)	449,245
41,630	0.63%, 02/15/2043(10)	31,134
2,244,937	0.75%, 02/15/2042(10)	1,753,301
934,826	0.75%, 02/15/2045(10)	686,862
417,399	1.00%, 02/15/2046(10)	317,870
1,553,701	1.38%, 02/15/2044(10)	1,313,453
		4,551,865
	U.S. Treasury Inflation-Indexed Notes - 0.5%
1,629,472	1.75%, 01/15/2034(10)	1,613,581
	U.S. Treasury Notes - 28.0%
9,493,000	0.38%, 09/30/2027	8,792,150
3,850,000	0.63%, 05/15/2030	3,303,781
3,335,000	1.88%, 02/28/2029	3,125,260
4,565,000	2.75%, 08/15/2032	4,215,670
10,735,000	2.88%, 05/15/2028(11)(12)	10,511,913
1,835,000	2.88%, 05/15/2032	1,714,650
8,608,000	3.50%, 09/30/2026	8,579,419
4,785,000	3.75%, 06/30/2030	4,785,000
4,235,000	3.75%, 12/31/2030	4,221,104
950,000	4.13%, 11/30/2029	967,256
6,350,000	4.25%, 03/15/2027	6,420,197
400,000	4.25%, 01/31/2030	409,328
7,740,000	4.25%, 11/15/2034	7,799,259
5,000,000	4.38%, 01/31/2032	5,133,203
5,136,000	4.38%, 05/15/2034	5,234,306
8,325,000	4.50%, 03/31/2026	8,366,755
645,000	4.50%, 11/15/2033	664,804
		84,244,055
	Total U.S. Government Securities (cost $126,934,506)	$117,795,312
	Total Long-Term Investments (cost $344,216,785)	$330,306,430
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 1,644,473
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2025 at 4.37%, due
on 05/01/2025 with a maturity value of
$1,644,673; collateralized by U.S. Treasury
Note at 4.38%, maturing 07/31/2026, with a
market value of $1,677,463
			$1,644,473
	Total Short-Term Investments (cost $1,644,473)		$1,644,473
	Total Investments (cost $345,861,258)	110.2%	$331,950,903
	Other Assets and Liabilities	(10.2)%	(30,848,605)
	Net Assets	100.0%	$301,102,298
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$59,103,634, representing 19.6% of net assets.

(2)	Securities disclosed are interest-only strips.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $298,092 at April 30, 2025.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $933,792, representing 0.3% of net assets.

(9)	Represents or includes a TBA transaction.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $705,038.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $137,091.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	9	06/30/2025	$1,873,336	$3,504
U.S. Treasury 5-Year Note Future	82	06/30/2025	8,954,016	13,929
U.S. Treasury Long Bond Future	17	06/18/2025	1,982,625	(39,463)
U.S. Treasury Ultra Bond Future	14	06/18/2025	1,694,437	9,320
Total				$(12,710)
Short position contracts:
U.S. Treasury 10-Year Note Future	(2)	06/18/2025	$(224,438)	$(5,534)
U.S. Treasury 10-Year Ultra Future	(65)	06/18/2025	(7,457,734)	(131,358)
Total				$(136,892)
Total futures contracts				$(149,602)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	4,060,000	03/19/2045	Annual	$—	$(7,734)	$(152,956)	$(145,222)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,903	—	200,152	197,249
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,144	—	63,066	58,922
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,057)	56,306	61,363
3.59% Fixed	12 Mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,318	—	27,263	24,945
Total centrally cleared interest rate swaps contracts						$9,365	$(12,791)	$193,831	$197,257
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$51,903,273	$—	$51,903,273	$—
Corporate Bonds	63,533,515	—	63,533,515	—
Foreign Government Obligations	4,282,300	—	4,282,300	—
Municipal Bonds	1,127,674	—	1,127,674	—
U.S. Government Agencies	91,664,356	—	91,664,356	—
U.S. Government Securities	117,795,312	—	117,795,312	—
Short-Term Investments	1,644,473	—	1,644,473	—
Futures Contracts(2)	26,753	26,753	—	—
Swaps - Interest Rate(2)	342,479	—	342,479	—
Total	$332,320,135	$26,753	$332,293,382	$—
Liabilities
Futures Contracts(2)	$(176,355)	$(176,355)	$—	$—
Swaps - Interest Rate(2)	(145,222)	—	(145,222)	—
Total	$(321,577)	$(176,355)	$(145,222)	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

15

Hartford Large Cap Growth ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.9%
4,242	Tesla, Inc.*	$1,196,923
	Capital Goods - 0.9%
3,182	GE Vernova, Inc.	1,179,949
	Consumer Discretionary Distribution & Retail - 9.9%
60,656	Amazon.com, Inc.*	11,186,180
4,555	Dick's Sporting Goods, Inc.	855,156
2,856	Home Depot, Inc.	1,029,559
		13,070,895
	Consumer Durables & Apparel - 0.8%
22,834	On Holding AG Class A*	1,098,544
	Consumer Services - 1.2%
48,807	DraftKings, Inc. Class A*	1,624,785
	Consumer Staples Distribution & Retail - 0.6%
1,684	Casey's General Stores, Inc.	779,002
	Energy - 0.9%
7,252	Targa Resources Corp.	1,239,367
	Equity Real Estate Investment Trusts (REITs) - 1.1%
5,322	American Tower Corp. REIT	1,199,632
1,334	AvalonBay Communities, Inc. REIT	280,113
		1,479,745
	Financial Services - 8.3%
5,440	Berkshire Hathaway, Inc. Class B*	2,900,880
4,661	CME Group, Inc.	1,291,470
1,560	Interactive Brokers Group, Inc. Class A	268,086
14,404	KKR & Co., Inc.	1,645,945
12,529	Tradeweb Markets, Inc. Class A	1,732,761
9,091	Visa, Inc. Class A	3,140,940
		10,980,082
	Health Care Equipment & Services - 2.2%
21,936	Boston Scientific Corp.*	2,256,556
1,194	Intuitive Surgical, Inc.*	615,865
		2,872,421
	Household & Personal Products - 0.7%
11,795	BellRing Brands, Inc.*	909,866
	Media & Entertainment - 16.6%
36,292	Alphabet, Inc. Class A	5,763,169
20,919	Liberty Media Corp.-Liberty Formula One Class C*	1,854,888
12,066	Live Nation Entertainment, Inc.*	1,598,142
6,708	Meta Platforms, Inc. Class A	3,682,692
5,294	Netflix, Inc.*	5,991,326
4,987	Spotify Technology SA*	3,061,918
		21,952,135
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
7,342	Eli Lilly & Co.	6,600,091
23,521	Exact Sciences Corp.*	1,073,498
2,532	Gilead Sciences, Inc.	269,759
11,550	Natera, Inc.*	1,743,242
2,067	Vertex Pharmaceuticals, Inc.*	1,053,137
		10,739,727
	Real Estate Management & Development - 0.8%
15,561	Zillow Group, Inc. Class C*	1,047,722
	Semiconductors & Semiconductor Equipment - 17.5%
7,529	ARM Holdings PLC ADR*	858,683
32,245	Broadcom, Inc.	6,206,195
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Semiconductors & Semiconductor Equipment - 17.5% - (continued)
14,866	Marvell Technology, Inc.		$867,728
138,821	NVIDIA Corp.		15,120,383
			23,052,989
	Software & Services - 14.1%
2,220	AppLovin Corp. Class A*		597,868
10,838	Docusign, Inc.*		886,006
7,426	GoDaddy, Inc. Class A*		1,398,539
32,361	Microsoft Corp.		12,791,009
3,829	Salesforce, Inc.		1,028,891
1,934	ServiceNow, Inc.*		1,846,989
			18,549,302
	Technology Hardware & Equipment - 12.3%
64,557	Apple, Inc.		13,718,363
22,907	Arista Networks, Inc.*		1,884,559
19,636	Flex Ltd.*		674,300
			16,277,222
	Telecommunication Services - 1.6%
8,693	T-Mobile U.S., Inc.		2,146,736
	Transportation - 0.2%
3,323	Uber Technologies, Inc.*		269,196
	Utilities - 0.8%
19,602	Dominion Energy, Inc.		1,065,957
	Total Common Stocks (cost $108,326,596)		$131,532,565
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 131,249
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2025 at 4.37%, due on
05/01/2025 with a maturity value of $131,265;
collateralized by U.S. Treasury Note at 4.38%,
maturing 07/31/2026, with a market value of
$134,016
			$131,249
	Total Short-Term Investments (cost $131,249)		$131,249
	Total Investments (cost $108,457,845)	99.6%	$131,663,814
	Other Assets and Liabilities	0.4%	472,865
	Net Assets	100.0%	$132,136,679
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

16

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$131,532,565	$131,532,565	$—	$—
Short-Term Investments	131,249	—	131,249	—
Total	$131,663,814	$131,532,565	$131,249	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.

17

Hartford Municipal Opportunities ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8%
	Alabama - 3.5%
$ 2,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,168,500
	Black Belt Energy Gas Dist, AL, Rev
1,200,000	5.00%, 10/01/2055(1)	1,247,907
2,000,000	5.25%, 12/01/2027	2,065,952
1,825,000	5.25%, 02/01/2053(1)	1,907,713
330,000	5.25%, 12/01/2053(1)	349,981
2,855,000	5.25%, 05/01/2055(1)	3,025,837
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,501,572
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	101,435
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,067,077
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,716,200
415,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053(1)	439,913
		18,592,087
	Alaska - 0.6%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,156,426
	State of Alaska International Airports System, AK, Rev
530,000	5.00%, 10/01/2032(2)	578,574
1,215,000	5.00%, 10/01/2034(2)	1,321,493
		3,056,493
	Arizona - 0.5%
	Arizona Industrial Dev Auth, AZ, Rev,
665,000	(FHLMC), (FNMA), (GNMA) 4.05%, 10/01/2031(2)	670,933
270,000	(FHLMC), (FNMA), (GNMA) 4.15%, 10/01/2032(2)	272,639
280,000	(FHLMC), (FNMA), (GNMA) 4.25%, 10/01/2033(2)	282,962
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	505,022
	Maricopa County Industrial Dev Auth, AZ, Rev
230,000	4.00%, 10/15/2047(3)	191,906
195,000	5.00%, 09/01/2031	203,058
730,000	5.00%, 12/01/2038	775,269
		2,901,789
	California - 7.8%
795,000	Bay Area Toll Auth, CA, Rev 3.92%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	774,652
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053(1)	784,502
6,000,000	5.00%, 02/01/2055(1)	6,312,622
2,115,000	5.00%, 01/01/2056(1)	2,262,680
3,375,000	5.50%, 05/01/2054(1)	3,546,644
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	206,530
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	182,029
600,000	(BAM) 4.00%, 05/15/2037	598,858
2,250,000	5.00%, 06/30/2027	2,296,280
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	793,884
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM) 4.00%, 08/01/2032	185,783
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	466,854
450,000	4.00%, 09/01/2046	404,572
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	California - 7.8% - (continued)
$ 525,000	4.00%, 09/01/2051	$453,664
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	783,758
865,000	5.00%, 05/15/2037	903,805
2,625,000	5.25%, 05/15/2040	2,814,951
2,235,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.80%, 01/15/2026(5)	2,273,787
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(6)	113,948
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(6)	607,771
605,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2033	682,252
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	642,022
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,118
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	515,531
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	327,630
3,675,000	5.00%, 05/01/2034	3,916,517
265,000	5.00%, 05/01/2050	263,847
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NPFG) 0.00%, 01/15/2026(6)	77,960
235,000	(NPFG) 0.00%, 01/15/2032(6)	180,163
70,000	(NPFG) 0.00%, 01/15/2035(6)	46,692
1,250,000	4.00%, 01/15/2034	1,264,823
	State of California, CA, GO
1,500,000	1.80%, 05/01/2040(1)	1,500,000
1,875,000	5.00%, 08/01/2033	2,111,641
860,000	5.00%, 03/01/2035	979,820
1,535,000	5.00%, 09/01/2036	1,703,842
		41,081,432
	Colorado - 3.7%
	Baseline Metropolitan Dist No. 1, CO, GO,
375,000	(AGC) 5.00%, 12/01/2030	401,679
635,000	(AGC) 5.00%, 12/01/2032	685,481
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,213,399
	City of Colorado Springs Utilities System, CO, Rev
160,000	5.00%, 11/15/2044	168,805
400,000	5.00%, 11/15/2049	416,380
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AGM) 5.50%, 12/01/2054	1,063,741
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	97,057
1,580,000	5.00%, 12/01/2034	1,708,843
1,000,000	5.00%, 12/01/2035	1,074,874
500,000	5.00%, 05/15/2036	537,911
345,000	5.00%, 05/15/2037	369,156
	Denver City & County School Dist No. 1, CO, GO,
2,000,000	(ST AID WITHHLDG) 5.00%, 12/01/2025	2,021,411
1,500,000	(ST AID WITHHLDG) 5.00%, 12/01/2026	1,547,791
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	160,176
1,000,000	E-470 Public Highway Auth, CO, Rev 3.67%, 09/01/2039, 1 mo. USD SOFR + 0.75%(4)	989,494
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,072,938
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	350,205

18

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Colorado - 3.7% - (continued)
$ 2,100,000	Regional Transportation Dist, CO, COP 5.00%, 06/01/2033	$2,335,113
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	474,607
400,000	5.00%, 07/15/2029	418,376
500,000	5.00%, 01/15/2030	524,803
100,000	5.00%, 07/15/2032	105,276
715,000	University of Colorado Hospital Auth, CO, Rev 5.00%, 11/15/2029	766,712
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	193,234
		19,697,462
	Connecticut - 1.0%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	103,896
270,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	270,954
1,000,000	Connecticut State Health & Educational Facs Auth, CT, Rev 2.95%, 07/01/2049(1)	993,768
3,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	2,979,605
845,000	State of Connecticut, CT, GO 3.00%, 06/01/2038	721,469
		5,069,692
	District of Columbia - 0.2%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	249,409
455,000	5.00%, 07/01/2042	432,559
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	525,818
		1,207,786
	Florida - 1.8%
500,000	Alachua County School Board, FL, COP, (AGM) 5.00%, 07/01/2028	527,311
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	189,595
500,000	Capital Trust Auth, FL, Rev 5.00%, 07/01/2045(3)	467,265
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	117,560
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	241,626
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,121,372
200,000	5.00%, 10/01/2036	205,588
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	389,675
1,650,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2036	1,748,302
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	158,838
500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	466,208
250,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	263,564
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	850,150
	Polk County Industrial Dev Auth, FL, Rev
395,000	5.00%, 01/01/2029	398,428
190,000	5.00%, 01/01/2055	168,785
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	340,296
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	140,140
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Florida - 1.8% - (continued)
$ 1,195,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	$1,227,607
500,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(3)	472,887
		9,495,197
	Georgia - 2.9%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,367,080
200,000	City of Atlanta Department of Aviation, GA, Rev 5.00%, 07/01/2033	223,254
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	285,522
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	221,611
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,937,512
1,760,000	5.00%, 07/01/2053(1)	1,834,399
475,000	5.00%, 09/01/2053(1)	496,625
1,225,000	5.00%, 12/01/2053(1)	1,284,518
275,000	5.00%, 04/01/2054(1)	288,807
2,380,000	5.00%, 05/01/2054(1)	2,502,731
1,000,000	5.00%, 06/01/2055(1)	1,055,616
1,200,000	5.50%, 09/15/2025	1,206,439
	Municipal Electric Auth of Georgia, GA, Rev,
1,000,000	(AGM) 5.00%, 07/01/2048	1,027,181
520,000	5.00%, 07/01/2052	526,605
		15,257,900
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
100,000	5.00%, 07/01/2031	103,020
780,000	5.00%, 07/01/2040	811,987
300,000	5.00%, 07/01/2041	311,322
		1,226,329
	Idaho - 0.2%
1,045,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,118,893
	Illinois - 9.8%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	255,853
380,000	5.25%, 04/01/2035	407,579
250,000	5.25%, 04/01/2036	266,701
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(6)	103,147
500,000	5.00%, 12/01/2028	511,500
1,100,000	5.00%, 12/01/2032	1,121,423
400,000	5.00%, 12/01/2046	371,311
2,500,000	5.25%, 12/01/2036	2,568,633
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	403,666
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	612,448
200,000	(BAM) 5.00%, 01/01/2037	216,393
1,785,000	(BAM) 5.00%, 01/01/2038	1,917,157
1,000,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2038	1,061,001
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
275,000	5.00%, 12/01/2045	275,002
1,000,000	5.00%, 12/01/2049	1,016,049
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	731,406
90,000	(NPFG) 5.50%, 01/01/2030	93,591
530,000	City of Chicago Waterworks, IL, Rev, (AGM) 5.00%, 11/01/2037	560,307

19

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Illinois - 9.8% - (continued)
$ 500,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(6)	$488,012
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027(1)	1,297,587
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	939,058
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	610,648
460,000	5.00%, 10/01/2027	479,503
585,000	5.00%, 10/01/2028	617,447
235,000	5.00%, 08/15/2033	249,767
150,000	5.00%, 11/15/2045	147,705
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 2.90%, 02/01/2038(1)	6,185,000
2,745,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	2,851,449
840,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	891,714
450,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	476,865
1,565,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	1,674,842
810,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	887,774
320,000	Illinois State Toll Highway Auth, IL, Rev 4.00%, 01/01/2040	310,343
625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2025	630,537
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	102,675
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM) 0.00%, 02/01/2027(6)	140,664
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NPFG) 0.00%, 12/15/2025(6)	199,940
595,000	4.00%, 12/15/2042	526,829
1,055,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2025	1,066,255
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AGC) 5.00%, 01/01/2041	1,052,181
1,000,000	(AGC) 5.00%, 01/01/2042	1,043,065
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	776,974
1,785,000	5.00%, 01/01/2026	1,804,147
550,000	5.00%, 01/01/2030	583,851
1,500,000	5.00%, 01/01/2034	1,648,538
845,000	5.00%, 01/01/2037	885,498
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AGM) 5.00%, 01/01/2029	253,830
250,000	(AGM) 5.00%, 01/01/2030	267,620
250,000	(AGM) 5.00%, 01/01/2031	270,649
320,000	(AGM) 5.00%, 01/01/2032	349,662
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	116,429
1,000,000	5.00%, 06/15/2035	1,084,982
	State of Illinois, IL, GO
1,010,000	5.00%, 11/01/2025	1,017,817
1,645,000	5.00%, 05/01/2027	1,692,323
4,750,000	5.00%, 12/01/2042	4,852,153
550,000	5.50%, 03/01/2042	578,067
100,000	Village of Bolingbrook, IL, GO, (AGM) 5.00%, 01/01/2028	104,305
		51,649,872
	Indiana - 2.2%
262,238	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	234,382
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,554,548
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Indiana - 2.2% - (continued)
$ 195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 01/15/2029	$207,529
	Danville Multi-School Building Corp., IN, Rev,
750,000	(ST INTERCEPT) 5.00%, 01/15/2034	826,791
440,000	(ST INTERCEPT) 5.00%, 07/15/2034	486,208
650,000	(ST INTERCEPT) 5.00%, 07/15/2035	711,535
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,153,380
	Indiana Municipal Power Agency, IN, Rev,
1,000,000	(AGC) 5.00%, 01/01/2033	1,110,535
750,000	(AGC) 5.00%, 01/01/2034	837,909
	Northwest Allen School Building Corp., IN, Rev,
1,150,000	(ST INTERCEPT) 5.00%, 07/15/2040	1,229,327
115,000	(ST INTERCEPT) 5.00%, 07/15/2041	122,031
		11,474,175
	Iowa - 0.5%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	588,844
	Iowa Student Loan Liquidity Corp., IA, Rev
350,000	5.00%, 12/01/2025	352,827
1,415,000	5.00%, 12/01/2033	1,478,115
90,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	84,801
		2,504,587
	Kentucky - 0.7%
	Kentucky Public Energy Auth, KY, Rev
1,250,000	5.25%, 04/01/2054(1)	1,328,102
1,250,000	5.25%, 06/01/2055(1)	1,312,280
870,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	942,341
		3,582,723
	Louisiana - 0.7%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	296,863
	Louisiana Public Facs Auth, LA, Rev,
515,000	(AGC) 5.00%, 08/01/2030	559,318
335,000	(AGC) 5.00%, 08/01/2032	370,057
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	158,696
200,000	5.00%, 01/01/2030	213,737
	Parish of St. John the Baptist, LA, Rev
305,000	2.38%, 06/01/2037(1)	299,862
1,160,000	3.30%, 06/01/2037(1)	1,140,619
480,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	478,377
		3,517,529
	Maine - 0.0%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2035	272,294
	Maryland - 0.6%
475,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	488,633
2,500,000	State of Maryland, MD, GO 5.00%, 06/01/2039	2,751,725
		3,240,358
	Massachusetts - 3.7%
1,190,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 5.00%, 07/01/2041	1,277,410
	Massachusetts Dev Finance Agency, MA, Rev
405,000	4.22%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(3)(4)	404,990
1,000,000	5.00%, 07/01/2025	1,001,997
1,000,000	5.00%, 07/01/2027(2)	1,025,740
575,000	5.00%, 01/01/2028	595,042

20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Massachusetts - 3.7% - (continued)
$ 585,000	5.00%, 01/01/2029	$611,559
1,085,000	5.00%, 07/01/2029(2)	1,132,468
555,000	5.00%, 01/01/2030	584,119
680,000	5.00%, 07/01/2031	688,241
675,000	5.00%, 07/01/2034	679,127
750,000	5.00%, 07/01/2038	796,926
1,000,000	5.00%, 07/01/2039	1,053,479
2,880,000	5.00%, 07/01/2040(2)	2,959,717
350,000	5.00%, 07/01/2044	343,020
100,000	5.00%, 07/01/2048	100,227
535,000	5.00%, 07/01/2055	538,050
380,000	5.00%, 10/01/2057(3)	348,433
1,000,000	5.00%, 07/01/2060(3)	951,525
	Massachusetts Educational Financing Auth, MA, Rev
100,000	5.00%, 07/01/2026	101,597
110,000	5.00%, 07/01/2027	112,536
4,200,000	Massachusetts Health & Educational Facs Auth, MA, Rev 2.60%, 07/01/2027(1)	4,200,000
		19,506,203
	Michigan - 1.7%
1,250,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,270,149
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	949,772
570,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2037	622,962
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,080,832
750,000	5.00%, 11/01/2032	780,465
600,000	5.25%, 02/29/2040	633,027
100,000	5.25%, 02/28/2041	104,624
	Michigan State Housing Dev Auth, MI, Rev
425,000	3.45%, 12/01/2030	414,015
390,000	4.25%, 06/01/2049	391,258
245,000	4.25%, 12/01/2049	245,974
1,200,000	5.75%, 06/01/2054	1,274,726
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(1)	684,382
540,000	3.88%, 06/01/2053(1)	536,189
		8,988,375
	Minnesota - 0.4%
376,621	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	330,688
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	632,082
	Minnesota Housing Finance Agency, MN, Rev,
505,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	520,459
520,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	541,022
		2,024,251
	Mississippi - 1.2%
4,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	4,159,727
	State of Mississippi, MS, Rev
1,205,000	5.00%, 10/01/2041	1,274,135
850,000	5.00%, 10/01/2042	892,471
		6,326,333
	Missouri - 0.8%
	City of St. Louis Airport, MO, Rev,
750,000	(AGM) 5.00%, 07/01/2037	818,764
100,000	(AGM) 5.00%, 07/01/2039	107,415
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	758,539
555,000	5.00%, 06/01/2032	602,092
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Missouri - 0.8% - (continued)
$ 1,135,000	Missouri Housing Dev Commission, MO, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2047	$1,140,002
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	664,001
		4,090,813
	Montana - 0.2%
985,000	Montana Board of Housing, MT, Rev 6.00%, 12/01/2054	1,057,942
	Nebraska - 1.4%
	Central Plains Energy Project, NE, Rev
1,500,000	4.00%, 12/01/2049(1)	1,500,088
1,365,000	5.00%, 05/01/2054(1)	1,414,550
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	297,082
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	504,249
3,375,000	Omaha Airport Auth, NE, Rev, (AGC) 5.25%, 12/15/2041	3,570,253
		7,286,222
	Nevada - 0.2%
260,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	241,866
280,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	291,003
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	311,428
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	264,282
		1,108,579
	New Hampshire - 0.8%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,288,073
650,000	(BAM) 5.00%, 06/01/2036	696,605
715,000	(BAM) 5.00%, 12/01/2036	764,207
860,000	(BAM) 5.00%, 12/01/2037	915,868
665,000	(BAM) 5.00%, 12/01/2038	704,800
		4,369,553
	New Jersey - 1.7%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	869,523
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	432,704
5,000,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2037	5,307,182
1,695,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	1,793,025
325,000	Newark Board of Education, NJ, GO, (BAM) 5.00%, 07/15/2027	337,363
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	257,157
		8,996,954
	New Mexico - 1.6%
4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	3,901,619
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	510,209
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	29,998
1,780,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	1,943,250
1,870,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	1,958,977
		8,344,053
	New York - 8.6%
	City of New York, NY, GO
530,000	5.00%, 04/01/2036	547,514

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	New York - 8.6% - (continued)
$ 500,000	5.00%, 09/01/2038	$544,654
1,575,000	5.00%, 02/01/2040	1,701,692
515,000	Empire State Dev Corp., NY, Rev 5.00%, 03/15/2038	523,791
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	494,583
295,000	5.00%, 09/01/2033	309,380
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,010,831
265,000	5.00%, 11/15/2032	265,939
195,000	5.00%, 11/15/2033	208,420
4,000,000	5.00%, 11/15/2034	4,426,498
1,000,000	5.00%, 11/15/2045(1)	1,047,624
575,000	5.00%, 11/15/2048	577,875
2,500,000	New York City Housing Dev Corp., NY, Rev 5.25%, 12/15/2031	2,529,134
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AGM) 3.00%, 01/01/2033	623,809
150,000	(AGM) 5.00%, 03/01/2030	160,387
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	966,461
690,000	4.13%, 06/15/2047	650,871
500,000	5.00%, 06/15/2040	517,505
2,130,000	5.50%, 06/15/2039(2)	2,434,851
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,305,000	4.00%, 02/01/2038	2,262,103
570,000	5.00%, 05/01/2038	589,045
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	218,830
390,000	5.00%, 02/01/2038	425,393
1,360,000	5.00%, 05/01/2038	1,478,009
2,570,000	5.00%, 11/01/2038	2,817,388
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	409,350
405,000	2.75%, 02/15/2044	285,003
2,175,000	5.00%, 11/15/2044(3)	2,161,794
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	803,093
1,650,000	4.00%, 03/15/2038	1,613,350
675,000	4.00%, 03/15/2040	639,942
630,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	679,912
245,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2038	263,152
290,000	5.25%, 07/01/2039	312,132
2,000,000	5.25%, 07/01/2040	2,131,383
1,800,000	New York State Housing Finance Agency, NY, Rev 2.70%, 11/15/2037(1)	1,800,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AGC) 0.00%, 12/31/2054(5)	226,697
1,715,000	(AGM) 5.00%, 06/30/2054	1,705,262
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	488,077
185,000	4.00%, 07/15/2040	180,069
800,000	5.00%, 11/15/2035	805,825
835,000	5.00%, 01/15/2037	875,437
290,000	5.00%, 12/01/2037	303,377
700,000	5.00%, 11/01/2038	711,631
500,000	5.00%, 12/01/2038	520,790
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	264,136
		45,512,999
	North Carolina - 0.8%
	North Carolina Housing Finance Agency, NC, Rev,
810,000	(FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	806,365
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	North Carolina - 0.8% - (continued)
$ 605,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	$669,116
	North Carolina Medical Care Commission, NC, Rev
1,455,000	4.00%, 09/01/2051	1,126,647
325,000	4.25%, 09/01/2028	321,331
395,000	5.00%, 01/01/2038	397,758
145,000	5.00%, 01/01/2039	133,391
210,000	5.00%, 01/01/2044	204,883
500,000	5.50%, 09/01/2054	470,998
		4,130,489
	Ohio - 2.1%
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,073,263
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	103,940
	County of Allen Hospital Facs, OH, Rev
250,000	5.00%, 12/01/2029	267,696
2,895,000	5.00%, 11/01/2039(2)	3,048,184
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	1,442,928
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	848,812
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032	428,871
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033	418,864
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034	292,598
665,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	722,397
	Port of Greater Cincinnati Dev Auth, OH, Rev
1,235,000	5.00%, 12/01/2037	1,343,288
755,000	5.00%, 12/01/2038	816,238
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	351,118
		11,158,197
	Oklahoma - 0.4%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,012,493
555,000	Grand River Dam Auth, OK, Rev 5.00%, 06/01/2041	586,855
590,000	Oklahoma Turnpike Auth, OK, Rev 5.00%, 01/01/2039(2)	636,841
		2,236,189
	Oregon - 1.0%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(5)	30,722
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(6)	11,746
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(6)	62,486
	Port of Portland Airport, OR, Rev
575,000	5.00%, 07/01/2030	607,260
1,910,000	5.00%, 07/01/2038	1,982,738
1,000,000	5.00%, 07/01/2044	1,002,516
1,250,000	5.25%, 07/01/2040	1,333,996
	Salem Hospital Facility Auth, OR, Rev
40,000	5.00%, 05/15/2038	39,897
30,000	5.00%, 05/15/2048	27,672
30,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	30,047
35,000	State of Oregon, OR, GO 4.00%, 12/01/2048	34,967
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(6)	67,189
		5,231,236

22

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Pennsylvania - 3.7%
$ 360,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	$350,838
135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	134,108
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AGM) 5.00%, 09/01/2036	803,835
3,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,137,858
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	102,461
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(3)	478,723
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2037	611,627
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	265,067
	Lancaster School Dist, PA, GO,
3,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2041	3,684,777
500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	521,173
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	230,974
240,000	5.00%, 12/01/2044	234,764
100,000	5.00%, 12/01/2046	92,934
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AGM) 5.00%, 01/01/2038	484,239
290,000	(AGM) 5.00%, 01/01/2040	298,370
100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	104,862
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	249,379
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	250,000
750,000	5.00%, 05/01/2037	755,495
190,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	189,492
	Pennsylvania Turnpike Commission, PA, Rev
150,000	5.00%, 12/01/2030	155,182
1,500,000	5.00%, 12/01/2042	1,515,898
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AGM) 5.00%, 09/01/2034	15,873
1,245,000	(AGM) 5.00%, 09/01/2036	1,364,100
1,000,000	(AGM) 5.00%, 09/01/2037	1,087,956
	School Dist of Philadelphia, PA, GO,
280,000	(NPFG), (ST AID WITHHLDG) 5.00%, 06/01/2027	289,924
875,000	(ST AID WITHHLDG) 5.00%, 09/01/2035	946,115
590,000	School Dist of the City of Erie, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	616,059
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	376,060
		19,348,143
	Puerto Rico - 2.3%
5,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	6,066,646
	Puerto Rico Sales Tax Financing Corp., PR, Rev
3,321,000	0.00%, 07/01/2027(6)	3,036,001
3,119,000	0.00%, 07/01/2029(6)	2,626,372
625,000	5.00%, 07/01/2058	596,738
		12,325,757
	Rhode Island - 1.8%
	Providence Public Building Auth, RI, Rev,
1,000,000	(AGC) 5.00%, 09/15/2037	1,083,968
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Rhode Island - 1.8% - (continued)
$ 665,000	(AGC) 5.00%, 09/15/2038	$715,557
	Rhode Island Health & Educational Building Corp., RI, Rev,
1,250,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2032	1,375,406
585,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2034	649,942
3,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2037	3,257,902
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	409,636
765,000	5.00%, 12/01/2028	789,339
950,000	5.00%, 12/01/2029	986,416
465,000	5.00%, 12/01/2031	486,478
		9,754,644
	South Carolina - 1.1%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	833,057
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	410,353
	South Carolina Jobs-Economic Dev Auth, SC, Rev
1,500,000	5.00%, 11/01/2036	1,627,708
345,000	5.00%, 11/01/2037	371,820
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	497,735
625,000	4.00%, 12/01/2038	601,030
1,175,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	1,257,477
		5,599,180
	South Dakota - 0.1%
	South Dakota Housing Dev Auth, SD, Rev
335,000	4.50%, 11/01/2048	337,207
275,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	290,668
		627,875
	Tennessee - 0.3%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	547,674
195,000	5.00%, 05/01/2038	203,137
590,000	Tennessee Energy Acquisition Corp., TN, Rev 5.00%, 02/01/2027	597,268
50,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	50,008
		1,398,087
	Texas - 12.4%
	Allen Independent School Dist, TX, GO,
870,000	(PSF-GTD) 5.00%, 02/15/2034	978,817
1,380,000	(PSF-GTD) 5.00%, 02/15/2035	1,541,539
	Arlington Higher Education Finance Corp., TX, Rev,
950,000	(PSF-GTD) 5.00%, 02/15/2037	1,007,655
805,000	(PSF-GTD) 5.00%, 08/15/2040	845,920
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	162,674
	Boerne Independent School Dist, TX, GO,
1,045,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,037,912
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	228,400
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,427,716
505,000	4.00%, 01/01/2036	507,559
1,490,000	5.00%, 01/01/2046	1,509,100
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,095,746
500,000	5.00%, 11/15/2039	514,876
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,517,729
100,000	4.00%, 08/15/2034	98,169

23

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Texas - 12.4% - (continued)
$ 535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	$550,647
	City of Garland Electric Utility System, TX, Rev,
1,000,000	(AGC) 5.00%, 03/01/2029	1,063,175
1,000,000	(AGC) 5.00%, 03/01/2030	1,075,659
750,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AGM), (AMBAC) 0.00%, 09/01/2025(6)	740,523
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049(1)	547,554
245,000	5.00%, 02/01/2039	263,946
1,410,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 3.60%, 02/15/2035(1)	1,409,715
975,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2036	1,056,344
2,250,000	College Station Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2044	2,121,033
	Crowley Independent School Dist, TX, GO,
400,000	(PSF-GTD) 5.00%, 02/01/2030	433,503
450,000	(PSF-GTD) 5.00%, 02/01/2031	492,738
400,000	(PSF-GTD) 5.00%, 02/01/2032	441,887
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	1,431,551
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,600,771
1,500,000	5.00%, 11/01/2032	1,603,414
750,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2033	836,192
1,000,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AGC) 5.00%, 08/15/2035	1,093,010
1,350,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)(2)	1,355,509
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	444,188
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AGC) 5.00%, 11/15/2032	1,636,835
1,780,000	(AGC) 5.00%, 11/15/2033	1,936,445
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	418,334
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	906,024
	Joshua Independent School Dist, TX, GO,
1,500,000	(PSF-GTD) 5.00%, 08/15/2038	1,620,452
500,000	(PSF-GTD) 5.00%, 08/15/2039	537,261
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AGM) 5.00%, 05/15/2035	1,810,175
835,000	(AGC) 5.00%, 05/15/2044	872,549
	Melissa Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/01/2036	1,108,815
420,000	(PSF-GTD) 5.00%, 02/01/2037	461,820
	New Hope Cultural Education Facs Finance Corp., TX, Rev
675,000	4.25%, 10/01/2030	667,210
550,000	5.00%, 11/01/2046	432,063
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	2,927,634
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,205,755
1,020,000	(PSF-GTD) 5.00%, 08/01/2038(1)	1,099,211
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,918,429
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	541,344
6,300,000	State of Texas, TX, GO 2.90%, 12/01/2050(1)	6,300,000
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	876,810
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Texas - 12.4% - (continued)
$ 2,125,000	(GNMA) 3.00%, 03/01/2050	$1,512,809
1,430,000	(GNMA) 3.63%, 09/01/2044	1,214,798
1,115,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,145,843
2,500,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	2,598,837
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	500,590
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(6)	109,004
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	214,457
250,000	4.00%, 09/01/2035	232,830
		65,841,505
	Utah - 1.4%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	596,767
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
2,930,000	5.13%, 06/15/2054(3)	2,655,138
3,000,000	6.00%, 06/15/2054(3)	3,002,487
1,250,000	Utah Transit Auth, UT, Rev, (AGM) 5.25%, 06/15/2029	1,340,236
		7,594,628
	Virginia - 3.0%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,410,210
9,160,000	County of Fairfax, VA, GO, (ST AID WITHHLDG) 5.00%, 10/01/2026	9,413,237
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	760,580
255,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	255,045
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	623,986
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	969,628
1,100,000	4.00%, 07/01/2034	1,052,444
835,000	5.00%, 07/01/2035	854,998
350,000	5.00%, 12/31/2047	351,475
		15,691,603
	Washington - 1.4%
	Port of Seattle, WA, Rev
1,600,000	5.25%, 07/01/2039	1,692,550
595,000	5.25%, 07/01/2041	625,856
1,105,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	1,203,526
460,000	State of Washington, WA, GO 5.00%, 08/01/2044	475,180
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,355,068
1,725,000	5.00%, 10/01/2042	1,728,106
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(3)	501,037
		7,581,323
	West Virginia - 0.3%
1,870,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	1,869,522
	Wisconsin - 2.4%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	457,213
835,000	4.00%, 10/01/2046(1)	832,023
170,000	(AGM) 4.00%, 07/01/2050	148,893
25,000	5.00%, 09/01/2025(3)	24,935
1,000,000	(AGM) 5.00%, 07/01/2036	1,022,371

24

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Wisconsin - 2.4% - (continued)
$ 510,000	5.00%, 12/15/2039(3)		$504,827
750,000	5.00%, 10/01/2043(3)		711,194
465,000	5.00%, 10/01/2044		466,781
400,000	5.00%, 12/15/2044(3)		381,767
730,000	5.25%, 11/15/2061		736,790
750,000	5.50%, 06/15/2055		756,485
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035		307,775
220,000	4.00%, 04/01/2039		210,796
650,000	5.00%, 04/01/2037		708,908
265,000	5.00%, 04/01/2038		287,345
120,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(6)		100,059
	Wisconsin Health & Educational Facs Auth, WI, Rev
840,000	5.00%, 11/01/2039		811,983
680,000	5.75%, 08/15/2059		697,383
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2031		961,346
1,555,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054		1,668,357
930,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		999,249
			12,796,480
	Wyoming - 0.1%
280,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		301,136
	Total Municipal Bonds (cost $506,854,750)		$496,044,869
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
1,135,000	3.15%, 10/15/2036		$1,020,491
	Total U.S. Government Agencies (cost $1,153,618)		$1,020,491
	Total Long-Term Investments (cost $508,008,368)		$497,065,360
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.4%
7,566,765
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2025 at 4.37%, due
on 05/01/2025 with a maturity value of
$7,567,684; collateralized by U.S. Treasury
Note at 4.38%, maturing 07/31/2026, with a
market value of $7,718,206
			$7,566,765
	Total Short-Term Investments (cost $7,566,765)		$7,566,765
	Total Investments (cost $515,575,133)	95.4%	$504,632,125
	Other Assets and Liabilities	4.6%	24,298,386
	Net Assets	100.0%	$528,930,511
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,788,785 at April 30, 2025.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$14,701,836, representing 2.8% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is a zero-coupon bond.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

25

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$496,044,869	$—	$496,044,869	$—
U.S. Government Agencies	1,020,491	—	1,020,491	—
Short-Term Investments	7,566,765	—	7,566,765	—
Total	$504,632,125	$—	$504,632,125	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.

26

Hartford Quality Value ETF
Schedule of Investments
April 30, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Banks - 11.4%
127,575	Bank of America Corp.	$5,087,691
34,842	Bank of Nova Scotia	1,741,403
31,976	JP Morgan Chase & Co.	7,821,969
61,266	Wells Fargo & Co.	4,350,499
		19,001,562
	Capital Goods - 8.7%
4,906	General Dynamics Corp.	1,335,021
17,372	Honeywell International, Inc.	3,656,806
7,440	Lockheed Martin Corp.	3,554,460
21,326	Otis Worldwide Corp.	2,053,054
1,644	Vertiv Holdings Co. Class A	140,365
20,291	Westinghouse Air Brake Technologies Corp.	3,748,559
		14,488,265
	Consumer Discretionary Distribution & Retail - 4.1%
41,725	LKQ Corp.	1,594,312
14,440	Lowe's Cos., Inc.	3,228,207
16,271	TJX Cos., Inc.	2,093,752
		6,916,271
	Consumer Services - 0.4%
9,022	Starbucks Corp.	722,211
	Energy - 8.0%
15,407	Chevron Corp.	2,096,277
14,808	ConocoPhillips	1,319,689
116,775	Coterra Energy, Inc.	2,867,994
17,812	EQT Corp.	880,625
42,971	TotalEnergies SE ADR	2,442,901
62,803	Williams Cos., Inc.	3,678,372
		13,285,858
	Equity Real Estate Investment Trusts (REITs) - 4.4%
5,308	American Tower Corp. REIT	1,196,476
7,368	AvalonBay Communities, Inc. REIT	1,547,133
4,199	Public Storage REIT	1,261,505
21,039	Simon Property Group, Inc. REIT	3,311,118
		7,316,232
	Financial Services - 5.4%
11,807	American Express Co.	3,145,503
28,516	Morgan Stanley	3,291,317
7,696	Visa, Inc. Class A	2,658,968
		9,095,788
	Food, Beverage & Tobacco - 5.6%
67,297	Keurig Dr. Pepper, Inc.	2,327,803
18,428	Mondelez International, Inc. Class A	1,255,500
26,226	Philip Morris International, Inc.	4,494,087
21,201	Tyson Foods, Inc. Class A	1,298,349
		9,375,739
	Health Care Equipment & Services - 5.4%
4,646	Becton Dickinson & Co.	962,140
7,739	Elevance Health, Inc.	3,254,869
11,525	UnitedHealth Group, Inc.	4,741,846
		8,958,855
	Household & Personal Products - 2.9%
60,064	Kenvue, Inc.	1,417,510
53,378	Unilever PLC ADR	3,392,172
		4,809,682
	Insurance - 5.8%
35,463	American International Group, Inc.	2,890,944
2,420	Chubb Ltd.	692,313
17,276	Marsh & McLennan Cos., Inc.	3,895,220
17,602	MetLife, Inc.	1,326,663
12,262	Principal Financial Group, Inc.	909,227
		9,714,367
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Materials - 2.8%
271,398	Amcor PLC		$2,496,862
45,328	BHP Group Ltd. ADR		2,155,346
			4,652,208
	Media & Entertainment - 4.6%
14,131	Alphabet, Inc. Class A		2,244,003
35,615	Omnicom Group, Inc.		2,712,438
31,020	Walt Disney Co.		2,821,269
			7,777,710
	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
45,256	AstraZeneca PLC ADR		3,248,928
34,962	Gilead Sciences, Inc.		3,724,851
155,138	Haleon PLC ADR		1,574,651
37,564	Merck & Co., Inc.		3,200,453
23,029	Novartis AG ADR		2,613,561
129,190	Pfizer, Inc.		3,153,528
			17,515,972
	Semiconductors & Semiconductor Equipment - 4.2%
8,120	Broadcom, Inc.		1,562,857
14,814	NXP Semiconductors NV		2,730,368
11,015	QUALCOMM, Inc.		1,635,287
6,918	Texas Instruments, Inc.		1,107,226
			7,035,738
	Software & Services - 4.5%
7,712	Accenture PLC Class A		2,307,045
39,264	Cognizant Technology Solutions Corp. Class A		2,888,653
4,029	Roper Technologies, Inc.		2,256,562
			7,452,260
	Technology Hardware & Equipment - 1.2%
35,151	Cisco Systems, Inc.		2,029,267
	Transportation - 1.3%
15,443	Delta Air Lines, Inc.		642,892
37,396	Knight-Swift Transportation Holdings, Inc.		1,464,801
			2,107,693
	Utilities - 7.6%
26,186	American Electric Power Co., Inc.		2,836,991
19,478	Atmos Energy Corp.		3,128,751
26,855	Duke Energy Corp.		3,276,847
45,554	Sempra		3,383,296
			12,625,885
	Total Common Stocks (cost $136,659,193)		$164,881,563
	Total Investments (cost $136,659,193)	98.8%	$164,881,563
	Other Assets and Liabilities	1.2%	2,005,319
	Net Assets	100.0%	$166,886,882
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

27

Hartford Quality Value ETF
Schedule of Investments – (continued)
April 30, 2025

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$164,881,563	$164,881,563	$—	$—
Total	$164,881,563	$164,881,563	$—	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.

28

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 1.5%
	Materials - 1.5%
250	Agnico Eagle Mines Ltd.		$29,395
1,070	Alamos Gold, Inc. Class A		30,516
1,094	Endeavour Mining PLC		29,582
550	Newmont Corp.		28,974
1,150	Pan American Silver Corp.		28,957
	Total Common Stocks (cost $150,348)		$147,424
SHORT-TERM INVESTMENTS - 86.0%
	U.S. Treasury Securities - 86.0%
	U.S. Treasury Bills - 86.0%
$ 1,080,000	0.00%, 05/01/2025(1)		$1,080,000
980,000	3.75%, 05/08/2025(1)		979,196
1,120,000	3.98%, 05/15/2025(1)		1,118,170
1,280,000	4.04%, 05/22/2025(1)		1,276,883
780,000	4.11%, 05/29/2025(1)		777,454
440,000	4.13%, 06/05/2025(1)		438,208
1,010,000	4.18%, 07/10/2025(1)		1,001,761
1,090,000	4.19%, 07/17/2025(1)		1,080,251
790,000	4.20%, 07/03/2025(1)		784,200
	Total Short-Term Investments (cost $8,536,123)		$8,536,123
	Total Investments Excluding Purchased Options (cost $8,686,471)	87.5%	$8,683,547
	Total Purchased Options (cost $10,937)	0.1%	$10,500
	Total Investments (cost $8,697,408)	87.6%	$8,694,047
	Other Assets and Liabilities	12.4%	1,226,433
	Net Assets	100.0%	$9,920,480
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2025, the Fund invested 12.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	The rate shown represents current yield to maturity.

Exchange-Traded Option Contracts Outstanding at April 30, 2025
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Option
Light Sweet Crude Oil Future Option	55.00	USD	05/15/2025	7	USD	7,000	$10,500	$10,937	$(437)
Total purchased exchange-traded option contracts							$10,500	$10,937	$(437)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	1	05/30/2025	$61,060	$(7,882)
Brent Crude Oil Future	2	06/20/2025	115,240	(7,255)
Coffee 'C' Future	4	07/21/2025	601,125	54,970
Coffee 'C' Future	2	07/29/2025	230,450	8,467
Corn Future	23	07/14/2025	546,825	(19,373)
Cotton No. 2 Future	5	07/09/2025	165,050	(2,235)
Gas Oil Future	4	07/10/2025	237,400	2,266
Gasoline RBOB Future	2	06/30/2025	167,387	3,585
Gold 100oz Future	3	06/26/2025	995,730	113,781
Lean Hogs Future	5	06/13/2025	196,550	451

29

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Live Cattle Future	4	06/30/2025	$333,440	$18,135
LME Copper Future	1	05/19/2025	228,549	(10,226)
LME Lead Future	2	05/19/2025	97,886	(1,150)
LME Nickel Future	2	05/19/2025	183,240	(2,693)
LME Nickel Future	1	07/14/2025	92,392	3,517
LME Primary Aluminum Future	10	05/19/2025	596,797	(67,526)
LME Primary Aluminum Future	4	07/14/2025	239,864	1,327
LME Zinc Future	3	05/19/2025	192,768	(21,348)
LME Zinc Future	1	07/14/2025	64,664	(1,416)
Micro Copper Future	11	06/26/2025	126,747	3,611
Micro Gold Future	24	06/26/2025	796,584	55,578
Micro WTI Crude Oil Future	33	06/18/2025	190,146	(13,479)
Natural Gas Future	10	05/29/2025	263,594	(10,638)
Natural Gas Future	25	06/26/2025	908,750	(55,777)
NY Harbor ULSD Future	2	06/30/2025	166,740	(804)
Silver Future	3	07/29/2025	492,420	37,906
Soybean Future	7	07/14/2025	365,575	(670)
Soybean Meal Future	11	07/14/2025	327,800	(3,148)
Soybean Oil Future	25	07/14/2025	734,550	35,923
Wheat Future	10	07/14/2025	265,375	(13,698)
Wheat Future	6	07/14/2025	158,850	(14,184)
World Sugar No. 11 Future	13	06/30/2025	251,160	(11,770)
Total				$74,245
Short position contracts:
LME Copper Future	(1)	05/19/2025	$(228,549)	$17,356
LME Lead Future	(2)	05/19/2025	(97,886)	(2,301)
LME Nickel Future	(2)	05/19/2025	(183,240)	277
LME Nickel Future	(1)	07/14/2025	(92,392)	755
LME Primary Aluminum Future	(10)	05/19/2025	(596,797)	30,180
LME Zinc Future	(3)	05/19/2025	(192,768)	10,641
Total				$56,908
Total futures contracts				$131,153
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$147,424	$147,424	$—	$—
Short-Term Investments	8,536,123	—	8,536,123	—
Purchased Options	10,500	—	10,500	—
Futures Contracts(2)	398,726	398,726	—	—
Total	$9,092,773	$546,150	$8,546,623	$—
Liabilities
Futures Contracts(2)	$(267,573)	$(267,573)	$—	$—
Total	$(267,573)	$(267,573)	$—	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

30

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.7%
	Alabama - 2.3%
	Black Belt Energy Gas Dist, AL, Rev
$ 2,680,000	4.00%, 06/01/2051(1)	$2,628,789
685,000	5.25%, 12/01/2053(1)	726,475
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	673,687
4,505,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.00%, 05/01/2055(1)	4,715,903
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	731,697
		9,476,551
	Arkansas - 1.8%
	Arkansas Dev Finance Auth, AR, Rev,
3,290,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,411,271
980,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	1,020,805
2,530,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	2,722,304
		7,154,380
	California - 2.0%
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(1)	220,063
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,337,226
1,410,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,227,724
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM) 4.13%, 08/01/2050	2,196,428
765,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	746,510
450,000	Pittsburg Unified School Dist, CA, GO, (AGM) 4.25%, 08/01/2049	444,580
745,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	712,691
70,000	Washington Township Health Care Dist, CA, GO, (AGM) 4.50%, 08/01/2053	68,806
		7,954,028
	Colorado - 2.9%
6,000,000	Board of Water Commissioners City & County of Denver, CO, Rev 5.00%, 09/15/2054	6,200,271
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	600,124
3,050,000	City & County of Denver, CO, Rev, (FNMA) 4.70%, 10/01/2042	3,094,490
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	492,591
1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	1,080,595
315,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	312,128
		11,780,199
	Connecticut - 0.3%
75,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	75,265
1,150,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	1,153,234
		1,228,499
	District of Columbia - 1.0%
2,000,000	Dist of Columbia Housing Finance Agency, DC, Rev, (FNMA) 4.88%, 09/01/2045	1,949,903
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	1,894,267
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	354,423
		4,198,593
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.7% - (continued)
	Florida - 2.2%
$ 280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	$295,593
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,538,336
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	414,655
	Florida Housing Finance Corp., FL, Rev,
40,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	39,248
630,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	614,277
275,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	272,316
100,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	99,997
1,865,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	1,834,101
2,675,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	2,739,706
		8,848,229
	Georgia - 4.6%
	Main Street Natural Gas, Inc., GA, Rev
485,000	4.00%, 05/01/2052(1)	482,947
1,525,000	5.00%, 12/01/2053(1)	1,599,094
615,000	5.00%, 05/01/2054(1)	646,714
5,535,000	5.00%, 05/01/2055(1)	5,744,368
1,165,000	5.00%, 06/01/2055(1)	1,229,792
3,835,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	4,009,343
4,960,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	5,068,379
		18,780,637
	Hawaii - 0.5%
2,145,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	2,223,131
	Idaho - 0.7%
3,225,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	2,924,585
	Illinois - 1.2%
1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	2,041,125
	Illinois Housing Dev Auth, IL, Rev,
335,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	325,675
570,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	568,208
530,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	530,087
45,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	45,365
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,229,419
		4,739,879
	Indiana - 0.7%
1,305,000	Indiana Finance Auth, IN, Rev 5.50%, 10/01/2055	1,381,556
	Indiana Housing & Community Dev Auth, IN, Rev,
670,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	655,104
45,000	(GNMA) 4.00%, 07/01/2048	45,007
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	714,190
		2,795,857
	Iowa - 0.5%
	Iowa Finance Auth, IA, Rev,
745,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	732,773
190,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	187,065
25,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	25,004
915,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	914,133
		1,858,975

31

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.7% - (continued)
	Kentucky - 1.8%
	Kentucky Public Energy Auth, KY, Rev
$ 2,510,000	5.00%, 01/01/2055(1)	$2,628,284
2,285,000	5.25%, 04/01/2054(1)	2,427,771
1,955,000	5.25%, 06/01/2055(1)	2,052,405
		7,108,460
	Louisiana - 0.6%
5,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	5,029
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,116,736
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,286,036
		2,407,801
	Maryland - 0.8%
2,650,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	2,576,500
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	570,918
		3,147,418
	Massachusetts - 1.2%
	Commonwealth of Massachusetts, MA, GO
120,000	3.00%, 02/01/2048	88,592
3,685,000	5.00%, 05/01/2053	3,798,080
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	1,070,650
		4,957,322
	Michigan - 1.4%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	690,023
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	788,392
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2048	1,530,077
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF) 5.00%, 05/01/2049	551,467
625,000	(Q-SBLF) 5.00%, 05/01/2052	635,751
40,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	39,908
1,515,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	1,590,099
		5,825,717
	Minnesota - 0.1%
435,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	399,923
70,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	68,477
		468,400
	Mississippi - 0.4%
	Mississippi Home Corp., MS, Rev,
155,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	152,800
1,600,000	(FNMA), (HUD) 4.55%, 04/01/2042	1,603,206
		1,756,006
	Missouri - 4.0%
14,460,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.25%, 04/01/2055	13,246,891
	Missouri Housing Dev Commission, MO, Rev,
510,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	498,133
305,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	299,975
120,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	118,787
165,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	164,955
70,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	70,285
55,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	55,604
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.7% - (continued)
	Missouri - 4.0% - (continued)
$ 385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	$288,533
1,575,000	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	1,571,133
		16,314,296
	Nebraska - 0.0%
40,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	40,038
	Nevada - 0.4%
	Nevada Housing Division, NV, Rev,
685,000	(FHLMC), (FNMA), (GNMA) 4.00%, 04/01/2049	685,111
60,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	60,062
950,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	987,935
		1,733,108
	New Jersey - 0.4%
1,715,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	1,740,234
	New Mexico - 4.0%
	New Mexico Mortgage Finance Auth, NM, Rev,
585,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	571,312
1,470,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,429,620
90,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	90,058
775,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	775,763
1,735,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,744,552
8,010,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,538,716
2,975,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	3,116,554
		16,266,575
	New York - 4.3%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,004,098
1,500,000	New York City Municipal Water Finance Auth, NY, Rev 4.00%, 06/15/2054	1,353,558
1,890,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 02/01/2051	1,706,438
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	212,065
2,000,000	New York Power Auth, NY, Rev 4.00%, 11/15/2054	1,783,375
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	807,448
5,000,000	4.00%, 05/01/2054	4,253,913
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	2,549,909
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,603,802
1,365,000	5.25%, 05/15/2064	1,421,989
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	604,214
		17,300,809
	North Carolina - 1.1%
3,145,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	2,870,190
	Raleigh Housing Auth, NC, Rev,
120,000	(FNMA) 4.40%, 12/01/2043	118,342
1,680,000	(FNMA) 4.50%, 02/01/2043	1,657,415
		4,645,947
	Ohio - 1.8%
880,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	878,440

32

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.7% - (continued)
	Ohio - 1.8% - (continued)
$ 3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	$3,125,566
	Ohio Housing Finance Agency, OH, Rev,
765,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	753,620
20,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	20,145
420,000	(FNMA), (HUD) 4.55%, 04/01/2041	426,269
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(2)	139,706
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,895,048
		7,238,794
	Oklahoma - 0.0%
95,000	Oklahoma Housing Finance Agency, OK, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	95,106
	Oregon - 1.3%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	5,071,036
	Pennsylvania - 1.1%
600,000	Allegheny County Airport Auth, PA, Rev, (AGM) 5.25%, 01/01/2053	625,773
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	147,414
3,700,000	Philadelphia Gas Works Co., PA, Rev, (AGC) 5.25%, 08/01/2054	3,865,202
		4,638,389
	Rhode Island - 0.4%
	Rhode Island Health & Educational Building Corp., RI, Rev,
875,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	808,935
630,000	5.25%, 05/15/2054	636,489
		1,445,424
	South Carolina - 2.3%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM) 5.00%, 06/01/2048	2,564,148
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(1)	3,279,691
2,160,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	2,262,080
475,000	South Carolina Public Service Auth, SC, Rev, (AGC) 5.00%, 12/01/2055	478,078
870,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FNMA) 4.80%, 05/01/2043	861,416
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	50,523
		9,495,936
	Tennessee - 2.2%
960,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	978,211
2,735,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	2,841,170
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	387,004
425,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	422,512
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,805,000	(FNMA) 4.60%, 12/01/2044	1,802,585
10,000	(NPFG) 4.88%, 11/01/2028	10,319
	Metropolitan Nashville Airport Auth, TN, Rev
350,000	5.00%, 07/01/2049	352,545
305,000	5.00%, 07/01/2052	309,784
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.7% - (continued)
	Tennessee - 2.2% - (continued)
$ 1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	$1,791,248
40,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	40,294
		8,935,672
	Texas - 28.4%
3,545,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	3,171,512
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	545,381
	Arlington Higher Education Finance Corp., TX, Rev,
2,000,000	(PSF-GTD) 4.13%, 08/15/2054	1,777,609
700,000	(PSF-GTD) 4.25%, 12/01/2048	656,922
200,000	(PSF-GTD) 4.25%, 12/01/2053	185,954
680,000	(PSF-GTD) 5.00%, 08/15/2033	713,496
200,000	(PSF-GTD) 5.00%, 08/15/2048	205,824
1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,643,469
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	588,959
1,405,000	4.25%, 02/15/2053	1,299,167
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	1,104,174
1,235,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	1,275,916
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	4,992,821
755,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	750,510
390,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.25%, 08/15/2053	406,525
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	582,957
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD) 4.25%, 04/01/2053	505,532
765,000	(PSF-GTD) 4.25%, 08/15/2053	704,759
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	675,231
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,059,972
	Community Independent School Dist, TX, GO,
330,000	(PSF-GTD) 5.00%, 02/15/2048	340,898
905,000	(PSF-GTD) 5.00%, 02/15/2053	928,581
5,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	5,235,911
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	514,496
4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	4,322,350
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	739,505
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	1,926,418
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	341,220
1,135,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	1,009,846
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	348,305
	Georgetown Independent School Dist, TX, GO,
690,000	(PSF-GTD) 2.50%, 08/15/2037	551,734
970,000	(PSF-GTD) 5.00%, 02/15/2054	997,251
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,362,168
1,280,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	1,162,381

33

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.7% - (continued)
	Texas - 28.4% - (continued)
$ 6,605,000	Judson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2053	$6,761,193
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	966,365
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	954,774
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	255,955
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	989,048
5,605,000	(PSF-GTD) 5.00%, 02/15/2053	5,743,666
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	937,280
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	539,881
4,720,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	4,852,603
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,928,277
1,850,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,652,400
	Montgomery Independent School Dist, TX, GO,
115,000	(PSF-GTD) 4.00%, 02/15/2053	102,426
745,000	(PSF-GTD) 4.25%, 02/15/2052	704,282
580,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	514,695
4,210,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	3,748,125
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	20,240
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	905,851
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,113,324
575,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	513,767
1,705,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,518,574
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	1,028,363
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	189,980
1,750,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	1,801,373
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	773,116
	Texas Department of Housing & Community Affairs, TX, Rev,
545,000	(GNMA) 3.00%, 01/01/2052	531,019
225,000	(GNMA) 3.50%, 03/01/2051	221,912
80,000	(GNMA) 4.00%, 03/01/2050	79,977
40,000	(GNMA) 4.75%, 03/01/2049	40,376
3,760,000	(GNMA) 5.75%, 01/01/2056	4,080,630
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	340,957
12,240,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	12,723,904
5,000,000	Texas State University System, TX, Rev 5.25%, 03/15/2054	5,209,519
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	289,569
5,000,000	5.00%, 10/15/2053	5,171,545
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 88.7% - (continued)
	Texas - 28.4% - (continued)
$ 6,000,000	Waxahachie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053		$5,378,218
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052		403,884
			115,614,822
	Utah - 4.4%
11,405,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059		11,778,226
5,920,000	Timpanogos Special Service Dist, UT, Rev 5.00%, 06/01/2054		6,158,575
			17,936,801
	Virginia - 4.9%
	FHLMC Multifamily VRD Certificates, VA, Rev
8,564,592	4.10%, 11/25/2042(1)		8,401,200
10,640,898	(FHLMC) 4.76%, 08/25/2041		11,008,183
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052		327,419
			19,736,802
	Washington - 0.1%
455,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045		474,089
90,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048		90,015
			564,104
	Wisconsin - 0.6%
2,535,000	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039		2,393,986
	Wyoming - 0.0%
45,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		45,007
	Total Municipal Bonds (cost $373,797,231)		$360,887,553
U.S. GOVERNMENT AGENCIES - 5.5%
	Mortgage-Backed Agencies - 5.5%
	Federal Home Loan Mortgage Corp. - 5.5%
4,166,848	4.05%, 08/01/2040		$4,063,525
9,518,024	4.30%, 05/25/2041(1)		9,145,019
9,203,199	4.70%, 04/25/2042(1)(3)		9,222,245
	Total U.S. Government Agencies (cost $22,964,074)		$22,430,789
	Total Long-Term Investments (cost $396,761,305)		$383,318,342
SHORT-TERM INVESTMENTS - 4.8%
	U.S. Treasury Securities - 4.8%
	U.S. Treasury Bills - 4.8%
15,784,000	3.90%, 02/19/2026(4)		$15,297,392
4,346,200	3.95%, 01/22/2026(4)		4,223,547
	Total Short-Term Investments (cost $19,507,141)		$19,520,939
	Total Investments (cost $416,268,446)	99.0%	$402,839,281
	Other Assets and Liabilities	1.0%	3,904,624
	Net Assets	100.0%	$406,743,905
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

34

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$9,222,245, representing 2.3% of net assets.

(4)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Long Bond Future	(115)	06/18/2025	$(13,411,875)	$(417,098)
Total futures contracts				$(417,098)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$360,887,553	$—	$360,887,553	$—
U.S. Government Agencies	22,430,789	—	22,430,789	—
Short-Term Investments	19,520,939	—	19,520,939	—
Total	$402,839,281	$—	$402,839,281	$—
Liabilities
Futures Contracts(2)	$(417,098)	$(417,098)	$—	$—
Total	$(417,098)	$(417,098)	$—	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

35

Hartford Strategic Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8%
	Asset-Backed - Automobile - 5.6%
$ 1,155,000	Ally Auto Receivables Trust 3.45%, 06/15/2027	$1,146,773
1,130,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,143,821
	Avis Budget Rental Car Funding AESOP LLC
100,000	7.32%, 02/20/2028(1)	99,956
100,000	7.35%, 04/20/2028(1)	99,268
190,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	190,335
630,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(1)	643,793
	Exeter Automobile Receivables Trust
1,145,000	4.67%, 08/15/2028	1,146,859
81,504	5.31%, 08/16/2027	81,578
205,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	208,180
	Hertz Vehicle Financing III LLC
250,000	7.98%, 09/25/2029(1)	244,731
260,000	9.13%, 06/25/2027(1)	261,208
250,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	235,469
150,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	146,396
65,291	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	66,012
585,000	SFS Auto Receivables Securitization Trust 5.33%, 11/20/2029(1)	592,131
540,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	543,141
		6,849,651
	Commercial Mortgage-Backed Securities - 4.4%
130,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	122,219
80,000	ARZ Trust 8.27%, 06/11/2029(1)	80,909
100,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	75,646
100,000	BOCA Commercial Mortgage Trust 8.76%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	97,772
	BPR Trust
30,000	5.85%, 11/05/2041(1)(3)	27,231
90,000	8.63%, 10/05/2038(1)(3)	93,664
430,000	BX Trust 7.58%, 10/15/2036, 1 mo. USD Term SOFR + 3.26%(1)(2)	421,698
75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	56,598
	Commercial Mortgage Trust
324,127	4.66%, 08/10/2047(1)(3)	310,806
114,000	8.19%, 12/10/2041(1)(3)	107,206
60,000	CSAIL Commercial Mortgage Trust 4.49%, 08/15/2048(3)	51,985
	DC Trust
200,000	8.78%, 04/13/2040(1)(3)	201,398
85,000	10.66%, 04/13/2040(1)(3)	85,773
215,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(3)	214,728
121,642	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	104,679
71,017	GS Mortgage Securities Trust 4.63%, 02/10/2048(1)(3)	67,566
105,000	HIH Trust 8.51%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	103,163
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
	HTL Commercial Mortgage Trust
$ 255,000	8.47%, 05/10/2039(1)(3)	$259,395
100,000	12.32%, 05/10/2039(1)(3)	103,217
327,345	JP Morgan Chase Commercial Mortgage Securities Trust 5.05%, 12/15/2046(1)(3)	308,490
	JPMBB Commercial Mortgage Securities Trust
205,000	3.87%, 10/15/2048(1)(3)	183,413
275,000	4.20%, 09/15/2047(1)(3)	234,752
610,000	4.66%, 09/15/2047(3)	551,257
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.93%, 05/15/2046(1)(3)	112,187
125,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	110,871
270,000	NYC Commercial Mortgage Trust 7.86%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	262,406
305,000	ROCK Trust 8.82%, 11/13/2041(1)	318,849
140,000	TEXAS Commercial Mortgage Trust 7.41%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	139,005
175,000	Wells Fargo Commercial Mortgage Trust 4.63%, 09/15/2058(1)(3)	172,217
195,000	Willowbrook Mall 6.28%, 03/05/2035(1)(3)	175,407
225,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	153,061
100,000	X-Caliber Funding LLC 8.57%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	99,912
		5,407,480
	Other Asset-Backed Securities - 3.1%
24,218	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	21,917
150,000	AGL CLO 16 Ltd. 8.92%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	139,235
305,000	Apidos CLO LIII Ltd. 0.00%, 07/20/2038, 3 mo. USD Term SOFR + 6.43%(1)(2)(4)	298,900
250,000	Ballyrock CLO 28 Ltd. 9.33%, 01/20/2038, 3 mo. USD Term SOFR + 5.00%(1)(2)	242,360
305,000	Battalion CLO XV Ltd. 7.53%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(1)(2)	290,113
430,000	Carlyle Global Market Strategies CLO Ltd. 10.52%, 04/20/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	408,009
250,000	CIFC Funding Ltd. 8.58%, 04/27/2031, 3 mo. USD Term SOFR + 4.30%(1)(2)	241,889
236,659	ECAF I Ltd. 4.95%, 06/15/2040(1)	197,013
250,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.77%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	245,063
32,004	HINNT LLC 8.00%, 03/15/2043(1)	30,679
	Home RE Ltd.
150,000	8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	154,072
165,000	9.85%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	172,101
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	188,690
250,000	OCP CLO Ltd. 8.67%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(1)(2)	249,332
135,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	135,576
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	97,324
25,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	26,161

36

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Other Asset-Backed Securities - 3.1% - (continued)
$ 350,000	Voya CLO Ltd. 7.52%, 10/15/2031, 3 mo. USD Term SOFR + 3.26%(1)(2)	$345,311
290,000	Whetstone Park CLO Ltd. 10.68%, 01/20/2035, 3 mo. USD Term SOFR + 6.41%(1)(2)	287,362
		3,771,107
	Whole Loan Collateral CMO - 4.7%
50,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	36,385
435,000	CSMC Trust 4.46%, 05/25/2065(1)(3)	396,044
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	8.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	15,664
430,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	446,662
560,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	584,210
424,000	11.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	455,800
300,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	332,625
24,404	16.22%, 08/25/2028, 30 day USD SOFR Average + 11.86%(2)	26,009
20,000	16.35%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	23,253
100,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	75,670
160,000	Pret LLC 8.23%, 03/25/2055(1)(5)	158,224
	PRET LLC
143,887	4.70%, 10/25/2051(1)(5)	142,209
210,174	7.97%, 09/25/2051(1)(5)	208,564
100,000	8.59%, 12/25/2054(1)(5)	100,501
265,000	8.72%, 10/25/2054(1)(5)	262,370
175,000	8.96%, 10/25/2054(1)(5)	174,009
	PRPM LLC
145,000	8.47%, 04/25/2030(1)(5)	145,052
100,000	8.60%, 11/25/2029(1)(5)	98,772
100,000	8.84%, 11/25/2029(1)(5)	100,731
605,000	9.56%, 05/25/2030(1)(5)	606,621
430,000	RCO IX Mortgage LLC 9.13%, 04/25/2030(1)(5)	427,945
	Verus Securitization Trust
135,000	3.04%, 09/25/2066(1)(3)	93,104
100,000	6.77%, 10/25/2067(1)(3)	98,443
429,802	VOLT CII LLC 4.21%, 08/25/2051(1)(5)	424,601
102,688	VOLT CV LLC 5.32%, 11/27/2051(1)(5)	100,282
281,288	VOLT CVI LLC 5.44%, 12/26/2051(1)(5)	276,165
		5,809,915
	Total Asset & Commercial Mortgage-Backed Securities (cost $21,805,617)	$21,838,153
CONVERTIBLE BONDS - 6.9%
	Auto Manufacturers - 0.2%
	Rivian Automotive, Inc.
160,000	3.63%, 10/15/2030	$144,960
59,000	4.63%, 03/15/2029	60,217
		205,177
	Biotechnology - 0.6%
182,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	208,656
145,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	134,705
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.9% - (continued)
	Biotechnology - 0.6% - (continued)
$ 40,000	Cytokinetics, Inc. 3.50%, 07/01/2027	$46,695
159,000	Immunocore Holdings PLC 2.50%, 02/01/2030	135,237
212,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	206,489
		731,782
	Chemicals - 0.2%
200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(6)	176,500
	Commercial Banks - 0.1%
EUR 200,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	126,178
	Commercial Services - 0.4%
$ 153,000	Global Payments, Inc. 1.50%, 03/01/2031	135,558
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(6)	109,722
	Shift4 Payments, Inc.
$ 93,000	0.00%, 12/15/2025(7)	105,044
130,000	0.50%, 08/01/2027	131,560
		481,884
	Diversified Financial Services - 0.0%
45,000	Coinbase Global, Inc. 0.25%, 04/01/2030	44,707
	Energy-Alternate Sources - 0.2%
324,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	270,378
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	7,275
		277,653
	Entertainment - 0.3%
270,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	236,882
80,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	112,520
		349,402
	Healthcare - Products - 0.4%
217,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	205,716
80,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	84,480
200,000	Qiagen NV 2.50%, 09/10/2031(6)	203,031
		493,227
	Home Builders - 0.2%
240,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	233,040
	Internet - 1.1%
	Etsy, Inc.
52,000	0.13%, 10/01/2026	49,737
13,000	0.25%, 06/15/2028	11,057
65,000	JD.com, Inc. 0.25%, 06/01/2029(1)	68,191
600,000	Meituan 0.00%, 04/27/2028(6)(7)	576,900
149,000	Sea Ltd. 2.38%, 12/01/2025	225,586
155,000	Shopify, Inc. 0.13%, 11/01/2025	154,380
235,000	Uber Technologies, Inc. 0.88%, 12/01/2028	307,967
		1,393,818
	IT Services - 0.4%
92,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	104,651
75,000	Parsons Corp. 2.63%, 03/01/2029	79,050
240,000	Seagate HDD Cayman 3.50%, 06/01/2028	303,600
		487,301
	Leisure Time - 0.3%
133,000	Carnival Corp. 5.75%, 12/01/2027	212,667
165,000	NCL Corp. Ltd. 2.50%, 02/15/2027	159,225
		371,892

37

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.9% - (continued)
	Lodging - 0.2%
$ 200,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$194,600
	Machinery-Diversified - 0.0%
36,000	Middleby Corp. 1.00%, 09/01/2025	39,476
	Miscellaneous Manufacturing - 0.1%
80,000	JBT Marel Corp. 0.25%, 05/15/2026	78,488
	Pharmaceuticals - 0.1%
	Dexcom, Inc.
50,000	0.25%, 11/15/2025	48,625
140,000	0.38%, 05/15/2028	126,486
		175,111
	Real Estate Investment Trusts - 0.6%
265,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	263,940
223,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	249,983
	Rexford Industrial Realty LP
138,000	4.13%, 03/15/2029(1)	134,550
138,000	4.38%, 03/15/2027(1)	136,206
		784,679
	Semiconductors - 0.3%
123,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	115,440
245,000	ON Semiconductor Corp. 0.50%, 03/01/2029	211,435
		326,875
	Software - 1.2%
185,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(7)	156,880
	Datadog, Inc.
245,000	0.00%, 12/01/2029(1)(7)	220,251
49,000	0.13%, 06/15/2025	55,170
172,000	Dayforce, Inc. 0.25%, 03/15/2026	164,260
172,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	189,114
145,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	156,507
183,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(7)	227,011
15,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	17,648
310,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(7)	291,245
		1,478,086
	Total Convertible Bonds (cost $8,453,495)	$8,449,876
CORPORATE BONDS - 31.3%
	Advertising - 0.0%
45,000	Clear Channel Outdoor Holdings, Inc. 7.50%, 06/01/2029(1)	$36,882
	Aerospace & Defense - 0.0%
20,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	19,550
	Agriculture - 0.2%
40,000	BAT Capital Corp. 5.63%, 08/15/2035	40,160
200,000	MHP Lux SA 6.25%, 09/19/2029(6)	162,389
		202,549
	Airlines - 0.1%
25,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	25,235
33,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	28,491
		53,726
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Apparel - 0.1%
$ 65,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	$68,476
45,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	42,289
		110,765
	Auto Manufacturers - 0.1%
25,000	Ford Motor Co. 3.25%, 02/12/2032	20,428
115,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(8)(9)	108,134
		128,562
	Auto Parts & Equipment - 0.3%
	Forvia SE
EUR 200,000	3.75%, 06/15/2028(6)	219,884
100,000	5.50%, 06/15/2031(6)	107,991
		327,875
	Beverages - 0.1%
$ 155,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(6)	148,329
	Chemicals - 0.5%
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(6)	165,805
205,000	OCP SA 6.10%, 04/30/2030(1)	205,133
200,000	UPL Corp. Ltd. 5.25%, 05/12/2025, (5.25% fixed rate until 05/12/2025; 5 yr. USD CMT + 3.87% thereafter)(6)(8)(9)	190,845
		561,783
	Commercial Banks - 6.1%
EUR 205,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(8)	242,319
GBP 100,000	Banco de Sabadell SA 5.00%, 10/13/2029(6)	133,856
	Bank of America Corp.
$ 45,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	37,546
12,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	11,770
98,000	6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(8)(9)	98,045
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(6)(8)(9)	265,652
	Bank of New York Mellon Corp.
$ 50,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(8)	49,739
20,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(8)	20,089
40,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(8)	42,481
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(6)(8)(9)	230,681

38

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 6.1% - (continued)
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 218,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(6)(8)	$222,125
400,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(6)(8)	415,358
200,000	BNP Paribas SA 4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(6)(8)(9)	171,004
EUR 200,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(6)(8)	220,537
$ 225,000	CaixaBank SA 6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(8)	232,479
EUR 200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(6)(8)(9)	240,582
	Citigroup, Inc.
$ 76,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(8)(9)	74,321
49,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(8)(9)	48,615
81,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(8)(9)	83,173
EUR 200,000	Deutsche Bank AG 4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(6)(8)(9)	217,160
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(6)(8)(9)	236,232
100,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(6)(8)	111,470
$ 31,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(8)(9)	30,611
	Freedom Mortgage Corp.
152,000	12.00%, 10/01/2028(1)	162,957
242,000	12.25%, 10/01/2030(1)	266,267
	Goldman Sachs Group, Inc.
78,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(8)(9)	74,553
61,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(8)(9)	63,161
200,000	Golomt Bank 11.00%, 05/20/2027(1)	199,775
	HSBC Holdings PLC
200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(8)(9)	174,875
200,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(8)	206,927
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Banks - 6.1% - (continued)
	Ibercaja Banco SA
EUR 100,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(6)(8)	$110,925
200,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(6)(8)(9)	245,077
	Intesa Sanpaolo SpA
$ 200,000	3.88%, 01/12/2028(1)	195,559
200,000	7.80%, 11/28/2053(1)	225,508
	JP Morgan Chase & Co.
16,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	16,045
43,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(8)	42,344
GBP 200,000	Lloyds Banking Group PLC 8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(8)(9)	273,724
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(6)(8)(9)	229,241
200,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(6)(8)	238,717
200,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(6)(8)(9)	234,982
$ 125,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(8)	125,429
200,000	Societe Generale SA 10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(8)(9)	215,063
200,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(8)(9)	223,558
EUR 125,000	UBS Switzerland AG 3.15%, 06/21/2031(6)	145,389
100,000	Unicaja Banco SA 0.25%, 09/25/2029(6)	102,646
GBP 200,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(6)(8)(9)	297,625
$ 38,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(8)(9)	37,322
		7,543,514
	Commercial Services - 0.7%
200,000	Adani Ports & Special Economic Zone Ltd. 4.38%, 07/03/2029(6)	181,557
59,000	Block, Inc. 3.50%, 06/01/2031	52,661
85,000	Deluxe Corp. 8.13%, 09/15/2029(1)	85,114
EUR 200,000	House of HR Group BV 9.00%, 11/03/2029(6)	212,004
$ 30,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	30,428
EUR 225,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	256,936
		818,700

39

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Construction Materials - 0.0%
$ 45,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	$45,136
	Diversified Financial Services - 2.4%
50,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(8)(9)	48,581
	Bread Financial Holdings, Inc.
667,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(8)	623,820
75,000	9.75%, 03/15/2029(1)	78,902
30,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	31,704
73,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(8)(9)	72,868
105,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	109,924
	Freedom Mortgage Holdings LLC
205,000	8.38%, 04/01/2032(1)	200,496
157,000	9.13%, 05/15/2031(1)	158,739
170,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	173,825
	IIFL Finance Ltd.
200,000	8.75%, 07/24/2028(1)	190,000
200,000	8.75%, 07/24/2028(6)	190,000
	Jane Street Group/JSG Finance, Inc.
22,000	6.13%, 11/01/2032(1)	21,623
86,000	6.75%, 05/01/2033(1)	86,405
49,000	Jefferson Capital Holdings LLC 8.25%, 05/15/2030(1)(4)	49,311
100,000	LFS Topco LLC 5.88%, 10/15/2026(1)	95,678
200,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	190,926
468,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	461,542
105,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	107,255
		2,891,599
	Electric - 3.5%
200,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(6)	163,725
256,005	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(6)	223,889
50,000	Alabama Power Co. 5.10%, 04/02/2035	50,199
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(6)	202,726
EUR 229,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(6)	244,457
$ 39,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(8)	36,525
	Dominion Energy, Inc.
89,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(8)(9)	86,299
36,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(8)	37,020
45,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(8)	46,721
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Electric - 3.5% - (continued)
$ 195,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(8)	$185,668
120,000	Emera, Inc. 6.75%, 06/15/2076	120,162
200,000	Energo-Pro AS 11.00%, 11/02/2028(6)	209,480
65,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(8)	65,290
775,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	725,859
39,753	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	38,394
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(6)	200,014
600,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	583,500
280,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(8)	271,821
200,000	Termocandelaria Power SA 7.75%, 09/17/2031(6)	199,038
20,000	Virginia Electric & Power Co. 5.65%, 03/15/2055	19,169
600,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	549,511
		4,259,467
	Energy-Alternate Sources - 0.5%
	FS Luxembourg SARL
200,000	8.88%, 02/12/2031(1)	201,058
200,000	8.88%, 02/12/2031(6)	201,057
225,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	217,837
		619,952
	Engineering & Construction - 0.6%
	IHS Holding Ltd.
200,000	6.25%, 11/29/2028(6)	189,860
200,000	7.88%, 05/29/2030(6)	192,789
400,000	8.25%, 11/29/2031(1)	385,360
		768,009
	Entertainment - 0.1%
120,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	118,918
	Environmental Control - 0.2%
200,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	195,380
	Reworld Holding Corp.
30,000	4.88%, 12/01/2029(1)	28,031
75,000	5.00%, 09/01/2030	68,873
		292,284
	Food - 0.3%
EUR 100,000	ELO SACA 3.25%, 07/23/2027(6)	109,137
$ 15,000	Mars, Inc. 5.65%, 05/01/2045(1)	14,897
EUR 200,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	237,012
		361,046
	Forest Products & Paper - 0.2%
$ 272,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	277,929
	Gas - 0.1%
84,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(8)	82,036

40

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Hand/Machine Tools - 0.1%
EUR 100,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(6)	$111,970
	Healthcare - Products - 0.1%
$ 150,000	Insulet Corp. 6.50%, 04/01/2033(1)	153,031
	Healthcare - Services - 0.3%
	Acadia Healthcare Co., Inc.
45,000	5.00%, 04/15/2029(1)	42,541
165,000	7.38%, 03/15/2033(1)	164,857
95,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	78,428
110,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	111,300
		397,126
	Insurance - 1.2%
240,000	Acrisure LLC/Acrisure Finance, Inc. 8.50%, 06/15/2029(1)	247,903
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	156,637
	Athene Global Funding
47,000	4.95%, 01/07/2027(1)	47,288
35,000	5.35%, 07/09/2027(1)	35,627
20,000	5.68%, 02/23/2026(1)	20,171
46,000	Enstar Group Ltd. 7.50%, 04/01/2045, (7.50% fixed rate until 10/01/2034; 5 yr. USD CMT + 3.19% thereafter)(1)(8)	46,127
	Global Atlantic Fin Co.
105,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(8)	99,787
44,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(8)	44,683
200,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	202,881
	Liberty Mutual Group, Inc.
36,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(8)	33,998
55,000	4.30%, 02/01/2061(1)	34,264
135,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(9)	142,815
200,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(8)	202,907
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(6)(8)(9)	112,568
		1,427,656
	Internet - 0.3%
	Alphabet, Inc.
$ 5,000	5.25%, 05/15/2055(4)	4,935
25,000	5.30%, 05/15/2065(4)	24,700
40,000	Gen Digital, Inc. 6.25%, 04/01/2033(1)	39,892
EUR 200,000	United Group BV 6.75%, 02/15/2031(6)	232,889
		302,416
	Investment Company Security - 0.1%
$ 54,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	54,197
	Leisure Time - 0.0%
25,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	24,411
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Lodging - 1.0%
	Fortune Star BVI Ltd.
EUR 225,000	3.95%, 10/02/2026(6)	$243,315
$ 445,000	5.00%, 05/18/2026(6)	429,281
45,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(4)	45,253
200,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(6)	180,475
400,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	351,232
		1,249,556
	Media - 0.2%
56,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(8)	53,868
23,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(10)	18,216
200,000	VTR Finance NV 6.38%, 07/15/2028(6)	187,973
		260,057
	Mining - 1.7%
200,000	First Quantum Minerals Ltd. 9.38%, 03/01/2029(1)	209,790
	Glencore Funding LLC
50,000	2.50%, 09/01/2030(1)	44,294
28,000	3.88%, 04/27/2051(1)	19,450
400,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	390,173
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(6)	167,947
	Vedanta Resources Finance II PLC
600,000	9.85%, 04/24/2033(1)	544,306
200,000	11.25%, 12/03/2031(1)	197,041
	WE Soda Investments Holding PLC
315,000	9.50%, 10/06/2028(1)	322,166
200,000	9.50%, 10/06/2028(6)	204,550
		2,099,717
	Oil & Gas - 2.4%
600,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	578,400
	Diamondback Energy, Inc.
14,000	4.25%, 03/15/2052	10,255
20,000	5.90%, 04/18/2064	17,734
593,000	Ecopetrol SA 7.75%, 02/01/2032	565,398
400,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(6)	361,712
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(1)(4)	206,250
240,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(6)	231,906
200,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(1)	195,692
40,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	37,609
645,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)	501,096
230,000	YPF SA 6.95%, 07/21/2027(6)	225,487
		2,931,539
	Packaging & Containers - 0.5%
EUR 150,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(6)	151,108
	Clydesdale Acquisition Holdings, Inc.
$ 80,000	6.75%, 04/15/2032(1)	81,800
110,000	8.75%, 04/15/2030(1)	113,336
	LABL, Inc.
24,000	5.88%, 11/01/2028(1)	19,848
25,000	8.63%, 10/01/2031(1)	20,437
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(5)(6)	183,500
		570,029

41

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Pharmaceuticals - 1.0%
	CVS Health Corp.
$ 670,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	$665,489
84,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(8)	84,970
	Grifols SA
EUR 100,000	3.88%, 10/15/2028(6)(10)	106,570
100,000	7.50%, 05/01/2030(6)	119,552
	Teva Pharmaceutical Finance Netherlands II BV
125,000	4.38%, 05/09/2030	143,667
100,000	7.88%, 09/15/2031	134,462
		1,254,710
	Pipelines - 0.7%
$ 250,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(6)	205,075
	Enbridge, Inc.
135,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(8)	129,388
25,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(8)	24,849
60,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(8)	64,673
32,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(8)	33,214
13,000	ONEOK, Inc. 5.85%, 11/01/2064	11,593
128,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(8)	127,872
49,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(8)	48,051
	Transcanada Trust
137,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(8)	126,408
76,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(8)	74,893
		846,016
	Real Estate - 1.4%
GBP 100,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(6)	118,175
$ 400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030*(6)(11)	32,448
400,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(6)	396,928
200,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(6)	184,609
EUR 100,000	Neinor Homes SA 5.88%, 02/15/2030(1)	116,744
	Peach Property Finance GmbH
300,000	4.38%, 11/15/2025(6)	330,624
100,000	4.38%, 11/15/2025(1)	110,208
$ 400,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	382,026
		1,671,762
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Real Estate Investment Trusts - 0.7%
	Alexandrite Monnet U.K. Holdco PLC
EUR 255,000	10.50%, 05/15/2029(1)	$318,126
100,000	10.50%, 05/15/2029(6)	124,755
	Hudson Pacific Properties LP
$ 225,000	4.65%, 04/01/2029	161,115
65,000	5.95%, 02/15/2028	54,294
200,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	160,006
59,000	VICI Properties LP/VICI Note Co., Inc. 4.13%, 08/15/2030(1)	55,657
		873,953
	Retail - 0.7%
8,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(12)	7,761
35,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	36,293
EUR 100,000	Goldstory SAS 6.75%, 02/01/2030(6)	116,375
$ 55,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	48,195
50,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	32,801
45,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	43,977
GBP 100,000	Punch Finance PLC 6.13%, 06/30/2026(6)	132,294
$ 105,000	Staples, Inc. 10.75%, 09/01/2029(1)	90,974
GBP 100,000	Waga Bondco Ltd. 8.50%, 06/15/2030(1)	130,505
$ 200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(6)	195,685
		834,860
	Semiconductors - 0.0%
	Intel Corp.
16,000	3.25%, 11/15/2049	9,773
32,000	5.60%, 02/21/2054	28,238
		38,011
	Software - 0.2%
20,000	Open Text Corp. 6.90%, 12/01/2027(1)	20,570
	Rocket Software, Inc.
25,000	6.50%, 02/15/2029(1)	23,779
40,000	9.00%, 11/28/2028(1)	41,214
50,000	Synopsys, Inc. 5.00%, 04/01/2032	50,347
EUR 125,000	TeamSystem SpA 5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	141,662
		277,572
	Telecommunications - 2.3%
	Africell Holding Ltd.
$ 450,000	10.50%, 10/23/2029(1)	422,139
200,000	10.50%, 10/23/2029(6)	187,291
	Altice France SA
EUR 200,000	4.13%, 01/15/2029(6)	183,382
100,000	5.88%, 02/01/2027(6)	100,876
	AT&T, Inc.
$ 33,000	3.50%, 06/01/2041	25,338
19,000	3.85%, 06/01/2060	12,936
96,000	EchoStar Corp. 6.75%, 11/30/2030(12)	89,479
EUR 300,000	Eolo SpA 4.88%, 10/21/2028(6)	308,216
125,000	Eutelsat SA 9.75%, 04/13/2029(1)	143,998
	Iliad Holding SASU
125,000	5.38%, 04/15/2030(6)	145,117
100,000	6.88%, 04/15/2031(6)	121,212
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	229,521
$ 64,000	Level 3 Financing, Inc. 3.88%, 10/15/2030(1)	50,477
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(6)	178,128
EUR 100,000	Odido Holding BV 3.75%, 01/15/2029(6)	111,401

42

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Telecommunications - 2.3% - (continued)
$ 200,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	$200,073
400,000	VEON Holdings BV 3.38%, 11/25/2027(6)	358,732
		2,868,316
	Trucking & Leasing - 0.0%
37,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(1)	37,419
	Water - 0.3%
400,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	417,252
	Total Corporate Bonds (cost $38,623,478)	$38,370,187
FOREIGN GOVERNMENT OBLIGATIONS - 5.2%
	Angola - 0.1%
200,000	Angola Government International Bonds 8.00%, 11/26/2029(6)	$159,438
	Argentina - 0.1%
150,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(5)	100,033
	Benin - 0.1%
200,000	Benin Government International Bonds 7.96%, 02/13/2038(6)	179,948
	Brazil - 0.2%
	Brazil Notas do Tesouro Nacional
BRL 434,000	10.00%, 01/01/2027	72,525
564,000	10.00%, 01/01/2031	85,237
176,000	10.00%, 01/01/2035	24,826
		182,588
	Bulgaria - 0.0%
EUR 15,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(6)	10,036
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 85,000,000	4.70%, 09/01/2030(6)	85,828
30,000,000	6.00%, 04/01/2033(6)	31,991
		117,819
	China - 0.2%
CNY 1,590,000	China Government Bonds 2.27%, 05/25/2034	229,716
	Colombia - 0.3%
$ 240,000	Colombia Government International Bonds 5.00%, 06/15/2045	155,947
	Colombia TES
COP 505,600,000	6.25%, 07/09/2036	76,500
300,800,000	7.00%, 06/30/2032	55,288
491,400,000	7.50%, 08/26/2026	113,680
		401,415
	Czech Republic - 0.1%
CZK 1,730,000	Czech Republic Government Bonds 2.50%, 08/25/2028(6)	76,791
	Gabon - 0.4%
$ 710,000	Gabon Government International Bonds 6.63%, 02/06/2031(6)	505,074
	Hungary - 0.0%
HUF 11,200,000	Hungary Government Bonds 3.00%, 08/21/2030	26,800
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.2% - (continued)
	India - 0.1%
	India Government Bonds
INR 2,470,000	6.10%, 07/12/2031	$29,128
3,950,000	6.64%, 06/16/2035	47,479
		76,607
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 2,670,000,000	7.00%, 09/15/2030	163,053
436,000,000	7.13%, 06/15/2038	26,448
856,000,000	8.38%, 09/15/2026	52,882
		242,383
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 310,000	4.88%, 01/30/2032(6)	304,439
200,000	5.88%, 10/17/2031(6)	207,184
		511,623
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 468,000	3.83%, 07/05/2034	109,780
574,000	4.76%, 04/07/2037	145,358
		255,138
	Mexico - 0.1%
	Mexico Bonos
MXN 1,148,800	8.00%, 05/24/2035	53,605
1,093,300	8.50%, 03/01/2029	55,456
$ 22,000	Mexico Government International Bonds 5.75%, 10/12/2110	16,623
		125,684
	Panama - 0.3%
355,000	Panama Government International Bonds 6.70%, 01/26/2036	342,000
	Peru - 0.2%
	Peru Government Bonds
PEN 296,000	5.40%, 08/12/2034	74,186
422,000	6.95%, 08/12/2031	124,704
184,000	7.60%, 08/12/2039(6)	52,018
		250,908
	Philippines - 0.1%
	Philippines Government Bonds
PHP 1,630,000	6.25%, 03/22/2028	29,495
4,770,000	6.88%, 01/10/2029	88,130
		117,625
	Poland - 0.1%
PLN 421,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	110,660
	Romania - 0.8%
	Romania Government Bonds
RON 130,000	5.00%, 02/12/2029	27,265
525,000	7.10%, 07/31/2034	116,384
215,000	8.25%, 09/29/2032	50,856
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(6)	74,215
240,000	2.75%, 04/14/2041(6)	162,617
89,000	2.88%, 04/13/2042(6)	60,506
320,000	3.75%, 02/07/2034(6)	299,688
115,000	5.38%, 03/22/2031(1)	128,820
$ 14,000	7.50%, 02/10/2037(1)	13,931
		934,282

43

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.2% - (continued)
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 1,130,000	8.00%, 01/31/2030	$58,856
4,135,000	8.75%, 01/31/2044	172,078
3,248,000	8.88%, 02/28/2035	156,543
		387,477
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
$ 85,000	3.60%, 05/15/2036(1)(5)	59,075
498,273	3.60%, 02/15/2038(1)(5)	348,791
		407,866
	Supranational - 0.3%
INR 12,560,000	Asian Development Bank 6.20%, 10/06/2026	148,173
BRL 515,000	European Investment Bank 9.25%, 01/28/2027(6)	86,481
	International Bank for Reconstruction & Development
MXN 2,160,000	5.65%, 06/03/2027	104,060
900,000	7.25%, 01/21/2027	45,132
		383,846
	Thailand - 0.1%
	Thailand Government Bonds
THB 2,802,000	1.60%, 06/17/2035	81,422
2,672,000	3.78%, 06/25/2032	90,419
		171,841
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 876,737	4.38%, 12/15/2028(13)	21,583
731,528	4.38%, 12/15/2028(13)	18,029
651,000	8.50%, 03/15/2028(6)	15,037
1,687,000	9.75%, 07/20/2033	40,253
		94,902
	Total Foreign Government Obligations (cost $6,642,759)	$6,402,500
MUNICIPAL BONDS - 0.1%
	Higher Education - 0.1%
$ 125,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$129,827
	Total Municipal Bonds (cost $125,000)	$129,827
SENIOR FLOATING RATE INTERESTS - 11.3%(14)
	Aerospace & Defense - 0.1%
	Air Comm Corp. LLC
7,692	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(15)	$7,587
92,308	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	91,038
100,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	98,292
		196,917
	Airlines - 0.4%
149,250	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	148,411
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.3%(14) - (continued)
	Airlines - 0.4% - (continued)
$ 249,373	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	$224,436
100,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	99,458
		472,305
	Apparel - 0.1%
200,000	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	197,834
	Auto Parts & Equipment - 0.2%
130,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	127,129
99,441	First Brands Group LLC 9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	91,983
		219,112
	Commercial Services - 1.8%
184,075	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	183,333
EUR 300,000	Boels Topholding BV 5.10%, 05/23/2031, 1 mo. EURIBOR + 2.75%	338,119
	Citrin Cooperman Advisors LLC
$ 216,061	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	213,630
13,939	7.32%, 04/01/2032, 1 mo. USD Term SOFR + 3.00%(15)	13,783
138,427	Corp. Service Co. 6.32%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	136,928
204,487	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	202,762
99,750	PG Investment Co. 59 SARL 7.30%, 03/26/2031, 3 mo. USD Term SOFR + 3.00%	99,301
199,496	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	198,798
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 6.03%, 07/15/2029, 3 mo. EURIBOR + 3.50%	284,253
$ 290,717	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	288,626
EUR 200,000	Verisure Holding AB 5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	226,284
		2,185,817
	Construction Materials - 0.4%
	Emerald Borrower LP
$ 99,500	6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	98,194
179,581	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	177,270
200,000	Quikrete Holdings, Inc. 6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	195,818
		471,282
	Distribution/Wholesale - 0.3%
192,715	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	192,381
99,750	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	99,418
100,000	Gloves Buyer, Inc. 8.32%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	95,300
		387,099

44

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.3%(14) - (continued)
	Electric - 0.1%
$ 124,370	Vistra Operations Co. LLC 6.07%, 12/20/2030, 1 mo. USD Term SOFR + 1.75%	$123,801
	Electronics - 0.1%
175,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	167,708
	Engineering & Construction - 0.2%
205,000	Newly Weds Foods, Inc. 6.58%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	203,719
	Entertainment - 0.3%
100,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	98,583
110,135	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	105,895
124,687	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	124,505
		328,983
	Environmental Control - 0.3%
390,949	Clean Harbors, Inc. 6.07%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	392,740
	Food - 0.1%
194,756	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	195,340
	Food Service - 0.1%
99,503	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,556
	Hand/Machine Tools - 0.1%
99,500	Madison Safety & Flow LLC 7.07%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	98,629
	Healthcare - Products - 0.6%
10,639	Avantor Funding, Inc. 6.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	10,643
98,500	Bausch & Lomb Corp. 8.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	97,433
	Hanger, Inc.
13,118	4.15%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(15)	13,076
101,882	7.82%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	101,555
99,227	Insulet Corp. 6.82%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	99,078
376,894	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	374,105
		695,890
	Healthcare - Services - 0.1%
149,622	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	144,480
	Home Builders - 0.2%
111,582	Installed Building Products, Inc. 6.07%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	111,558
155,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	153,224
		264,782
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.3%(14) - (continued)
	Home Furnishings - 0.2%
$ 274,313	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	$273,490
	Insurance - 0.5%
99,750	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	99,174
196,491	Asurion LLC 8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	190,109
330,027	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	327,684
		616,967
	Internet - 0.5%
140,239	Go Daddy Operating Co. LLC 6.07%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	139,579
	MH Sub I LLC
65,337	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	61,744
143,970	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	125,845
169,352	Proofpoint, Inc. 7.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	168,251
105,000	Speedster Bidco GmbH 7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	104,081
		599,500
	Investment Company Security - 0.2%
199,500	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	198,153
	IT Services - 0.6%
195,000	Kaseya, Inc. 7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	193,467
251,277	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	235,258
EUR 100,000	Nielsen Consumer, Inc. 5.65%, 03/06/2028, 1 mo. EURIBOR + 3.50%	112,269
$ 250,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	238,125
		779,119
	Leisure Time - 0.2%
191,775	Hayward Industries, Inc. 6.94%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	190,896
109,724	LC AHAB U.S. Bidco LLC 7.32%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	106,433
		297,329
	Machinery - Construction & Mining - 0.1%
100,000	Terex Corp. 6.30%, 10/08/2031, 3 mo. USD Term SOFR + 2.00%	99,675
	Media - 0.1%
99,959	NEP Group, Inc. 7.82%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%(12)	89,447
	Mining - 0.1%
120,000	Novelis Corp. 6.29%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	119,626
	Miscellaneous Manufacturing - 0.1%
100,000	John Bean Technologies Corp. 6.67%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	99,625

45

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.3%(14) - (continued)
	Packaging & Containers - 0.8%
$ 460,267	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$456,759
416,997	Proampac PG Borrower LLC 8.28%, 09/15/2028, 3 mo. USD Term SOFR + 4.00%	409,492
104,729	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	103,138
		969,389
	Pharmaceuticals - 0.6%
200,000	Bausch Health Cos., Inc. 10.54%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	188,334
EUR 159,911	Grifols SA 4.75%, 11/15/2027, 3 mo. EURIBOR + 2.25%	179,425
290,000	IVC Acquisition Ltd. 6.43%, 12/12/2028, 3 mo. EURIBOR + 4.00%	326,127
		693,886
	Pipelines - 0.1%
$ 99,750	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	99,554
	Retail - 0.8%
170,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	165,750
159,600	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	155,730
199,500	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	197,832
341,045	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	322,076
124,359	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	115,879
		957,267
	Semiconductors - 0.1%
126,185	MKS Instruments, Inc. 6.32%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	124,986
	Software - 0.7%
150,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	149,469
200,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	195,250
125,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	124,844
167,399	Surf Holdings LLC 7.93%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	167,138
192,538	Zelis Payments Buyer, Inc. 7.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	187,724
		824,425
	Transportation - 0.1%
185,289	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	184,275
	Total Senior Floating Rate Interests (cost $14,003,691)	$13,872,707
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.8%
	Mortgage-Backed Agencies - 6.8%
	Federal Home Loan Mortgage Corp. - 2.4%
$ 290,095	5.00%, 09/01/2052	$284,982
860,149	5.50%, 08/01/2054	859,435
55,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	56,360
125,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	129,634
275,000	11.20%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	291,390
205,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	217,173
280,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	330,027
455,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	484,006
250,000	13.60%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	266,782
		2,919,789
	Federal National Mortgage Association - 0.2%
283,036	5.00%, 09/01/2052	278,049
	Uniform Mortgage-Backed Security - 4.2%
5,215,000	5.50%, 05/01/2054(16)	5,203,742
	Total U.S. Government Agencies (cost $8,480,360)	$8,401,580
U.S. GOVERNMENT SECURITIES - 21.3%
	U.S. Treasury Securities - 21.3%
	U.S. Treasury Bonds - 7.4%
390,000	2.25%, 08/15/2046	$257,964
1,690,000	2.50%, 05/15/2046(17)	1,178,973
1,925,000	3.38%, 11/15/2048(17)	1,537,669
470,000	3.63%, 08/15/2043	408,239
525,000	3.63%, 05/15/2053	434,499
350,000	3.88%, 02/15/2043	316,777
2,885,000	4.13%, 08/15/2044	2,674,034
290,000	4.25%, 08/15/2054	268,839
2,125,000	4.50%, 11/15/2054	2,056,934
		9,133,928
	U.S. Treasury Inflation-Indexed Bonds - 2.1%
1,110,623	0.25%, 02/15/2050(13)	648,507
104,074	0.63%, 02/15/2043(13)	77,834
1,291,898	0.75%, 02/15/2042(13)	1,008,975
453,865	0.75%, 02/15/2045(13)	333,476
134,645	1.00%, 02/15/2046(13)	102,539
499,648	1.38%, 02/15/2044(13)	422,388
		2,593,719
	U.S. Treasury Inflation-Indexed Notes - 1.3%
1,603,525	1.75%, 01/15/2034(13)	1,587,887
	U.S. Treasury Notes - 10.5%
1,478,000	3.88%, 08/15/2034(18)	1,447,747
7,855,000	4.00%, 03/31/2030	7,952,574
310,000	4.25%, 02/15/2028	315,401
3,055,000	4.25%, 11/15/2034(17)	3,078,390
42,500	4.63%, 02/15/2035	44,094
		12,838,206
	Total U.S. Government Securities (cost $26,722,549)	$26,153,740
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$4,736

46

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.0% - (continued)
	Financial Services - 0.0%
33,932	Unifin Financiera SAB de CV*(19)(20)	$2,236
250,000	Unifin Financiera SAB de CV*(10)(19)(20)	25,000
		27,236
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	3,520
	Real Estate Management & Development - 0.0%
90	Zillow Group, Inc. Class C*	6,060
	Total Common Stocks (cost $34,749)	$41,552
PREFERRED STOCKS - 0.9%
	Banks - 0.0%
1,600	JP Morgan Chase & Co. Series MM, 4.20%(21)	$28,480
	Capital Goods - 0.2%
3,641	Boeing Co. (Preference Shares), 6.00%	223,485
	Equity Real Estate Investment Trusts (REITs) - 0.0%
1,700	Public Storage Series K, REIT, 4.75%(21)	32,793
	Financial Services - 0.3%
3,200	Ares Management Corp. Series B, 6.75%	157,984
1,827	Bank of New York Mellon Corp. Series K, 6.15%*(21)	45,894
1,519	Corebridge Financial, Inc. (Preference Shares), 6.38%	36,244
2,650	Morgan Stanley Series Q, 6.63%(21)	66,621
2,700	Synchrony Financial Series B, 8.25%(21)	68,121
		374,864
	Insurance - 0.1%
1,644	Enstar Group Ltd. Series D, 7.00%(21)	35,050
	Telecommunication Services - 0.1%
725	U.S. Cellular Corp. (Preference Shares), 6.25%	17,110
2,325	U.S. Cellular Corp. (Preference Shares), 5.50%	51,057
1,925	U.S. Cellular Corp. (Preference Shares), 5.50%	42,696
		110,863
	Utilities - 0.2%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%	40,387
1,700	NextEra Energy, Inc. (Preference Shares), 7.30%	78,863
475	Sempra (Preference Shares), 5.75%	9,899
3,825	Southern Co. (Preference Shares), 6.50%	97,652
1,123	Southern Co. Series 2020, 4.95%	22,516
		249,317
	Total Preferred Stocks (cost $1,053,487)	$1,054,852
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(19)(20)	$708
	Total Warrants (cost $—)	$708
	Total Long-Term Investments (cost $125,945,185)	$124,715,682
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 414,038
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2025 at
4.37%, due on 05/01/2025 with a
maturity value of $414,088;
collateralized by U.S. Treasury Note at
4.38%, maturing 07/31/2026, with a
market value of $422,439
			$414,038
	Total Short-Term Investments (cost $414,038)		$414,038
	Total Investments (cost $126,359,223)	101.9%	$125,129,720
	Other Assets and Liabilities	(1.9)%	(2,341,642)
	Net Assets	100.0%	$122,788,078
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$39,072,176, representing 31.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $622,716 at April 30, 2025.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $19,565,845, representing 15.9% of net assets.

(7)	Security is a zero-coupon bond.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

47

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(15)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $34,446, which represents to 0.0% of total net assets.

(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $2,533,993.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $1,048,098.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $27,944 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$708
08/2024	Unifin Financiera SAB de CV	250,000	7,500	25,000
08/2024	Unifin Financiera SAB de CV	33,932	7,500	2,236
			$15,000	$27,944

(20)	Investment valued using significant unobservable inputs.
(21)	Perpetual security with no stated maturity date.

OTC Swaptions Outstanding at April 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(3,030,000)	$(30,248)	$(24,846)	$(5,402)
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(2,875,000)	(73,655)	(42,663)	(30,992)
							$(103,903)	$(67,509)	$(36,394)
Put
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(3,030,000)	$(30,248)	$(43,329)	$13,081
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(2,875,000)	(73,654)	(54,770)	(18,884)
							$(103,902)	$(98,099)	$(5,803)
Total Written Option Contracts OTC swaption contracts							$(207,805)	$(165,608)	$(42,197)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	29	06/16/2025	$2,133,381	$53,900
Canadian 10-Years Bond Future	20	06/19/2025	1,790,487	5,948
Euro-BUND Future	1	06/06/2025	149,801	886
U.S. Treasury 2-Year Note Future	13	06/30/2025	2,705,930	5,460
U.S. Treasury 5-Year Note Future	322	06/30/2025	35,160,891	270,905
U.S. Treasury 10-Year Note Future	99	06/18/2025	11,109,656	(76,796)
U.S. Treasury 10-Year Ultra Future	33	06/18/2025	3,786,234	15,110
Total				$275,413

48

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro BUXL 30-Year Bond Future	(4)	06/06/2025	$(564,283)	$(17,160)
Euro-BOBL Future	(16)	06/06/2025	(2,175,830)	(21,841)
French Government Bond Future	(7)	06/06/2025	(999,749)	(26,283)
U.S. Treasury Long Bond Future	(2)	06/18/2025	(233,250)	(6,472)
U.S. Treasury Ultra Bond Future	(10)	06/18/2025	(1,210,312)	(29,541)
Total				$(101,297)
Total futures contracts				$174,116

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	70,000	(1.00%)	06/20/2030	Quarterly	$3,836	$—	$3,018	$(818)
Sell protection:
CDX.NA.HY.S44.V1	USD	14,852,450	5.00%	06/20/2030	Quarterly	$438,970	$—	$597,052	$158,082
ITRAXX-XOVER S43.V1	EUR	4,080,000	5.00%	06/20/2030	Quarterly	178,803	—	325,234	146,431
Total						$617,773	$—	$922,286	$304,513
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	150,000	(1.00%)	12/20/2029	Quarterly	$805	$—	$1,799	$994
Societe Generale SA	EUR	30,000	(1.00%)	06/20/2030	Quarterly	460	—	(95)	(555)
Total						$1,265	$—	$1,704	$439
Sell protection:
Danske Bank AS (A-)	EUR	150,000	1.00%	12/20/2029	Quarterly	$—	$(336)	$472	$808
Lloyds Banking Group PLC (BB-)	EUR	30,000	1.00%	06/20/2030	Quarterly	—	(376)	(431)	(55)
Total						$—	$(712)	$41	$753
Total						$1,265	$(712)	$1,745	$1,192
Total centrally cleared credit default swap contracts						$622,874	$(712)	$927,049	$304,887

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	2,275,000	03/19/2045	Annual	$—	$(39,717)	$(85,708)	$(45,991)
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	839	—	42,130	41,291
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,052	—	31,537	29,485
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,227)	14,238	15,465
3.59% Fixed	12 Mo. USD SOFR	USD	695,000	09/20/2053	Annual	11,326	—	33,253	21,927
3.75% Fixed	12 Mo. USD SOFR	USD	215,000	12/18/2054	Annual	314	—	3,079	2,765
Total centrally cleared interest rate swaps contracts						$14,531	$(40,944)	$38,529	$64,942

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
632,000	BRL	110,774	USD	JPM	06/03/2025	$(76)
67,070,000	CLP	71,169	USD	CBK	06/18/2025	(1,067)
44,700,000	COP	10,638	USD	CBK	06/18/2025	(130)

49

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
87,288,000	COP	20,754	USD	MSC	06/18/2025	$(236)
206,000	EUR	223,940	USD	SGG	06/18/2025	10,954
53,000	EUR	57,798	USD	WEST	06/18/2025	2,636
53,000	EUR	58,503	USD	HSBC	06/18/2025	1,930
57,000	EUR	63,238	USD	SSG	06/18/2025	1,757
17,000	EUR	18,759	USD	BCLY	06/18/2025	626
5,000	EUR	5,482	USD	JPM	06/18/2025	219
54,427,000	HUF	147,196	USD	BCLY	06/18/2025	5,396
1,009,308,000	IDR	61,021	USD	MSC	06/18/2025	(340)
1,162,000,000	IDR	70,441	USD	CBK	06/18/2025	(581)
3,023,000	INR	34,424	USD	CBK	06/18/2025	1,230
2,460,000	MXN	119,755	USD	WFB	06/18/2025	5,065
20,000	MXN	990	USD	CBK	06/18/2025	24
3,560,000	PHP	62,103	USD	GSC	06/18/2025	1,551
21,000	PLN	5,433	USD	BCLY	06/18/2025	141
101,000	RON	22,036	USD	GSC	06/18/2025	973
750,000	THB	22,324	USD	CBK	06/18/2025	210
2,785,000	TRY	70,213	USD	BCLY	06/18/2025	(1,835)
535,554	USD	880,000	AUD	SCB	05/07/2025	(27,546)
551,544	USD	860,000	AUD	BOA	06/05/2025	1,067
869	USD	5,000	BRL	MSC	06/03/2025	(7)
289,071	USD	410,000	CAD	BOA	05/07/2025	(7,855)
268,960	USD	370,000	CAD	SGG	06/05/2025	602
212,349	USD	180,000	CHF	NWM	05/07/2025	(6,879)
201,232	USD	165,000	CHF	SSG	06/05/2025	(441)
44,335	USD	40,700,000	CLP	MSC	06/18/2025	1,796
24,497	USD	176,000	CNH	CBK	06/18/2025	205
13,858	USD	100,000	CNH	SSG	06/18/2025	55
3,969	USD	16,741,000	COP	CBK	06/18/2025	34
3,961	USD	16,742,000	COP	MSC	06/18/2025	26
73,756	USD	1,686,000	CZK	CBK	06/18/2025	(3,178)
557,885	USD	505,000	EUR	SSG	05/07/2025	(16,417)
4,635,256	USD	4,056,609	EUR	JPM	05/30/2025	15,295
4,891,597	USD	4,286,900	EUR	DEUT	05/30/2025	9,363
43,800	USD	38,473	EUR	GSC	05/30/2025	(17)
549,369	USD	483,000	EUR	SSG	06/05/2025	(893)
4,565	USD	4,000	EUR	JPM	06/18/2025	4
3,408,203	USD	3,112,000	EUR	DEUT	06/18/2025	(140,288)
530,764	USD	408,000	GBP	NWM	05/07/2025	(14,198)
9,317	USD	7,000	GBP	MSC	05/30/2025	(34)
836,583	USD	629,020	GBP	BCLY	05/30/2025	(3,689)
449,819	USD	337,000	GBP	SSG	06/05/2025	(369)
18,546	USD	6,600,000	HUF	BCLY	06/18/2025	42
85,233	USD	1,419,000,000	IDR	MSC	06/18/2025	(78)
18,909	USD	1,660,000	INR	GSC	06/18/2025	(669)
506,690	USD	73,400,000	JPY	SSG	05/07/2025	(8,295)
420,098	USD	59,800,000	JPY	SGG	06/05/2025	(839)
7,095	USD	140,000	MXN	SSG	06/18/2025	(9)
197,244	USD	869,000	MYR	HSBC	06/18/2025	(4,504)
367,167	USD	3,900,000	NOK	GSC	05/07/2025	(8,921)
275,260	USD	2,860,000	NOK	GSC	06/05/2025	(539)
71,369	USD	260,000	PEN	CBK	06/18/2025	753
8,138	USD	30,000	PEN	GSC	06/18/2025	(10)
27,429	USD	1,570,000	PHP	JPM	06/18/2025	(643)
9,326	USD	35,000	PLN	BOA	06/18/2025	37
13,693	USD	60,000	RON	BCLY	06/18/2025	24
204,845	USD	2,030,000	SEK	NWM	05/07/2025	(5,718)
200,330	USD	1,930,000	SEK	BOA	06/05/2025	(218)
188,119	USD	6,321,000	THB	CBK	06/18/2025	(1,800)
12,293	USD	226,000	ZAR	UBS	06/18/2025	194
8,053	USD	150,000	ZAR	BCLY	06/18/2025	23
Total foreign currency contracts						$(196,087)

50

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	250,429	JPM	05/30/2025	GBP	251,860	$(1,431)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$21,838,153	$—	$21,838,153	$—
Convertible Bonds	8,449,876	—	8,449,876	—
Corporate Bonds	38,370,187	—	38,370,187	—
Foreign Government Obligations	6,402,500	—	6,402,500	—
Municipal Bonds	129,827	—	129,827	—
Senior Floating Rate Interests	13,872,707	—	13,872,707	—
U.S. Government Agencies	8,401,580	—	8,401,580	—
U.S. Government Securities	26,153,740	—	26,153,740	—
Common Stocks	41,552	14,316	—	27,236
Preferred Stocks	1,054,852	1,054,852	—	—
Warrants	708	—	—	708
Short-Term Investments	414,038	—	414,038	—
Foreign Currency Contracts(2)	62,232	—	62,232	—
Futures Contracts(2)	352,209	352,209	—	—
Swaps - Credit Default(2)	306,315	—	306,315	—
Swaps - Interest Rate(2)	110,933	—	110,933	—
Total	$125,961,409	$1,421,377	$124,512,088	$27,944
Liabilities
Foreign Currency Contracts(2)	$(259,750)	$—	$(259,750)	$—
Futures Contracts(2)	(178,093)	(178,093)	—	—
Swaps - Interest Rate(2)	(45,991)	—	(45,991)	—
Swaps - Credit Default(2)	(1,428)	—	(1,428)	—
Written Options	(207,805)	—	(207,805)	—
Total	$(693,067)	$(178,093)	$(514,974)	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2025 is not presented.

51

Hartford Total Return Bond ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6%
	Asset-Backed - Automobile - 1.0%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,535,000	5.36%, 06/20/2030(1)	$1,567,966
540,000	5.58%, 12/20/2030(1)	541,964
1,565,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	1,572,063
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	966,035
135,455	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	135,547
1,250,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,267,257
140,876	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	141,076
958,000	Flagship Credit Auto Trust 5.64%, 07/16/2029(1)	968,059
2,645,000	GLS Auto Receivables Issuer Trust 4.98%, 07/16/2029(1)	2,669,783
650,000	GLS Auto Select Receivables Trust 4.50%, 11/15/2030(1)	651,386
1,340,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,342,875
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,663,366
1,440,000	Prestige Auto Receivables Trust 5.71%, 05/15/2028(1)	1,446,627
	Santander Bank Auto Credit-Linked Notes
1,020,000	4.97%, 01/18/2033(1)	1,021,371
180,866	5.64%, 12/15/2033(1)	182,097
	Santander Drive Auto Receivables Trust
334,981	4.98%, 02/15/2028	335,050
450,000	5.98%, 04/16/2029	458,094
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	367,813
625,000	5.71%, 01/22/2030(1)	643,804
319,412	Tricolor Auto Securitization Trust 6.61%, 10/15/2027(1)	320,745
1,402,883	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	1,424,615
		19,687,593
	Asset-Backed - Manufactured Housing - 0.0%
359,991	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	323,597
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
440,047	0.97%, 12/16/2069(1)	387,451
844,850	1.11%, 02/18/2070(1)	752,072
1,056,628	5.51%, 10/15/2071(1)	1,080,219
		2,219,742
	Commercial Mortgage-Backed Securities - 4.4%
1,549,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,456,290
810,000	ARZ Trust 6.07%, 06/11/2029(1)	824,155
821,214	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	779,673
	BBCMS Mortgage Trust
10,309,192	1.24%, 05/15/2057(3)(4)	771,485
7,337,154	1.33%, 09/15/2057(3)(4)	582,030
7,597,583	1.36%, 02/15/2062(3)(4)	660,066
6,335,401	1.86%, 02/15/2057(3)(4)	637,965
530,000	3.66%, 04/15/2055(4)	488,137
	Benchmark Mortgage Trust
12,501,389	0.56%, 01/15/2055(1)(3)(4)	193,786
17,872,575	0.62%, 07/15/2051(3)(4)	204,369
7,419,020	0.67%, 01/15/2051(3)(4)	86,835
12,434,694	0.72%, 07/15/2056(3)(4)	469,900
7,356,859	1.38%, 03/15/2062(3)(4)	295,001
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 4,229,143	1.43%, 12/15/2056(3)(4)	$254,407
3,616,924	1.62%, 01/15/2054(3)(4)	245,652
1,707,497	1.92%, 07/15/2053(3)(4)	87,704
2,200,000	3.88%, 02/15/2051(4)	2,156,019
9,754,735	BMO Mortgage Trust 1.08%, 07/15/2057(3)(4)	645,477
2,005,000	BOCA Commercial Mortgage Trust 6.66%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,984,950
	BPR Trust
870,000	5.85%, 11/05/2041(1)(4)	868,981
1,180,000	7.55%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	1,179,586
3,055,000	7.89%, 10/05/2038(1)(4)	3,181,299
2,725,000	BWAY Trust 7.46%, 05/05/2042(1)(4)	2,780,765
	BX Trust
580,000	6.39%, 05/15/2035, 1 mo. USD Term SOFR + 2.07%(1)(2)	576,154
273,000	7.36%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	272,232
785,000	CAMB Commercial Mortgage Trust 7.17%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	776,679
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,459,649
766,000	Citigroup Commercial Mortgage Trust 4.14%, 11/15/2049(4)	651,023
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	366,377
395,000	4.08%, 01/10/2039(1)(4)	356,121
1,206,000	6.51%, 12/10/2041(1)(4)	1,223,261
3,401,881	CSAIL Commercial Mortgage Trust 0.70%, 06/15/2057(3)(4)	36
	DBJPM Mortgage Trust
3,610,913	1.82%, 09/15/2053(3)(4)	161,013
2,660,000	2.89%, 08/10/2049	2,573,131
	DC Trust
645,000	5.93%, 04/13/2040(1)(4)	650,746
320,000	7.29%, 04/13/2040(1)(4)	322,333
4,350,000	FS Commercial Mortgage Trust 7.80%, 11/10/2039(1)(4)	4,448,970
350,000	FS Trust 6.41%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	349,125
3,290,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(4)	3,258,655
	GS Mortgage Securities Trust
6,170,560	0.73%, 02/13/2053(3)(4)	144,958
2,000,000	3.05%, 05/10/2049	1,965,121
2,440,000	3.43%, 08/10/2050	2,357,867
750,000	HIH Trust 6.66%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	746,250
	HTL Commercial Mortgage Trust
910,000	6.77%, 05/10/2039(1)(4)	926,178
500,000	7.32%, 05/10/2039(1)(4)	513,650
1,015,000	IRV Trust 5.62%, 03/14/2047(1)(4)	1,001,619
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	2.81%, 01/16/2037(1)	368,312
300,000	5.99%, 10/05/2039(1)(4)	301,565
1,012	JPMBB Commercial Mortgage Securities Trust 3.93%, 09/15/2047	1,002
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,010,186
915,000	LEX Mortgage Trust 5.04%, 10/13/2033(1)(4)	918,787
1,300,000	MF1 Ltd. 6.07%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,288,134
	Morgan Stanley Capital I Trust
3,557,763	1.45%, 06/15/2050(3)(4)	62,664

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 2,460,000	3.91%, 09/09/2032(1)	$2,181,945
1,350,000	5.89%, 12/15/2038, 1 mo. USD Term SOFR + 1.56%(1)(2)	1,258,303
1,974,709	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(3)(4)	119,007
839,000	Natixis Commercial Mortgage Securities Trust 4.93%, 06/17/2038(1)(4)	808,712
745,000	NY Commercial Mortgage Trust 6.13%, 02/10/2047(1)(4)	754,990
3,560,000	NYC Commercial Mortgage Trust 6.01%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,497,700
	RFR Trust
3,972,110	5.56%, 03/11/2041(1)(4)	4,045,263
3,165,000	5.86%, 03/11/2041(1)(4)	3,196,711
5,550,000	SHR Trust 6.77%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	5,506,641
1,445,000	TEXAS Commercial Mortgage Trust 5.91%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	1,426,741
13,173,182	Wells Fargo Commercial Mortgage Trust 1.21%, 08/15/2057(3)(4)	983,601
	Wells Fargo NA
11,244,298	0.53%, 02/15/2055(3)(4)	269,014
5,627,608	0.69%, 11/15/2062(3)(4)	131,086
13,857,539	0.75%, 11/15/2062(3)(4)	360,936
15,085,489	0.83%, 02/15/2061(3)(4)	239,345
5,682,101	0.84%, 11/15/2050(3)(4)	84,212
3,445,357	0.89%, 11/15/2054(3)(4)	57,718
10,412,798	0.98%, 01/15/2063(3)(4)	339,599
3,399,445	1.03%, 05/15/2062(3)(4)	99,970
9,830,149	1.04%, 06/15/2057(3)(4)	578,292
8,950,636	1.21%, 02/15/2056(3)(4)	507,986
2,540,548	1.26%, 12/15/2056(3)(4)	78,763
12,396,988	1.35%, 10/15/2057(3)(4)	1,048,628
7,079,308	1.87%, 03/15/2063(3)(4)	533,606
1,790,000	3.44%, 09/15/2060	1,742,147
	Willowbrook Mall
2,855,000	5.87%, 03/05/2035(1)(4)	2,972,495
3,235,000	6.28%, 03/05/2035(1)(4)	3,257,976
		86,967,717
	Other Asset-Backed Securities - 5.5%
85,630	AASET Trust 3.35%, 01/16/2040(1)	82,217
	Affirm Asset Securitization Trust
3,400,000	4.62%, 09/15/2029(1)	3,392,944
1,095,000	5.33%, 12/17/2029(1)	1,097,560
1,035,000	5.61%, 02/15/2029(1)	1,039,296
	Aligned Data Centers Issuer LLC
970,000	1.94%, 08/15/2046(1)	930,238
1,420,000	6.00%, 08/17/2048(1)	1,437,189
	AMSR Trust
3,625,000	2.12%, 12/17/2038(1)	3,498,427
1,405,000	4.15%, 11/17/2041(1)	1,368,536
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	512,855
2,795,000	Ares XLIII CLO Ltd. 5.96%, 01/15/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,779,857
1,260,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	1,288,125
2,085,000	Barings CLO Ltd. 6.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,089,904
1,300,000	Benefit Street Partners CLO XXXI Ltd. 6.03%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,300,000
400,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	405,852
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 3,730,000	CBAM Ltd. 6.39%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	$3,726,606
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	242,486
597,632	1.69%, 07/15/2060(1)	590,259
193,202	1.98%, 03/15/2061(1)	183,782
829,525	1.99%, 07/15/2060(1)	763,597
384,012	5.97%, 08/15/2062(1)	385,998
324,369	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	323,465
966,989	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	977,014
760,000	DLLAA LLC 5.64%, 02/22/2028(1)	769,287
	Domino's Pizza Master Issuer LLC
4,554,217	2.66%, 04/25/2051(1)	4,239,711
3,628,397	3.15%, 04/25/2051(1)	3,254,918
667,200	3.67%, 10/25/2049(1)	627,804
47,375	4.12%, 07/25/2048(1)	47,122
1,215,000	Elmwood CLO 23 Ltd. 6.51%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,216,075
	FirstKey Homes Trust
1,923,895	1.38%, 09/17/2038(1)	1,838,790
1,495,029	2.14%, 12/17/2038(1)	1,442,726
666,706	4.15%, 05/19/2039(1)	660,758
2,454,236	4.25%, 07/17/2039(1)	2,436,811
950,000	GoldenTree Loan Management U.S. CLO 15 Ltd. 6.67%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	951,329
1,160,000	Golub Capital Partners CLO 68B Ltd. 7.08%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,162,701
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	456,339
780,000	Invesco U.S. CLO Ltd. 6.57%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	780,000
1,470,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	1,380,372
76,600	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	75,717
4,565,000	OCP CLO Ltd. 5.62%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	4,555,829
	Progress Residential Trust
1,688,011	1.51%, 10/17/2038(1)	1,624,806
614,401	3.20%, 04/17/2039(1)	599,225
2,710,000	3.40%, 02/17/2042(1)(5)	2,544,065
1,724,494	4.44%, 05/17/2041(1)	1,707,088
435,713	4.45%, 06/17/2039(1)	435,698
741,919	4.75%, 10/27/2039(1)	747,170
2,610,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,585,309
2,950,000	RR 23 Ltd. 6.91%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	2,955,098
1,185,000	RR 26 Ltd. 5.76%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,173,875
130,656	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	123,994
93,439	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	93,538
61,396	Sound Point CLO II Ltd. 5.61%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	61,380
2,270,000	Sound Point CLO XXIX Ltd. 5.61%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,267,846
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	306,461
1,480,000	5.90%, 07/25/2048(1)	1,498,749
855,000	5.90%, 03/25/2049(1)	871,008
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	480,281

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 801,487	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	$798,856
	Taco Bell Funding LLC
1,675,163	2.54%, 08/25/2051(1)	1,438,574
3,062,287	4.94%, 11/25/2048(1)	3,072,561
1,445,000	Texas Debt Capital CLO Ltd. 6.57%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,446,324
	Tricon Residential Trust
2,097,689	4.30%, 11/17/2041(1)	2,047,659
639,272	4.75%, 06/17/2040(1)	638,082
2,055,000	5.42%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,051,055
	Vantage Data Centers Issuer LLC
1,115,000	1.65%, 09/15/2045(1)	1,099,120
2,020,000	5.10%, 09/15/2054(1)	1,997,531
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,758,869
1,865,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	1,875,086
2,270,000	Venture 42 CLO Ltd. 5.65%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,264,725
	Wendy's Funding LLC
2,077,818	2.37%, 06/15/2051(1)	1,890,034
3,199,333	2.78%, 06/15/2051(1)	2,799,126
1,054,359	3.88%, 03/15/2048(1)	1,028,642
2,635,475	4.24%, 03/15/2052(1)	2,558,377
753,573	4.54%, 03/15/2052(1)	715,253
	Wingstop Funding LLC
2,758,000	2.84%, 12/05/2050(1)	2,614,762
960,000	5.86%, 12/05/2054(1)	968,446
2,660,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,684,312
		110,135,481
	Whole Loan Collateral CMO - 5.6%
250,133	Ajax Mortgage Loan Trust 5.12%, 01/25/2061(1)(5)	249,972
	Angel Oak Mortgage Trust
390,242	0.91%, 01/25/2066(1)(4)	334,226
974,017	0.95%, 07/25/2066(1)(4)	836,885
189,712	0.99%, 04/25/2053(1)(4)	180,258
371,706	0.99%, 04/25/2066(1)(4)	322,187
2,421,893	1.07%, 05/25/2066(1)(4)	2,090,522
407,458	1.24%, 01/20/2065(1)(4)	343,679
1,886,380	1.46%, 09/25/2066(1)(4)	1,580,802
727,285	1.82%, 11/25/2066(1)(4)	646,153
4,377,976	2.88%, 12/25/2066(1)(5)	4,043,238
473,864	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	427,271
	BRAVO Residential Funding Trust
212,897	0.94%, 02/25/2049(1)(4)	194,196
166,320	0.97%, 03/25/2060(1)(4)	159,553
1,177,996	5.11%, 07/25/2062(1)(4)	1,171,429
1,954,764	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(4)	1,896,974
37,805	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(4)	36,891
	COLT Mortgage Loan Trust
167,799	0.80%, 07/27/2054(1)	153,123
618,002	0.91%, 06/25/2066(1)(4)	524,705
4,284,577	0.96%, 09/27/2066(1)(4)	3,560,607
788,984	1.34%, 08/25/2066(1)(4)	669,443
3,318,982	1.40%, 10/25/2066(1)(4)	2,791,144
1,990,967	2.28%, 12/27/2066(1)(4)	1,790,314
330,670	4.30%, 03/25/2067(1)(4)	329,981
	CSMC Trust
149,494	0.81%, 05/25/2065(1)(4)	136,406
447,938	0.83%, 03/25/2056(1)(4)	371,139
617,373	0.94%, 05/25/2066(1)(4)	522,205
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
$ 971,755	1.10%, 05/25/2066(1)(4)	$822,573
754,403	1.18%, 02/25/2066(1)(4)	671,677
798,047	1.84%, 10/25/2066(1)(4)	709,634
2,336,505	2.27%, 11/25/2066(1)(4)	2,078,043
413,901	4.12%, 12/27/2060(1)(4)	413,541
249,778	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	222,072
	Ellington Financial Mortgage Trust
94,444	0.80%, 02/25/2066(1)(4)	80,158
280,254	0.93%, 06/25/2066(1)(4)	231,775
2,143,753	2.21%, 01/25/2067(1)(4)	1,871,111
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
564,318	2.50%, 08/25/2059	462,578
234,149	3.50%, 08/25/2057(4)	225,756
454,093	3.50%, 11/25/2057	426,154
1,215,191	3.50%, 07/25/2058	1,130,135
242,319	3.50%, 08/25/2058	223,191
207,272	3.50%, 08/26/2058	197,727
1,638,978	3.50%, 10/25/2058	1,497,894
	Federal National Mortgage Association Connecticut Avenue Securities Trust
430,000	6.15%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	430,271
615,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	614,089
59,041	6.67%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	59,932
72,769	6.82%, 01/25/2031, 30 day USD SOFR Average + 2.46%(2)	73,293
555,800	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	564,659
1,309,000	7.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,333,544
222,223	8.02%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	227,223
3,885,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,035,544
1,395,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,476,956
1,545,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,664,737
	GCAT Trust
450,628	0.87%, 01/25/2066(1)(4)	381,768
553,046	1.04%, 05/25/2066(1)(4)	463,101
710,318	1.09%, 05/25/2066(1)(4)	612,635
1,086,641	1.09%, 08/25/2066(1)(4)	906,020
509,911	1.92%, 08/25/2066(1)(4)	471,863
	Imperial Fund Mortgage Trust
573,443	1.07%, 09/25/2056(1)(4)	480,358
2,230,314	3.64%, 03/25/2067(1)(5)	2,131,131
	Legacy Mortgage Asset Trust
290,255	4.65%, 11/25/2060(1)(5)	287,226
554,845	4.75%, 07/25/2061(1)(5)	559,995
385,808	5.75%, 04/25/2061(1)(5)	383,839
435,445	MetLife Securitization Trust 3.75%, 03/25/2057(1)(4)	421,753
	MFA Trust
44,117	1.01%, 01/26/2065(1)(4)	41,625
415,145	1.03%, 11/25/2064(1)(4)	362,361
238,245	1.15%, 04/25/2065(1)(4)	219,696
940	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	937
	New Residential Mortgage Loan Trust
319,018	0.94%, 07/25/2055(1)(4)	290,163
168,195	0.94%, 10/25/2058(1)(4)	164,690

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
$ 2,218,688	1.16%, 11/27/2056(1)(4)	$1,920,407
2,000,328	2.28%, 04/25/2061(1)(4)	1,773,396
349,154	3.50%, 12/25/2057(1)(4)	338,443
284,082	3.80%, 09/25/2057(1)(4)	269,493
218,451	4.00%, 04/25/2057(1)(4)	211,597
238,295	4.00%, 08/27/2057(1)(4)	231,240
93,910	5.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	91,554
1,152,459	NMLT Trust 1.19%, 05/25/2056(1)(4)	989,123
	OBX Trust
754,522	1.05%, 07/25/2061(1)(4)	611,616
730,795	1.07%, 02/25/2066(1)(4)	623,284
963,856	1.96%, 10/25/2061(1)(4)	812,038
1,829,730	2.31%, 11/25/2061(1)(4)	1,625,193
	PRET LLC
482,638	4.74%, 07/25/2051(1)(5)	482,028
2,316,818	5.93%, 10/25/2054(1)(5)	2,315,046
617,374	5.93%, 10/25/2054(1)(5)	618,802
424,182	5.96%, 09/25/2054(1)(5)	422,818
4,102,367	7.52%, 04/27/2054(1)(5)	4,115,928
4,218,790	PRET Trust 4.00%, 07/25/2069(1)(5)	4,105,667
	PRPM LLC
4,170,000	3.75%, 04/25/2055(1)(5)	4,002,878
570,075	5.70%, 11/25/2029(1)(5)	573,624
682,325	5.87%, 04/25/2026(1)(5)	682,323
1,896,786	5.87%, 11/25/2029(1)(5)	1,890,216
5,175,000	6.47%, 05/25/2030(1)(5)	5,189,997
147,687	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	141,032
1,102,059	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	921,301
1,220,966	STAR Trust 1.22%, 05/25/2065(1)(4)	1,140,097
	Starwood Mortgage Residential Trust
154,668	0.94%, 05/25/2065(1)(4)	145,435
862,234	1.13%, 06/25/2056(1)(4)	728,049
1,188,817	1.92%, 11/25/2066(1)(4)	1,050,326
	Towd Point Mortgage Trust
588,187	1.75%, 10/25/2060(1)	534,352
604,207	2.90%, 10/25/2059(1)(4)	578,171
1,925,575	2.92%, 11/30/2060(1)(4)	1,640,353
282,403	3.25%, 03/25/2058(1)(4)	278,199
34,845	3.25%, 07/25/2058(1)(4)	34,358
30,039	3.75%, 05/25/2058(1)(4)	29,416
398,597	TRK Trust 1.15%, 07/25/2056(1)(4)	353,389
	Verus Securitization Trust
79,449	0.82%, 10/25/2063(1)(4)	76,424
312,757	0.92%, 02/25/2064(1)(4)	289,117
1,733,981	0.94%, 07/25/2066(1)(4)	1,446,568
3,905,684	1.01%, 09/25/2066(1)(4)	3,341,457
275,294	1.03%, 02/25/2066(1)(4)	243,790
801,186	1.82%, 11/25/2066(1)(4)	725,681
1,709,536	1.83%, 10/25/2066(1)(5)	1,534,319
1,409,792	2.72%, 01/25/2067(1)(5)	1,307,898
2,387,226	3.80%, 04/25/2067(1)(5)	2,303,890
1,202,802	4.13%, 02/25/2067(1)(5)	1,148,114
251,700	VOLT C LLC 5.99%, 05/25/2051(1)(5)	252,780
642,226	VOLT CII LLC 4.87%, 08/25/2051(1)(5)	643,160
118,532	VOLT XCIII LLC 5.89%, 02/27/2051(1)(5)	118,311
153,326	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	153,093
188,877	VOLT XCIX LLC 6.12%, 04/25/2051(1)(5)	189,814
206,056	VOLT XCV LLC 6.24%, 03/27/2051(1)(5)	206,303
207,254	VOLT XCVII LLC 6.24%, 04/25/2051(1)(5)	208,366
		110,947,005
	Total Asset & Commercial Mortgage-Backed Securities (cost $336,644,465)	$330,281,135
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7%
	Advertising - 0.3%
	Lamar Media Corp.
$ 3,292,000	3.63%, 01/15/2031	$2,975,046
1,830,000	4.00%, 02/15/2030	1,709,862
580,000	4.88%, 01/15/2029	563,137
		5,248,045
	Aerospace & Defense - 0.2%
1,025,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,046,547
	Boeing Co.
427,000	2.95%, 02/01/2030	391,788
325,000	3.20%, 03/01/2029	306,778
105,000	3.75%, 02/01/2050	72,699
315,000	6.39%, 05/01/2031	336,126
175,000	6.53%, 05/01/2034	187,975
	L3Harris Technologies, Inc.
95,000	5.05%, 06/01/2029	96,521
26,000	5.40%, 07/31/2033	26,411
516,000	5.50%, 08/15/2054	487,573
659,000	RTX Corp. 4.13%, 11/16/2028	653,727
		3,606,145
	Agriculture - 0.4%
	BAT Capital Corp.
231,000	2.26%, 03/25/2028	217,294
26,700	3.56%, 08/15/2027	26,207
1,355,000	5.63%, 08/15/2035	1,360,417
300,000	5.83%, 02/20/2031	312,321
660,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	679,192
	Philip Morris International, Inc.
25,000	1.75%, 11/01/2030	21,623
50,000	3.38%, 08/15/2029	47,994
1,460,000	4.38%, 11/01/2027	1,466,595
1,040,000	4.75%, 11/01/2031	1,043,711
182,000	4.88%, 11/15/2043	163,326
305,000	5.13%, 11/17/2027	311,498
1,200,000	5.13%, 02/15/2030	1,230,947
315,000	5.13%, 02/13/2031	323,018
85,000	5.25%, 02/13/2034	85,861
85,000	5.38%, 02/15/2033	87,041
823,000	5.63%, 09/07/2033	853,790
		8,230,835
	Apparel - 0.2%
	Tapestry, Inc.
540,000	5.10%, 03/11/2030	542,125
1,670,000	5.50%, 03/11/2035	1,626,434
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,853,689
		4,022,248
	Auto Manufacturers - 0.1%
	Daimler Truck Finance North America LLC
150,000	3.65%, 04/07/2027(1)	147,403
735,000	5.38%, 01/13/2032(1)	736,055
150,000	5.50%, 09/20/2033(1)	149,248
765,000	Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027(1)	770,026
		1,802,732
	Beverages - 0.1%
	Bacardi Ltd./Bacardi-Martini BV
100,000	5.25%, 01/15/2029(1)	101,286
501,000	5.40%, 06/15/2033(1)	486,540
1,075,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	1,078,800
	Constellation Brands, Inc.
820,000	3.15%, 08/01/2029	772,024
90,000	4.80%, 05/01/2030(6)	90,158
		2,528,808

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Biotechnology - 0.1%
$ 125,000	Amgen, Inc. 4.40%, 05/01/2045	$104,506
1,300,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	1,322,824
107,000	Royalty Pharma PLC 1.20%, 09/02/2025	105,654
		1,532,984
	Chemicals - 0.2%
1,775,000	NOVA Chemicals Corp. 7.00%, 12/01/2031(1)	1,834,605
1,920,000	OCP SA 7.50%, 05/02/2054(7)	1,886,400
		3,721,005
	Commercial Banks - 3.2%
EUR 500,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(7)(8)	591,110
1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(7)(8)	1,282,517
	Bank of America Corp.
$ 222,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 6 mo. USD SOFR + 1.15% thereafter)(8)	220,960
200,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 6 mo. USD SOFR + 0.91% thereafter)(8)	195,127
830,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(8)	719,783
1,200,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(8)	1,035,060
1,130,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	942,817
1,857,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(8)	1,680,934
785,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	709,288
302,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(8)	267,111
809,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(8)	711,229
25,000	4.44%, 01/20/2048, (4.44% fixed rate until 01/20/2047; 3 mo. USD Term SOFR + 2.25% thereafter)(8)	20,916
100,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(8)	101,072
865,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(8)	881,120
150,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(8)	152,147
1,640,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	1,608,567
	Bank of New York Mellon Corp.
300,000	4.60%, 07/26/2030, (4.60% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.76% thereafter)(8)	301,556
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 52,000	4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(8)	$51,659
650,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(8)	664,657
689,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(8)	699,511
128,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	129,381
5,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(8)	5,022
	BNP Paribas SA
955,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(8)	965,750
2,000,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(8)	1,966,466
	BPCE SA
500,000	5.75%, 07/19/2033, (5.75% fixed rate until 07/19/2032; 6 mo. USD SOFR + 2.87% thereafter)(1)(8)	506,081
460,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(8)	474,401
1,400,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(8)	1,427,452
	Citigroup, Inc.
34,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 6 mo. USD SOFR + 1.17% thereafter)(8)	29,710
425,000	2.57%, 06/03/2031, (2.57% fixed rate until 06/03/2030; 6 mo. USD SOFR + 2.11% thereafter)(8)	380,524
50,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.15% thereafter)(8)	45,414
31,000	5.50%, 09/13/2025	31,063
	Citizens Financial Group, Inc.
710,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(8)	711,013
475,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(8)	482,992
155,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(8)	163,899
1,955,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(8)	1,992,207
380,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(8)	375,550
	Goldman Sachs Group, Inc.
100,000	1.95%, 10/21/2027, (1.95% fixed rate until 10/21/2026; 6 mo. USD SOFR + 0.91% thereafter)(8)	96,324

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 416,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(8)	$354,568
625,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(8)	538,362
20,000	2.91%, 07/21/2042, (2.91% fixed rate until 07/21/2041; 6 mo. USD SOFR + 1.47% thereafter)(8)	13,881
301,000	3.80%, 03/15/2030	289,978
1,380,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(8)	1,376,628
465,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	450,568
1,665,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(8)	1,684,833
610,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(8)	621,254
1,220,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(8)	1,264,586
123,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(8)	134,009
	HSBC Holdings PLC
360,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(8)	332,166
440,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(8)	397,747
970,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(8)	977,735
1,295,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(8)	1,314,629
450,000	5.55%, 03/04/2030, (5.55% fixed rate until 03/04/2029; 6 mo. USD SOFR + 1.46% thereafter)(8)	461,285
228,000	6.80%, 06/01/2038	250,142
	JP Morgan Chase & Co.
913,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	796,210
541,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(8)	494,465
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(8)	1,372,948
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(8)	968,825
1,525,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	1,529,310
300,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(8)	299,771
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 717,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(8)	$724,729
310,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(8)	302,771
1,125,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(8)	1,141,267
785,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	799,220
530,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(8)	541,250
75,000	5.26%, 04/22/2027, 3 mo. USD SOFR + 0.89%(2)	75,136
25,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(8)	25,040
639,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(8)	654,790
911,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(8)	918,647
1,950,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(8)	2,020,699
304,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(8)	311,625
450,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(8)	472,996
175,000	6.40%, 05/15/2038	192,076
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(7)(8)	1,208,723
	Morgan Stanley
$ 135,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(8)	131,075
855,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	721,121
75,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	63,951
990,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(8)	904,277
840,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(8)	797,122
335,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(8)	332,476
25,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(8)	22,894
280,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(8)	279,106

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 177,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(8)	$180,200
390,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	397,639
495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	508,156
1,395,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(8)	1,442,886
61,000	7.25%, 04/01/2032	69,608
690,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(7)(8)	705,405
1,485,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(8)	1,511,012
470,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(8)	503,422
	Wells Fargo & Co.
660,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(8)	598,088
1,869,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(8)	1,678,130
200,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(8)	196,387
100,000	4.48%, 04/04/2031, (4.48% fixed rate until 04/04/2030; 3 mo. USD Term SOFR + 4.03% thereafter)(8)	98,617
615,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(8)	604,204
177,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(8)	155,705
855,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	868,262
650,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	663,479
414,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(8)	415,690
160,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(8)	161,231
901,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(8)	926,965
250,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(8)	268,860
		63,139,227
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
260,000	2.45%, 08/12/2031(1)	221,002
625,000	4.00%, 05/01/2028(1)	611,847
500,000	4.25%, 11/01/2029(1)	482,742
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Commercial Services - 0.7% - (continued)
$ 1,135,000	4.38%, 08/15/2027(1)	$1,125,905
	Block, Inc.
2,270,000	3.50%, 06/01/2031	2,026,119
2,928,000	6.50%, 05/15/2032(1)	2,987,380
	Howard University
100,000	2.39%, 10/01/2027	93,525
100,000	2.70%, 10/01/2029	90,632
325,000	2.80%, 10/01/2030	289,662
105,000	2.90%, 10/01/2031	90,549
265,000	3.48%, 10/01/2041	193,834
	Service Corp. International
2,139,000	3.38%, 08/15/2030	1,915,122
341,000	4.63%, 12/15/2027	335,524
2,985,000	5.13%, 06/01/2029	2,950,010
970,000	5.75%, 10/15/2032	957,623
270,000	United Rentals North America, Inc. 3.75%, 01/15/2032	240,755
		14,612,231
	Construction Materials - 0.5%
	Builders FirstSource, Inc.
1,415,000	4.25%, 02/01/2032(1)	1,274,365
2,890,000	5.00%, 03/01/2030(1)	2,772,827
1,120,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	1,133,948
	Standard Industries, Inc.
1,344,000	3.38%, 01/15/2031(1)	1,186,696
3,043,000	4.38%, 07/15/2030(1)	2,837,945
		9,205,781
	Diversified Financial Services - 0.5%
	American Express Co.
1,850,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	1,880,068
1,455,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(8)	1,481,431
1,045,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	1,046,282
	Capital One Financial Corp.
949,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(8)	894,309
235,000	3.75%, 07/28/2026	232,192
510,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(8)	521,315
250,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(8)	246,887
1,738,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	1,935,994
810,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(8)	929,136
		9,167,614
	Electric - 2.4%
380,000	AES Andes SA 6.25%, 03/14/2032(1)	379,926
	Alabama Power Co.
295,000	3.45%, 10/01/2049	206,230
728,000	4.15%, 08/15/2044	596,417
95,000	5.10%, 04/02/2035	95,378
	American Electric Power Co., Inc.
25,000	2.30%, 03/01/2030	22,386
35,000	5.75%, 11/01/2027	36,106

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Electric - 2.4% - (continued)
$ 540,000	6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(8)	$543,202
489,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	454,671
	Consolidated Edison Co. of New York, Inc.
345,000	3.20%, 12/01/2051	223,110
262,000	3.95%, 04/01/2050	200,570
160,000	4.00%, 11/15/2057	114,111
150,000	4.45%, 03/15/2044	127,438
950,000	5.50%, 03/15/2055	903,545
290,000	5.70%, 05/15/2054	284,766
	Dominion Energy, Inc.
440,000	4.90%, 08/01/2041	386,685
670,000	5.00%, 06/15/2030	677,240
	Duke Energy Carolinas LLC
30,000	3.20%, 08/15/2049	19,928
180,000	4.25%, 12/15/2041	152,426
100,000	5.30%, 02/15/2040	98,500
	Duke Energy Corp.
2,634,000	2.55%, 06/15/2031	2,311,957
370,000	3.30%, 06/15/2041	269,152
527,700	3.75%, 09/01/2046	381,217
430,000	5.00%, 08/15/2052	367,608
925,000	Duke Energy Florida LLC 1.75%, 06/15/2030	811,097
	Duke Energy Indiana LLC
230,000	2.75%, 04/01/2050	137,777
1,171,000	3.25%, 10/01/2049	776,442
435,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	413,712
	Duke Energy Progress LLC
441,000	3.70%, 10/15/2046	329,757
575,000	4.00%, 04/01/2052	433,611
1,005,000	5.05%, 03/15/2035	1,001,864
810,000	5.55%, 03/15/2055	782,450
	Edison International
1,196,000	5.25%, 11/15/2028	1,188,207
360,000	5.75%, 06/15/2027	362,285
205,000	6.25%, 03/15/2030	207,755
842,000	6.95%, 11/15/2029	877,164
1,230,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,234,606
121,000	Evergy Metro, Inc. 4.13%, 04/01/2049	92,992
	Eversource Energy
1,545,000	5.13%, 05/15/2033	1,522,789
1,137,000	5.50%, 01/01/2034	1,137,126
	Georgia Power Co.
548,000	4.30%, 03/15/2042	464,208
1,080,000	4.55%, 03/15/2030	1,086,765
240,000	4.95%, 05/17/2033	239,390
580,000	5.20%, 03/15/2035	585,245
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	519,851
310,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	305,529
150,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	154,282
	NextEra Energy Capital Holdings, Inc.
135,000	1.88%, 01/15/2027	129,475
1,330,000	2.25%, 06/01/2030	1,184,119
	Niagara Mohawk Power Corp.
40,000	1.96%, 06/27/2030(1)	34,935
381,000	5.29%, 01/17/2034(1)	378,611
685,000	NSTAR Electric Co. 5.40%, 06/01/2034	698,558
380,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	384,634
	Oncor Electric Delivery Co. LLC
101,000	0.55%, 10/01/2025	99,321
855,000	5.35%, 04/01/2035(1)	865,705
	Pacific Gas & Electric Co.
330,500	2.50%, 02/01/2031	285,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Electric - 2.4% - (continued)
$ 716,000	4.55%, 07/01/2030	$694,534
66,000	5.45%, 06/15/2027	66,847
1,156,000	5.90%, 06/15/2032	1,171,476
731,000	6.10%, 01/15/2029	755,442
196,000	6.40%, 06/15/2033	202,659
1,045,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	1,027,975
	Public Service Enterprise Group, Inc.
885,000	4.90%, 03/15/2030	893,417
255,000	5.45%, 04/01/2034	257,760
590,000	6.13%, 10/15/2033	620,046
	Puget Energy, Inc.
880,000	2.38%, 06/15/2028	825,686
30,000	3.65%, 05/15/2025	29,976
331,000	4.10%, 06/15/2030	315,895
379,000	4.22%, 03/15/2032	350,668
1,805,000	5.73%, 03/15/2035(1)	1,795,371
980,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	989,067
	Southern California Edison Co.
265,000	3.65%, 02/01/2050	175,753
410,000	4.00%, 04/01/2047	293,881
313,000	4.05%, 03/15/2042	238,490
190,000	4.65%, 10/01/2043	152,759
300,000	5.45%, 03/01/2035	291,236
80,000	5.95%, 11/01/2032	81,504
	Southern Co.
1,465,000	3.25%, 07/01/2026	1,445,579
75,000	4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 yr. USD CMT + 3.73% thereafter)(8)	73,900
390,000	4.85%, 03/15/2035	377,936
275,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	279,743
	Virginia Electric & Power Co.
219,000	2.45%, 12/15/2050	120,538
50,000	2.95%, 11/15/2051	30,689
1,165,000	5.00%, 04/01/2033	1,156,555
1,392,000	5.00%, 01/15/2034	1,370,180
415,000	5.05%, 08/15/2034	410,664
1,310,000	5.15%, 03/15/2035	1,293,932
345,000	5.35%, 01/15/2054	316,351
165,000	5.65%, 03/15/2055	158,142
195,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	196,435
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	142,574
563,000	4.60%, 06/01/2032	542,282
730,000	4.75%, 03/21/2028	735,846
440,000	5.60%, 04/15/2035	444,283
		47,904,134
	Engineering & Construction - 0.1%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,173,174
	International Airport Finance SA
1,045,470	12.00%, 03/15/2033(1)	1,116,036
481,826	12.00%, 03/15/2033(7)	514,347
		2,803,557
	Entertainment - 0.6%
	Warnermedia Holdings, Inc.
5,136,000	4.28%, 03/15/2032	4,397,856
3,225,000	5.14%, 03/15/2052	2,204,811
2,500,000	5.39%, 03/15/2062	1,700,642

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Entertainment - 0.6% - (continued)
	WMG Acquisition Corp.
$ 715,000	3.75%, 12/01/2029(1)	$661,101
2,850,000	3.88%, 07/15/2030(1)	2,620,793
		11,585,203
	Environmental Control - 0.5%
	Clean Harbors, Inc.
2,119,000	4.88%, 07/15/2027(1)	2,086,916
3,904,000	6.38%, 02/01/2031(1)	3,976,614
	Republic Services, Inc.
290,000	1.45%, 02/15/2031	244,008
480,000	4.88%, 04/01/2029	488,529
595,000	5.20%, 11/15/2034	605,396
375,000	Veralto Corp. 5.50%, 09/18/2026	380,318
	Waste Management, Inc.
790,000	3.88%, 01/15/2029(1)	777,614
580,000	4.95%, 03/15/2035	577,485
		9,136,880
	Food - 0.5%
968,000	Cencosud SA 5.95%, 05/28/2031(1)	985,010
930,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	943,702
	Mars, Inc.
2,660,000	5.00%, 03/01/2032(1)	2,681,316
400,000	5.20%, 03/01/2035(1)	401,570
880,000	5.65%, 05/01/2045(1)	873,920
400,000	5.70%, 05/01/2055(1)	394,265
2,130,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,874,445
	NBM U.S. Holdings, Inc.
265,000	7.00%, 05/14/2026(7)	265,226
256,000	7.00%, 05/14/2026(1)	256,219
700,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	661,796
155,000	Tyson Foods, Inc. 5.40%, 03/15/2029	159,504
		9,496,973
	Gas - 0.1%
	Brooklyn Union Gas Co.
625,000	3.87%, 03/04/2029(1)	604,493
90,000	4.87%, 08/05/2032(1)	86,756
	KeySpan Gas East Corp.
45,000	5.82%, 04/01/2041(1)	43,252
235,000	5.99%, 03/06/2033(1)	240,323
	NiSource, Inc.
91,000	1.70%, 02/15/2031	76,928
501,000	3.49%, 05/15/2027	492,233
470,000	5.40%, 06/30/2033	473,136
855,000	Southern California Gas Co. 5.60%, 04/01/2054	816,480
		2,833,601
	Hand/Machine Tools - 0.1%
985,000	Regal Rexnord Corp. 6.05%, 04/15/2028	1,010,378
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	784,539
215,000	5.75%, 12/06/2052(1)	208,464
	Avantor Funding, Inc.
1,695,000	3.88%, 11/01/2029(1)	1,564,808
2,450,000	4.63%, 07/15/2028(1)	2,356,172
	Hologic, Inc.
2,792,000	3.25%, 02/15/2029(1)	2,607,290
2,027,000	4.63%, 02/01/2028(1)	1,993,734
915,000	Smith & Nephew PLC 2.03%, 10/14/2030	793,563
1,790,000	Solventum Corp. 5.40%, 03/01/2029	1,825,607
		12,134,177
	Healthcare - Services - 0.7%
	Centene Corp.
3,935,000	2.50%, 03/01/2031	3,336,534
3,230,000	2.63%, 08/01/2031	2,728,237
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 215,000	4.25%, 12/15/2027	$210,099
1,865,000	4.63%, 12/15/2029	1,797,852
75,000	Cigna Group 4.80%, 07/15/2046	64,611
60,000	CommonSpirit Health 3.35%, 10/01/2029	56,803
	Humana, Inc.
50,000	1.35%, 02/03/2027	47,299
35,000	5.38%, 04/15/2031	35,450
1,055,000	5.55%, 05/01/2035	1,046,830
	Icon Investments Six DAC
335,000	5.81%, 05/08/2027	341,686
200,000	5.85%, 05/08/2029	204,819
200,000	Kaiser Foundation Hospitals 3.00%, 06/01/2051	127,467
	UnitedHealth Group, Inc.
1,738,000	2.75%, 05/15/2040	1,237,749
3,000	4.25%, 03/15/2043	2,499
70,000	4.45%, 12/15/2048	57,579
223,000	4.95%, 05/15/2062	188,523
980,000	5.38%, 04/15/2054	909,099
10,000	5.50%, 04/15/2064	9,257
365,000	5.75%, 07/15/2064	352,123
430,000	5.88%, 02/15/2053	427,768
100,000	Universal Health Services, Inc. 2.65%, 10/15/2030	87,690
		13,269,974
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,357,000	5.13%, 08/01/2030(1)	1,314,782
2,308,000	5.75%, 01/15/2028(1)	2,309,042
		3,623,824
	Insurance - 0.4%
	Athene Global Funding
1,230,000	2.65%, 10/04/2031(1)	1,058,635
70,000	2.72%, 01/07/2029(1)	64,848
1,930,000	4.72%, 10/08/2029(1)	1,913,546
75,000	5.58%, 01/09/2029(1)	76,753
1,235,000	CNO Global Funding 4.88%, 12/10/2027(1)	1,244,961
	Corebridge Global Funding
960,000	4.90%, 12/03/2029(1)	966,857
625,000	5.20%, 06/24/2029(1)	635,728
	Equitable Financial Life Global Funding
100,000	1.40%, 07/07/2025(1)	99,382
323,000	1.80%, 03/08/2028(1)	300,123
630,000	5.00%, 03/27/2030(1)	637,506
1,060,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,054,589
	Marsh & McLennan Cos., Inc.
175,000	4.38%, 03/15/2029	175,381
510,000	4.75%, 03/15/2039	480,138
		8,708,447
	Internet - 0.3%
595,000	Alphabet, Inc. 5.30%, 05/15/2065(6)	587,845
	Gen Digital, Inc.
3,545,000	6.25%, 04/01/2033(1)	3,535,437
1,420,000	6.75%, 09/30/2027(1)	1,443,280
		5,566,562
	Investment Company Security - 0.2%
1,250,000	Ares Capital Corp. 5.80%, 03/08/2032	1,221,159
1,465,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	1,452,789
1,360,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	1,364,962
		4,038,910
	IT Services - 0.4%
1,120,000	Dell International LLC/EMC Corp. 5.30%, 04/01/2032	1,122,580

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	IT Services - 0.4% - (continued)
$ 1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	$1,942,782
4,022,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	4,080,335
1,430,000	International Business Machines Corp. 4.80%, 02/10/2030	1,447,597
		8,593,294
	Lodging - 0.0%
290,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(6)	291,632
	Machinery - Construction & Mining - 0.1%
1,735,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	1,766,805
	Machinery-Diversified - 0.1%
1,363,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,245,024
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
310,000	2.25%, 01/15/2029	281,274
475,000	2.30%, 02/01/2032	386,105
199,000	3.50%, 03/01/2042	133,518
300,000	4.40%, 04/01/2033	272,176
674,000	5.05%, 03/30/2029	673,173
144,000	5.13%, 07/01/2049	112,176
615,000	5.38%, 05/01/2047	498,970
344,000	5.75%, 04/01/2048	293,675
202,000	6.48%, 10/23/2045	188,152
545,000	6.55%, 06/01/2034	562,040
	Comcast Corp.
1,349,000	2.89%, 11/01/2051	811,432
686,000	3.20%, 07/15/2036	568,180
583,000	3.75%, 04/01/2040	478,093
97,000	4.65%, 02/15/2033	95,286
	Cox Communications, Inc.
535,000	2.60%, 06/15/2031(1)	466,516
1,055,000	5.45%, 09/01/2034(1)	1,036,731
75,000	5.80%, 12/15/2053(1)	67,061
640,000	5.95%, 09/01/2054(1)	583,966
	Discovery Communications LLC
960,000	3.63%, 05/15/2030	851,354
75,600	3.95%, 03/20/2028	72,308
1,068,000	6.35%, 06/01/2040	941,466
	Paramount Global
149,000	4.90%, 08/15/2044	112,160
675,000	5.25%, 04/01/2044	515,321
375,000	5.85%, 09/01/2043	317,886
920,000	6.88%, 04/30/2036	923,759
1,516,000	Sirius XM Radio LLC 4.00%, 07/15/2028(1)	1,426,142
160,000	Time Warner Cable LLC 5.88%, 11/15/2040	145,799
		12,814,719
	Mining - 0.3%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	200,218
	Glencore Funding LLC
100,000	2.50%, 09/01/2030(1)	88,588
167,000	2.63%, 09/23/2031(1)	145,086
890,000	4.00%, 03/27/2027(1)	880,184
50,000	4.88%, 03/12/2029(7)	50,185
1,080,000	5.37%, 04/04/2029(1)	1,101,082
175,000	5.40%, 05/08/2028(1)	178,718
430,000	5.63%, 04/04/2034(1)	430,033
100,000	5.67%, 04/01/2035(1)	99,754
811,000	6.38%, 10/06/2030(1)	863,871
761,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	817,084
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Mining - 0.3% - (continued)
	Rio Tinto Finance USA PLC
$ 625,000	5.00%, 03/14/2032	$629,217
935,000	5.88%, 03/14/2065	923,444
		6,407,464
	Oil & Gas - 1.6%
	Aker BP ASA
233,000	4.00%, 01/15/2031(1)	217,230
790,000	5.13%, 10/01/2034(1)	738,028
1,565,000	5.80%, 10/01/2054(1)	1,369,590
	APA Corp.
490,000	6.10%, 02/15/2035(1)	458,415
1,530,000	6.75%, 02/15/2055(1)	1,339,015
1,105,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,065,220
	BP Capital Markets America, Inc.
362,000	2.94%, 06/04/2051	222,163
500,000	3.06%, 06/17/2041	360,090
267,000	3.80%, 09/21/2025	266,238
254,000	4.99%, 04/10/2034	249,780
	ConocoPhillips Co.
169,000	3.80%, 03/15/2052	120,297
384,000	4.03%, 03/15/2062	267,783
35,000	4.70%, 01/15/2030	35,309
555,000	5.30%, 05/15/2053	501,726
92,000	5.55%, 03/15/2054	85,983
475,000	5.65%, 01/15/2065	439,343
1,062,000	5.70%, 09/15/2063	992,797
	Coterra Energy, Inc.
1,067,000	5.40%, 02/15/2035	1,031,060
218,000	5.60%, 03/15/2034	214,641
	Diamondback Energy, Inc.
25,000	4.40%, 03/24/2051	18,592
770,000	5.55%, 04/01/2035	756,802
365,000	5.75%, 04/18/2054	326,147
400,000	5.90%, 04/18/2064	354,683
303,000	6.25%, 03/15/2053	286,524
	Ecopetrol SA
2,100,000	4.63%, 11/02/2031	1,713,843
1,455,000	7.75%, 02/01/2032	1,387,274
3,025,000	8.38%, 01/19/2036	2,831,665
	Energean Israel Finance Ltd.
885,000	5.88%, 03/30/2031(7)	800,288
600,000	8.50%, 09/30/2033(7)	600,840
995,000	Eni SpA 5.50%, 05/15/2034(1)	986,132
650,000	EOG Resources, Inc. 5.65%, 12/01/2054	616,384
635,000	EQT Corp. 4.50%, 01/15/2029(1)	615,947
	Equinor ASA
190,000	1.75%, 01/22/2026	186,487
512,000	3.25%, 11/18/2049	343,428
	Hess Corp.
1,676,000	7.13%, 03/15/2033	1,882,246
435,000	7.30%, 08/15/2031	489,089
	Leviathan Bond Ltd.
272,000	6.13%, 06/30/2025(7)	271,538
1,225,000	6.50%, 06/30/2027(7)	1,204,310
515,000	Matador Resources Co. 6.50%, 04/15/2032(1)	496,057
360,000	Ovintiv, Inc. 6.25%, 07/15/2033	354,811
1,500,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	1,475,837
	Phillips 66 Co.
595,000	4.95%, 03/15/2035	560,833
25,000	5.30%, 06/30/2033	24,743
1,115,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	1,026,514
174,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	116,728
	Shell International Finance BV
133,000	2.88%, 11/26/2041	93,929
817,000	3.00%, 11/26/2051	515,682

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Oil & Gas - 1.6% - (continued)
	TotalEnergies Capital SA
$ 790,000	5.43%, 09/10/2064	$719,575
115,000	5.49%, 04/05/2054	108,639
1,490,000	5.64%, 04/05/2064	1,402,072
		32,542,347
	Packaging & Containers - 0.2%
3,910,000	Ball Corp. 6.00%, 06/15/2029	3,989,752
	Pharmaceuticals - 0.3%
555,000	AbbVie, Inc. 4.95%, 03/15/2031	567,932
2,300,000	Cardinal Health, Inc. 5.00%, 11/15/2029	2,338,275
1,595,000	Cencora, Inc. 4.85%, 12/15/2029	1,613,252
	CVS Health Corp.
249,000	1.88%, 02/28/2031	210,082
586,000	2.13%, 09/15/2031	493,232
565,000	3.25%, 08/15/2029	532,360
260,000	3.75%, 04/01/2030	247,355
75,000	5.70%, 06/01/2034	76,165
25,000	5.88%, 06/01/2053	23,434
	Eli Lilly & Co.
50,000	4.88%, 02/27/2053	45,336
550,000	5.50%, 02/12/2055	551,435
		6,698,858
	Pipelines - 0.8%
	Columbia Pipelines Holding Co. LLC
300,000	5.10%, 10/01/2031(1)	296,110
465,000	5.68%, 01/15/2034(1)	460,300
2,174,000	6.04%, 08/15/2028(1)	2,241,671
	Columbia Pipelines Operating Co. LLC
205,000	5.93%, 08/15/2030(1)	214,387
48,000	6.04%, 11/15/2033(1)	49,597
	Enbridge, Inc.
920,000	3.13%, 11/15/2029	860,780
235,000	5.63%, 04/05/2034	237,735
	Energy Transfer LP
235,000	5.15%, 02/01/2043	200,621
300,000	5.25%, 07/01/2029	304,027
50,000	5.35%, 05/15/2045	43,333
1,270,000	5.70%, 04/01/2035	1,257,078
890,000	6.40%, 12/01/2030	946,392
99,000	7.38%, 02/01/2031(1)	103,616
	Enterprise Products Operating LLC
335,000	3.30%, 02/15/2053	217,208
20,000	4.85%, 08/15/2042	17,830
20,000	5.95%, 02/01/2041	20,176
1,157,316	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,019,031
	Hess Midstream Operations LP
425,000	4.25%, 02/15/2030(1)	398,945
1,105,000	6.50%, 06/01/2029(1)	1,122,204
	ONEOK, Inc.
473,000	3.10%, 03/15/2030	436,470
470,000	4.40%, 10/15/2029	462,695
340,000	4.75%, 10/15/2031	331,672
39,000	4.85%, 02/01/2049	30,824
632,000	5.05%, 11/01/2034	599,291
100,000	5.15%, 10/15/2043	86,576
820,000	5.85%, 11/01/2064	731,218
185,000	6.05%, 09/01/2033	189,798
10,000	6.10%, 11/15/2032	10,385
75,000	6.63%, 09/01/2053	74,662
90,000	7.15%, 01/15/2051	94,386
925,000	Targa Resources Corp. 5.55%, 08/15/2035	906,288
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,125,000	4.00%, 01/15/2032	1,030,475
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Pipelines - 0.8% - (continued)
$ 100,000	4.88%, 02/01/2031	$97,256
125,000	6.88%, 01/15/2029	127,604
76,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	75,245
	Whistler Pipeline LLC
100,000	5.40%, 09/30/2029(1)	100,756
865,000	5.70%, 09/30/2031(1)	877,910
260,000	5.95%, 09/30/2034(1)	262,103
		16,536,655
	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
380,000	1.45%, 09/15/2026	364,412
14,000	4.05%, 03/15/2032	13,276
282,000	5.65%, 03/15/2033	291,358
1,150,000	Cousins Properties LP 5.38%, 02/15/2032	1,139,704
	Crown Castle, Inc.
275,000	2.50%, 07/15/2031	236,964
635,000	4.80%, 09/01/2028	636,920
3,075,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	3,069,375
		5,752,009
	Retail - 0.3%
	AutoZone, Inc.
161,000	4.75%, 08/01/2032	158,466
360,000	4.75%, 02/01/2033	351,906
400,000	5.40%, 07/15/2034	404,197
207,000	6.55%, 11/01/2033	224,829
	FirstCash, Inc.
3,099,000	4.63%, 09/01/2028(1)	3,004,888
1,160,000	5.63%, 01/01/2030(1)	1,140,520
220,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	215,659
		5,500,465
	Semiconductors - 0.4%
	Broadcom, Inc.
1,565,000	4.15%, 02/15/2028	1,559,125
50,000	4.30%, 11/15/2032	47,787
290,000	5.05%, 07/12/2029	295,678
295,000	Foundry JV Holdco LLC 5.90%, 01/25/2033(1)	300,866
	Intel Corp.
250,000	2.80%, 08/12/2041	161,770
794,000	3.05%, 08/12/2051	455,942
472,000	3.25%, 11/15/2049	288,317
2,185,000	3.73%, 12/08/2047	1,490,047
75,000	4.00%, 12/15/2032	68,254
265,000	4.75%, 03/25/2050	207,897
773,000	Marvell Technology, Inc. 2.45%, 04/15/2028	728,171
780,000	Microchip Technology, Inc. 5.05%, 02/15/2030	776,443
720,000	Micron Technology, Inc. 5.65%, 11/01/2032	729,298
1,183,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,034,214
365,000	QUALCOMM, Inc. 4.80%, 05/20/2045	327,205
		8,471,014
	Software - 0.9%
3,332,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,195,318
1,004,000	MSCI, Inc. 3.63%, 11/01/2031(1)	904,188
	Open Text Corp.
4,204,000	3.88%, 12/01/2029(1)	3,873,559
1,935,000	6.90%, 12/01/2027(1)	1,990,195
802,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	717,235
	Oracle Corp.
875,000	2.88%, 03/25/2031	787,265
120,000	2.95%, 04/01/2030	110,927
476,000	3.60%, 04/01/2040	371,012
591,000	3.60%, 04/01/2050	401,992
424,000	3.85%, 04/01/2060	283,728
150,000	3.95%, 03/25/2051	108,310
50,000	4.00%, 07/15/2046	37,535

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.7% - (continued)
	Software - 0.9% - (continued)
$ 8,000	4.13%, 05/15/2045	$6,209
185,000	5.25%, 02/03/2032	187,558
755,000	5.50%, 09/27/2064	669,932
3,626,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,608,121
		17,253,084
	Telecommunications - 0.2%
	AT&T, Inc.
150,000	2.55%, 12/01/2033	123,785
175,000	3.50%, 06/01/2041	134,368
175,000	3.88%, 01/15/2026	174,192
45,000	6.30%, 01/15/2038	48,338
	Cisco Systems, Inc.
400,000	4.75%, 02/24/2030	409,513
890,000	4.95%, 02/26/2031	915,686
170,000	5.35%, 02/26/2064	161,138
50,000	5.50%, 01/15/2040	51,086
	T-Mobile USA, Inc.
586,000	2.05%, 02/15/2028	551,044
360,000	2.55%, 02/15/2031	319,444
38,000	3.30%, 02/15/2051	24,958
532,000	3.88%, 04/15/2030	513,331
290,000	4.70%, 01/15/2035	278,171
495,000	5.13%, 05/15/2032	500,479
60,000	5.75%, 01/15/2034	62,379
75,000	5.75%, 01/15/2054	72,400
260,000	5.80%, 09/15/2062	250,584
		4,590,896
	Trucking & Leasing - 0.0%
788,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	786,379
	Total Corporate Bonds (cost $395,660,214)	$392,170,672
FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
	Bermuda - 0.1%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	$394,839
1,305,000	5.00%, 07/15/2032(1)	1,283,060
		1,677,899
	Brazil - 0.2%
BRL 25,006,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,779,144
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(7)	565,382
1,195,000	4.88%, 05/13/2036(7)	1,475,837
		2,041,219
	Chile - 0.0%
1,460,000	Chile Government International Bonds 1.25%, 01/22/2051	904,462
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,450,000	5.00%, 06/15/2045	1,591,956
885,000	5.20%, 05/15/2049	571,279
200,000	5.63%, 02/26/2044	142,559
480,000	7.75%, 11/07/2036	457,228
910,000	8.38%, 11/07/2054	832,308
		3,595,330
	Costa Rica - 0.1%
1,450,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,481,900
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.3% - (continued)
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(7)	$2,886,162
$ 1,125,000	6.13%, 05/22/2028(1)	1,157,247
		4,043,409
	Indonesia - 0.1%
EUR 2,600,000	Indonesia Government International Bonds 1.10%, 03/12/2033	2,412,467
	Israel - 0.0%
$ 805,000	Israel Government International Bonds 5.38%, 02/19/2030	812,462
	Ivory Coast - 0.1%
EUR 1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,266,859
	Mexico - 0.4%
	Mexico Government International Bonds
$ 850,000	3.50%, 02/12/2034	694,423
365,000	4.40%, 02/12/2052	245,232
2,385,000	6.00%, 05/07/2036	2,271,636
1,185,000	6.34%, 05/04/2053	1,039,634
575,000	6.35%, 02/09/2035	570,841
465,000	6.40%, 05/07/2054	411,278
765,000	6.88%, 05/13/2037	772,406
1,960,000	7.38%, 05/13/2055	1,940,165
		7,945,615
	North Macedonia - 0.1%
	North Macedonia Government International Bonds
EUR 985,000	3.68%, 06/03/2026(1)	1,112,730
835,000	3.68%, 06/03/2026(7)	943,278
		2,056,008
	Panama - 0.0%
	Panama Government International Bonds
$ 825,000	4.50%, 04/16/2050	528,726
95,000	6.70%, 01/26/2036	91,521
330,000	6.85%, 03/28/2054	284,176
		904,423
	Peru - 0.1%
	Peru Government International Bonds
395,000	3.00%, 01/15/2034	328,581
930,000	5.38%, 02/08/2035	915,642
865,000	5.88%, 08/08/2054	819,155
		2,063,378
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,316,925
900,000	1.75%, 04/28/2041	722,546
		2,039,471
	Poland - 0.0%
$ 405,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	407,647
	Romania - 0.4%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	855,840
890,000	2.63%, 12/02/2040(7)	602,132
5,520,000	2.75%, 04/14/2041(7)	3,740,192
1,205,000	2.88%, 04/13/2042(7)	819,205
$ 334,000	5.75%, 03/24/2035(1)	295,998
396,000	5.88%, 01/30/2029(1)	392,311
490,000	7.50%, 02/10/2037(1)	487,599
		7,193,277

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.3% - (continued)
	Uruguay - 0.1%
$ 985,000	Uruguay Government International Bonds 4.38%, 01/23/2031	$973,328
	Total Foreign Government Obligations (cost $51,381,905)	$45,598,298
MUNICIPAL BONDS - 0.5%
	Build America Bonds - 0.0%
335,000	State of California, CA, GO 7.30%, 10/01/2039	$388,253
65,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	65,230
		453,483
	Development - 0.1%
1,290,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	1,259,760
	General - 0.2%
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,585,043
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,631,277
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	1,422,045
		4,638,365
	School District - 0.1%
	Chicago Board of Education, IL, GO
220,000	6.14%, 12/01/2039	205,853
885,000	6.32%, 11/01/2029	893,404
		1,099,257
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	601,796
140,000	5.18%, 11/15/2049	122,524
		724,320
	Utility - Electric - 0.0%
411,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	447,006
	Total Municipal Bonds (cost $8,938,702)	$8,622,191
U.S. GOVERNMENT AGENCIES - 35.8%
	Mortgage-Backed Agencies - 35.8%
	Federal Home Loan Mortgage Corp. - 11.7%
12,799,791	0.33%, 10/25/2034(3)(4)	$213,232
8,768,758	0.47%, 05/25/2034(3)(4)	219,294
4,565,080	0.57%, 12/25/2033(3)(4)	134,367
3,090,661	0.64%, 01/25/2034(3)(4)	91,496
1,372,256	0.73%, 10/25/2026(3)(4)	10,502
6,536,439	0.81%, 12/25/2030(3)(4)	217,092
3,118,412	0.87%, 06/25/2027(3)(4)	38,829
1,453,799	0.96%, 11/25/2030(3)(4)	56,865
558,231	1.00%, 10/25/2040	453,352
935,746	1.00%, 02/25/2051	809,105
2,548,856	1.11%, 10/25/2030(3)(4)	111,880
4,243,811	1.21%, 06/25/2030(3)(4)	202,050
3,336,063	1.23%, 01/25/2030(3)(4)	144,228
4,478,383	1.50%, 05/15/2037(3)	246,000
2,532,897	1.50%, 09/25/2047	2,124,710
3,291,762	1.53%, 05/25/2030(3)(4)	195,040
2,057,018	1.68%, 05/25/2030(3)(4)	133,238
205,069	1.75%, 10/15/2042	179,063
932,860	2.00%, 05/01/2036	854,498
308,113	2.00%, 06/01/2036	281,885
26,106	2.00%, 12/01/2036	23,735
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Federal Home Loan Mortgage Corp. - 11.7% - (continued)
$ 46,831	2.00%, 03/01/2037	$42,574
159,950	2.00%, 12/01/2040	138,148
956,084	2.00%, 05/01/2041	822,678
3,081,892	2.00%, 06/01/2041	2,651,861
1,066,328	2.00%, 12/01/2041	912,828
4,764,008	2.00%, 02/15/2042(3)	458,458
651,416	2.00%, 10/01/2050	521,780
760,744	2.00%, 02/01/2051	611,277
4,004,160	2.00%, 03/01/2051	3,194,179
1,362,779	2.00%, 04/01/2051	1,088,593
730,839	2.00%, 05/01/2051	589,570
721,872	2.00%, 07/01/2051	573,757
317,071	2.00%, 08/01/2051	253,784
319,070	2.00%, 11/01/2051	256,293
1,174,346	2.00%, 01/01/2052	944,375
1,263,358	2.00%, 04/01/2052	1,016,626
2,063,966	2.00%, 06/15/2052(3)	266,111
2,391,899	2.50%, 04/25/2036(3)	218,925
286,000	2.50%, 10/25/2041	234,706
463,472	2.50%, 05/01/2050	391,699
555,944	2.50%, 06/01/2050	469,914
1,483,707	2.50%, 06/25/2050(3)	212,046
3,283,086	2.50%, 07/01/2050	2,771,199
889,672	2.50%, 08/01/2050	749,466
1,349,769	2.50%, 09/01/2050	1,138,426
1,039,869	2.50%, 10/01/2050	883,921
972,168	2.50%, 11/01/2050	817,454
296,225	2.50%, 02/01/2051	251,326
751,278	2.50%, 03/01/2051	627,951
338,229	2.50%, 05/01/2051	284,446
216,249	2.50%, 07/01/2051	181,821
298,248	2.50%, 08/01/2051	249,696
513,762	2.50%, 10/01/2051	431,508
2,422,739	2.50%, 11/01/2051	2,048,390
1,411,395	2.50%, 03/15/2052(3)	227,868
879,601	2.50%, 03/25/2052	785,650
2,081,428	2.50%, 04/01/2052	1,740,396
2,890,568	2.50%, 08/25/2052(3)	465,292
896,835	3.00%, 10/01/2032	873,130
2,995	3.00%, 05/15/2041	2,880
81,253	3.00%, 07/01/2047	72,201
290,875	3.00%, 12/15/2047	227,605
113,117	3.00%, 01/01/2048	100,098
2,678,501	3.00%, 12/25/2049(3)	461,689
922,100	3.00%, 07/01/2050	812,168
679,012	3.00%, 08/01/2050	596,204
487,372	3.00%, 08/01/2051	424,554
2,418,443	3.00%, 08/25/2051(3)	394,865
1,918,115	3.00%, 09/25/2051(3)	731,580
996,816	3.00%, 10/01/2051	873,989
378,832	3.00%, 01/01/2052	333,102
1,926,436	3.00%, 05/01/2052	1,676,789
114,354	3.00%, 07/01/2052	99,312
2,805,260	3.00%, 08/01/2052	2,435,225
914,902	3.50%, 01/15/2033(3)	77,690
303,079	3.50%, 05/15/2034(3)	21,425
574,474	3.50%, 10/15/2042	534,642
261,333	3.50%, 10/15/2045	242,231
589,403	3.50%, 12/01/2046	542,608
538,901	3.50%, 12/15/2046	499,212
355,711	3.50%, 01/01/2047	331,067
232,992	3.50%, 03/15/2047	215,756
107,702	3.50%, 06/01/2047	99,117
133,696	3.50%, 12/01/2047	122,543
141,744	3.50%, 01/01/2048	130,084
205,053	3.50%, 12/01/2048	187,772

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Federal Home Loan Mortgage Corp. - 11.7% - (continued)
$ 788,515	3.50%, 04/01/2050	$722,965
275,927	4.00%, 05/01/2038	272,835
347,630	4.00%, 05/25/2040(3)	53,094
616,104	4.00%, 09/15/2041	601,300
8,070	4.00%, 01/01/2042	7,792
144,087	4.00%, 03/01/2042	139,258
3,745	4.00%, 04/01/2042	3,617
6,099	4.00%, 06/01/2042	5,887
1,555,417	4.00%, 03/25/2045(3)	282,427
89,381	4.00%, 04/01/2047	85,800
172,503	4.00%, 11/01/2047	163,573
353,014	4.00%, 12/01/2047	340,796
1,183,279	4.00%, 04/01/2049	1,113,701
320,769	4.00%, 05/01/2049	305,264
973,139	4.00%, 07/01/2049	926,638
1,373,674	4.00%, 09/25/2050(3)	281,848
957,386	4.50%, 07/01/2052	917,237
72,753	5.00%, 09/01/2035	73,533
277,968	5.00%, 09/15/2036(3)	41,194
857,212	5.00%, 03/15/2045(3)	178,010
157,051	5.00%, 02/15/2048(3)	31,520
38,061	5.00%, 09/01/2048	38,032
24,936	5.00%, 02/01/2049	24,893
6,186,804	5.00%, 09/01/2052	6,077,781
685,984	5.00%, 10/01/2052	673,225
87,335	5.00%, 11/01/2052	86,014
27,193	5.00%, 01/01/2053	26,707
2,406,421	5.00%, 04/01/2053	2,362,840
4,065,516	5.00%, 11/01/2054	3,981,107
6,131	5.50%, 02/01/2029	6,202
2,426,249	5.50%, 12/01/2037	2,467,301
10,740	5.50%, 12/01/2038	10,903
344,579	5.50%, 05/15/2040(3)	63,753
309,996	5.50%, 06/15/2046(3)	55,156
295,742	5.50%, 10/15/2046(3)	55,423
267,442	5.50%, 02/01/2049	272,256
31,171	5.50%, 03/01/2049	31,616
1,094,721	5.50%, 02/01/2053	1,097,588
2,136,253	5.50%, 04/01/2053	2,139,258
18,942,441	5.50%, 04/01/2054	18,909,155
11,803,314	5.50%, 05/01/2054	11,782,573
11,760,856	5.50%, 07/01/2054	11,740,190
24,237,969	5.50%, 08/01/2054	24,195,379
35,529,544	5.50%, 09/01/2054	35,467,114
1,005,362	6.00%, 11/01/2052	1,023,840
691,969	6.00%, 12/01/2052	706,540
319,849	6.00%, 03/01/2053	328,118
6,358,077	6.00%, 09/01/2053	6,456,977
711,043	6.00%, 11/01/2053	722,621
1,772,784	6.00%, 12/01/2053	1,800,224
382,551	6.00%, 01/01/2054	388,502
1,858,307	6.00%, 02/01/2054	1,886,982
722,325	6.00%, 03/01/2054	735,325
756,997	6.00%, 04/01/2054	774,991
2,600,670	6.00%, 05/01/2054	2,640,528
5,753,437	6.00%, 06/01/2054	5,850,739
3,735,037	6.00%, 08/01/2054	3,797,742
367,878	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	370,978
653,000	6.45%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(2)	654,632
892,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	915,526
1,545,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,571,559
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Federal Home Loan Mortgage Corp. - 11.7% - (continued)
$ 1,310,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	$1,357,487
2,545,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,638,847
5,285,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	5,415,658
2,460,000	7.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,580,861
380,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	396,371
2,925,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	3,005,437
3,460,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,621,996
1,305,000	8.10%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	1,353,381
970,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,020,791
1,593,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,684,977
2,280,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,415,907
		233,615,283
	Federal National Mortgage Association - 10.5%
119,013	0.00%, 06/25/2041(9)(10)	90,965
2,260,641	0.38%, 01/25/2030(3)(4)	19,491
5,829,381	1.25%, 06/25/2034(3)(4)	320,972
2,867,300	1.50%, 11/25/2035(3)	141,133
200,774	1.50%, 07/01/2051	151,359
3,500,586	1.50%, 09/01/2051	2,642,804
3,420,655	1.58%, 05/25/2029(3)(4)	136,769
670,452	2.00%, 03/01/2036	613,659
964,240	2.00%, 05/01/2036	882,727
1,113,890	2.00%, 06/01/2036	1,019,534
1,036,105	2.00%, 08/01/2036	948,398
570,884	2.00%, 09/01/2036	524,022
357,668	2.00%, 12/01/2036	328,302
134,884	2.00%, 02/01/2037	123,538
552,548	2.00%, 09/01/2040	487,976
2,064,955	2.00%, 12/01/2040	1,786,903
557,484	2.00%, 04/01/2041	479,931
193,999	2.00%, 05/01/2041	167,013
1,718	2.00%, 09/25/2041	1,626
778,728	2.00%, 10/01/2041	667,639
3,197	2.00%, 12/25/2041	3,000
508,393	2.00%, 02/01/2042	438,300
222,919	2.00%, 03/25/2044	212,148
238,250	2.00%, 05/25/2044	223,225
526,695	2.00%, 08/25/2050	363,116
1,949,816	2.00%, 10/01/2050	1,567,949
5,373,896	2.00%, 10/25/2050(3)	675,250
1,596,638	2.00%, 12/01/2050	1,282,792
3,506,673	2.00%, 02/01/2051	2,807,680
5,512,855	2.00%, 03/01/2051	4,398,099
7,240,149	2.00%, 04/01/2051	5,755,913
1,072,140	2.00%, 05/01/2051	853,432
578,783	2.00%, 06/01/2051	460,755
2,542,073	2.00%, 07/01/2051	2,034,467
1,368,349	2.00%, 08/01/2051	1,105,444
1,322,071	2.00%, 09/01/2051	1,058,871
1,988,273	2.00%, 03/25/2052(3)	264,936
8,277,238	2.00%, 04/01/2052	6,616,838
412,619	2.25%, 04/01/2033	356,516
1,001,760	2.50%, 06/25/2045	842,747
6,301	2.50%, 03/25/2046	5,870

65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Federal National Mortgage Association - 10.5% - (continued)
$ 579,772	2.50%, 04/01/2050	$488,435
556,098	2.50%, 06/01/2050	468,667
4,162,306	2.50%, 07/01/2050	3,513,720
880,195	2.50%, 09/01/2050	739,092
1,416,814	2.50%, 10/01/2050	1,197,789
1,536,727	2.50%, 12/01/2050	1,292,166
352,046	2.50%, 01/01/2051	296,884
2,348,466	2.50%, 02/01/2051	1,965,889
1,507,425	2.50%, 02/25/2051(3)	245,789
2,230,395	2.50%, 04/25/2051(3)	351,064
7,580,881	2.50%, 05/01/2051	6,378,760
1,353,620	2.50%, 06/01/2051	1,132,233
723,271	2.50%, 07/01/2051	608,266
324,326	2.50%, 08/01/2051	274,562
466,226	2.50%, 09/01/2051	390,450
7,061,621	2.50%, 10/01/2051	5,930,527
6,828,419	2.50%, 11/01/2051	5,765,663
2,107,304	2.50%, 12/01/2051	1,773,865
812,869	2.50%, 01/01/2052	683,815
1,173,526	2.50%, 03/01/2052	980,101
467,618	2.50%, 04/01/2052	391,272
1,988,340	2.50%, 06/25/2052(3)	315,238
2,338,722	2.50%, 09/25/2052(3)	369,960
1,130,782	2.50%, 01/01/2057	940,672
370,136	3.00%, 04/25/2033(3)	22,843
136,830	3.00%, 08/01/2033	133,302
969,381	3.00%, 06/01/2038	932,040
400,826	3.00%, 11/25/2042	363,156
2,797	3.00%, 02/25/2043	2,740
973,682	3.00%, 06/01/2043	884,099
1,080,215	3.00%, 11/01/2044	982,168
1,045,343	3.00%, 01/25/2045	953,494
57,787	3.00%, 01/25/2046	53,944
785,950	3.00%, 02/25/2047	731,393
282,758	3.00%, 08/25/2049	257,217
103,582	3.00%, 12/01/2049	91,102
354,439	3.00%, 02/01/2050	313,022
1,481,857	3.00%, 07/01/2050	1,310,160
1,363,744	3.00%, 08/01/2050	1,194,013
562,265	3.00%, 10/01/2050	490,879
2,277,806	3.00%, 12/01/2050	2,000,227
691,593	3.00%, 05/01/2051	612,950
168,092	3.00%, 06/01/2051	147,300
1,446,927	3.00%, 07/01/2051	1,267,016
333,261	3.00%, 08/01/2051	293,022
1,128,584	3.00%, 09/01/2051	993,271
1,977,139	3.00%, 10/01/2051	1,731,072
1,874,588	3.00%, 11/01/2051	1,639,962
1,030,929	3.00%, 12/01/2051	902,635
485,367	3.00%, 01/01/2052	423,749
1,573,979	3.00%, 01/25/2052(3)	231,621
593,643	3.00%, 04/01/2052	519,575
735,287	3.00%, 05/01/2052	643,507
23,343	3.00%, 06/01/2052	20,265
549,961	3.00%, 09/01/2052	478,327
954,871	3.50%, 07/25/2033(3)	69,794
405,930	3.50%, 08/25/2033(3)	34,756
185,284	3.50%, 04/25/2034(3)	6,691
809,887	3.50%, 05/01/2037	785,234
461,716	3.50%, 11/25/2039(3)	40,468
411,173	3.50%, 10/01/2041	385,023
2,958	3.50%, 05/25/2042	2,855
1,281,626	3.50%, 08/01/2043	1,192,134
44,279	3.50%, 07/25/2044	43,864
180,133	3.50%, 12/01/2045	166,385
177,921	3.50%, 01/01/2046	164,429
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Federal National Mortgage Association - 10.5% - (continued)
$ 129,475	3.50%, 03/01/2046	$119,842
657,584	3.50%, 12/01/2046	615,812
223,666	3.50%, 05/01/2047	206,446
1,763,765	3.50%, 09/01/2047	1,618,177
1,690,982	3.50%, 12/01/2047	1,550,362
205,719	3.50%, 01/01/2048	188,287
2,189,983	3.50%, 02/01/2048	2,024,514
71,828	3.50%, 06/01/2048	65,690
349,528	3.50%, 07/01/2048	322,400
75,033	3.50%, 11/01/2048	68,790
1,142,845	3.50%, 03/25/2049	1,061,256
475,124	3.50%, 04/25/2049	458,270
566,659	3.50%, 06/01/2049	524,666
359,246	3.50%, 09/01/2050	329,781
771,659	3.50%, 11/01/2051	698,792
1,147,127	3.50%, 04/01/2052	1,046,724
639,033	3.50%, 05/01/2056	575,424
523,364	3.50%, 11/25/2057	505,505
946,082	3.50%, 05/01/2058	851,873
910,533	3.50%, 12/25/2058	821,966
508,736	4.00%, 08/01/2038	505,863
1,992	4.00%, 11/01/2040	1,924
24,725	4.00%, 02/01/2041	23,902
313,580	4.00%, 06/01/2041	303,271
3,923	4.00%, 09/01/2041	3,789
6,164	4.00%, 10/01/2041	5,960
145,138	4.00%, 01/01/2042	140,086
187,796	4.00%, 02/01/2042	181,297
51,134	4.00%, 05/01/2042	49,338
1,996	4.00%, 09/01/2042	1,926
755,555	4.00%, 01/01/2043	729,643
15,477	4.00%, 10/01/2043	14,948
1,268,844	4.00%, 12/01/2043	1,217,502
186,120	4.00%, 03/01/2046	178,048
243,250	4.00%, 09/01/2047	229,876
434,169	4.00%, 10/01/2047	410,882
225,405	4.00%, 11/01/2047	212,872
1,378,720	4.00%, 06/01/2048	1,300,625
1,752,458	4.00%, 10/01/2048	1,656,206
667,629	4.00%, 01/01/2049	632,894
1,487,725	4.00%, 04/01/2049	1,391,663
84,130	4.00%, 08/01/2049	80,481
519,356	4.00%, 09/01/2049	489,367
3,133,483	4.00%, 02/25/2050(3)	614,186
1,063,945	4.00%, 04/01/2050	1,002,356
1,605,695	4.00%, 06/25/2050(3)	323,764
1,360,246	4.00%, 09/25/2050(3)	263,915
1,716,463	4.00%, 11/25/2050(3)	347,776
687,235	4.00%, 08/01/2051	652,425
1,952,203	4.00%, 04/01/2052	1,819,751
743,055	4.00%, 06/01/2052	696,789
1,996,519	4.39%, 04/01/2029	2,017,038
1,819,767	4.48%, 02/01/2029	1,844,283
518,945	4.50%, 12/01/2037	517,379
366,126	4.50%, 04/01/2048	356,549
163,777	4.50%, 04/01/2049	159,155
2,263,581	4.50%, 05/25/2049(3)	432,474
695,181	4.50%, 01/01/2051	665,973
1,151,017	4.50%, 08/01/2052	1,102,747
1,262,175	4.50%, 03/01/2053	1,207,901
4,810,879	4.50%, 10/01/2053	4,604,783
215,000	4.75%, 04/01/2028	218,854
1,900,000	4.91%, 01/01/2029	1,954,136
242,792	5.00%, 06/25/2048(3)	36,124
931,361	5.00%, 07/01/2052	915,224
7,510,701	5.00%, 09/01/2052	7,377,244

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Federal National Mortgage Association - 10.5% - (continued)
$ 214,076	5.00%, 10/01/2052	$209,993
111,671	5.00%, 11/01/2052	109,535
129,550	5.00%, 12/01/2052	127,033
1,465,000	5.07%, 12/01/2028	1,512,134
2,210,344	5.50%, 11/25/2035	2,230,767
800,742	5.50%, 04/01/2038	814,292
252,750	5.50%, 04/25/2044(3)	38,056
2,116,230	5.50%, 12/25/2051	2,135,998
2,010,450	5.50%, 03/25/2052	2,023,345
1,892,502	5.50%, 04/25/2052	1,905,492
675,864	5.50%, 10/01/2052	678,435
1,288,437	5.50%, 11/01/2052	1,290,727
2,368,871	5.50%, 12/01/2052	2,372,143
1,287,537	5.50%, 06/01/2053	1,289,348
1,479,818	5.50%, 07/01/2053	1,479,809
23,626,613	5.50%, 11/01/2053	23,603,359
148,906	5.50%, 03/01/2054	148,644
610,999	6.00%, 04/01/2044	624,471
1,931,778	6.00%, 08/25/2044	1,975,012
314,573	6.00%, 01/01/2053	319,963
735,259	6.00%, 05/01/2053	754,920
377,582	6.00%, 11/01/2053	385,066
351,951	6.00%, 01/01/2054	357,333
1,175,264	6.00%, 02/01/2054	1,193,373
672,762	6.00%, 03/01/2054	684,425
1,537,672	6.00%, 05/01/2054	1,560,785
1,303,693	6.00%, 06/01/2054	1,322,904
1,316,734	6.00%, 09/01/2054	1,339,810
		207,903,630
	Government National Mortgage Association - 8.4%
112,471	2.00%, 06/16/2042	104,543
1,179,797	2.00%, 10/20/2050	962,707
3,429,471	2.00%, 12/20/2050	2,798,412
230,991	2.00%, 12/20/2051	188,514
5,568,447	2.00%, 02/20/2052	4,543,578
636,631	2.00%, 03/20/2052	519,457
17,695,506	2.00%, 04/20/2052	14,438,765
324,052	2.00%, 05/20/2052	264,412
609,725	2.00%, 10/20/2052	497,607
29,044	2.50%, 05/20/2040	28,549
1,621,205	2.50%, 10/20/2049	1,443,723
1,225,408	2.50%, 11/20/2049	1,050,768
970,722	2.50%, 03/20/2051	827,690
857,037	2.50%, 09/20/2051	730,522
2,873,028	2.50%, 10/20/2051	2,448,909
16,995,000	2.50%, 05/20/2055(11)	14,481,580
1,237,975	3.00%, 01/16/2044	1,137,772
586,195	3.00%, 02/20/2047	521,801
473,186	3.00%, 05/20/2049	439,614
178,651	3.00%, 03/20/2050	158,579
2,509,959	3.00%, 07/20/2050(3)	339,912
403,105	3.00%, 11/20/2050	358,143
3,643,622	3.00%, 04/20/2051	3,229,763
2,103,249	3.00%, 08/20/2051	1,862,942
1,337,114	3.00%, 09/20/2051	1,184,873
415,484	3.00%, 10/20/2051	368,022
2,878,373	3.00%, 12/20/2051	2,549,170
708,907	3.00%, 02/20/2052	654,123
659,867	3.00%, 04/20/2052	584,267
8,010,000	3.00%, 05/20/2055(11)	7,090,470
196,531	3.50%, 11/20/2042	179,378
685,804	3.50%, 03/20/2044	636,051
435,971	3.50%, 06/20/2046	400,825
95,493	3.50%, 07/20/2046	88,094
100,673	3.50%, 10/20/2046	92,536
440,281	3.50%, 02/20/2047	404,626
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Government National Mortgage Association - 8.4% - (continued)
$ 117,914	3.50%, 05/20/2047	$108,346
120,619	3.50%, 07/20/2047	110,787
88,505	3.50%, 11/20/2047	81,255
107,943	3.50%, 03/20/2048	98,838
511,719	3.50%, 02/20/2049	469,634
1,180,246	3.50%, 06/20/2049	1,076,275
2,881,810	3.50%, 11/20/2049	2,624,477
309,333	3.50%, 12/20/2049	282,184
187,419	3.50%, 01/20/2050	171,657
718,793	3.50%, 06/20/2050	656,709
2,878,680	3.50%, 02/20/2051	2,622,363
1,082,859	3.50%, 11/20/2052	971,180
1,604,090	3.50%, 01/20/2053	1,460,489
261,610	3.88%, 08/15/2042	248,382
873,084	4.00%, 09/16/2042(3)	208,108
266,894	4.00%, 09/20/2042(3)	32,020
190,784	4.00%, 12/20/2044(3)	35,684
411,084	4.00%, 08/20/2045	389,470
560,562	4.00%, 09/20/2047	528,427
2,392,728	4.00%, 11/20/2047	2,255,069
354,674	4.00%, 12/20/2047	333,845
910,944	4.00%, 02/20/2048	856,893
15,404	4.00%, 04/20/2048	14,461
806,456	4.00%, 07/20/2048	758,719
2,741,919	4.00%, 08/20/2052	2,562,960
801,672	4.50%, 02/20/2040	795,489
721,228	4.50%, 05/20/2041	715,664
593,243	4.50%, 06/16/2043(3)	111,395
289,560	4.50%, 05/20/2045(3)	63,775
2,924,708	4.50%, 08/20/2045(3)	575,513
470,015	4.50%, 12/16/2046(3)	67,301
316,574	4.50%, 05/20/2048(3)	46,468
205,146	4.50%, 06/20/2048(3)	36,155
150,788	4.50%, 05/20/2052	145,258
633,479	4.50%, 08/20/2052	610,111
577,068	4.50%, 09/20/2052	555,780
2,615,008	4.50%, 10/20/2052	2,518,543
2,315,716	4.50%, 11/20/2052	2,228,870
19,610,000	4.50%, 05/20/2055(11)	18,768,894
573,008	5.00%, 05/20/2040	578,981
454,938	5.00%, 06/20/2040	459,950
178,310	5.00%, 07/20/2040	180,274
253,863	5.00%, 12/20/2043(3)	43,508
1,153,745	5.00%, 07/16/2044(3)	184,718
212,127	5.00%, 11/16/2046(3)	33,805
212,035	5.00%, 06/16/2047(3)	37,284
2,308,744	5.00%, 10/20/2047(3)	474,584
282,416	5.00%, 11/16/2047(3)	54,968
761,275	5.00%, 11/20/2049	755,433
9,027,500	5.00%, 05/20/2054(11)	8,854,607
196,540	5.50%, 02/20/2044(3)	8,667
156,936	5.50%, 09/15/2045	165,978
226,807	5.50%, 09/20/2045(3)	42,514
25,900,000	5.50%, 05/20/2054(11)	25,886,139
7,645,000	6.00%, 05/20/2054(11)	7,731,902
6,649,799	6.00%, 10/20/2054	6,729,173
		166,030,630
	Uniform Mortgage-Backed Security - 5.2%
500,000	1.50%, 05/01/2055(11)	376,479
275,000	2.00%, 05/01/2039(11)	249,763
33,552,000	2.00%, 05/01/2055(11)	26,605,369
29,696,000	2.50%, 05/01/2054(11)	24,682,447
5,625,000	3.00%, 02/01/2052(11)	4,880,825
18,240,000	3.50%, 03/01/2052(11)	16,459,551
2,880,000	4.50%, 05/01/2055(11)	2,754,001

67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.8% - (continued)
	Mortgage-Backed Agencies - 35.8% - (continued)
	Uniform Mortgage-Backed Security - 5.2% - (continued)
$ 24,340,000	5.50%, 05/01/2054(11)	$24,287,455
3,895,000	7.00%, 05/01/2054(11)	4,071,302
		104,367,192
	Total U.S. Government Agencies (cost $724,384,720)	$711,916,735
U.S. GOVERNMENT SECURITIES - 32.9%
	U.S. Treasury Securities - 32.9%
	U.S. Treasury Bonds - 11.5%
35,940,000	1.25%, 05/15/2050	$17,482,844
19,520,000	1.63%, 11/15/2050	10,405,838
5,795,000	2.50%, 02/15/2045	4,119,656
8,585,000	2.75%, 11/15/2042	6,598,042
3,895,000	2.88%, 08/15/2045	2,941,638
56,000	2.88%, 05/15/2052	39,896
3,325,000	3.00%, 11/15/2045	2,558,562
1,395,000	3.00%, 02/15/2048	1,047,122
23,885,000	3.00%, 08/15/2052(12)	17,462,174
3,365,000	3.13%, 02/15/2043	2,729,725
2,645,000	3.13%, 08/15/2044	2,105,978
13,195,000	3.13%, 05/15/2048	10,116,339
25,825,000	3.38%, 08/15/2042	21,885,679
6,010,000	3.38%, 05/15/2044	4,993,934
55,565,000	3.38%, 11/15/2048(13)	44,384,714
8,720,000	3.63%, 08/15/2043	7,574,137
8,845,000	3.63%, 02/15/2044	7,649,888
30,905,000	3.63%, 05/15/2053	25,577,509
15,767,400	4.13%, 08/15/2044	14,614,409
1,455,000	4.13%, 08/15/2053	1,318,707
5,405,000	4.25%, 08/15/2054	5,010,604
14,375,000	4.50%, 11/15/2054	13,914,551
3,930,000	4.75%, 02/15/2045	3,957,019
		228,488,965
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
15,226,088	0.25%, 02/15/2050(14)	8,890,707
742,393	0.63%, 02/15/2043(14)	555,214
19,879,693	0.75%, 02/15/2042(14)	15,526,085
10,350,825	0.75%, 02/15/2045(14)	7,605,256
3,662,344	1.00%, 02/15/2046(14)	2,789,056
13,777,978	1.38%, 02/15/2044(14)	11,647,493
		47,013,811
	U.S. Treasury Inflation-Indexed Notes - 1.3%
2,048,417	1.38%, 07/15/2033(14)	1,984,849
23,653,285	1.75%, 01/15/2034(14)	23,422,616
		25,407,465
	U.S. Treasury Notes - 17.8%
16,965,000	1.38%, 11/15/2031(15)	14,497,785
17,865,000	2.75%, 08/15/2032	16,497,909
17,770,000	3.50%, 02/15/2033	17,168,180
8,085,000	3.75%, 06/30/2030	8,085,000
10,645,000	3.88%, 08/15/2033	10,510,274
4,215,000	3.88%, 08/15/2034	4,128,724
70,125,000	4.00%, 01/31/2029	70,979,649
25,115,000	4.00%, 02/15/2034	24,922,713
16,790,000	4.13%, 03/31/2031	17,039,882
46,630,000	4.13%, 11/30/2031	47,211,054
16,285,000	4.25%, 11/15/2034	16,409,682
17,625,000	4.38%, 11/30/2030	18,128,965
26,650,000	4.38%, 01/31/2032	27,359,973
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 32.9% - (continued)
	U.S. Treasury Securities - 32.9% - (continued)
	U.S. Treasury Notes - 17.8% - (continued)
$ 44,945,000	4.50%, 04/15/2027		$45,687,646
14,405,000	4.50%, 11/15/2033		14,847,278
			353,474,714
	Total U.S. Government Securities (cost $693,885,081)		$654,384,955
	Total Long-Term Investments (cost $2,210,895,087)		$2,142,973,986
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
6,250,827
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2025 at 4.37%,
due on 05/01/2025 with a maturity value
of $6,251,586; collateralized by
U.S. Treasury Note at 4.38%, maturing
07/31/2026, with a market value of
$6,375,870
			$6,250,827
	Total Short-Term Investments (cost $6,250,827)		$6,250,827
	Total Investments (cost $2,217,145,914)	108.1%	$2,149,224,813
	Other Assets and Liabilities	(8.1)%	(160,600,212)
	Net Assets	100.0%	$1,988,624,601
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$470,176,435, representing 23.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $967,338 at April 30, 2025.

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $23,554,381, representing 1.2% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Security disclosed is principal-only strips.
(10)	Security is a zero-coupon bond.
(11)	Represents or includes a TBA transaction.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $2,913,409.
(13)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2025, the market value of securities pledged was $271,588.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $6,520,371.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	352	06/16/2025	$25,894,824	$654,092
Canadian 10-Years Bond Future	237	06/19/2025	21,217,274	71,114
Euro-BUND Future	8	06/06/2025	1,198,407	7,085
U.S. Treasury 2-Year Note Future	214	06/30/2025	44,543,766	85,702
U.S. Treasury 5-Year Note Future	1,075	06/30/2025	117,384,961	302,570
U.S. Treasury Long Bond Future	2	06/18/2025	233,250	(5,315)
Total				$1,115,248
Short position contracts:
Euro BUXL 30-Year Bond Future	(63)	06/06/2025	$(8,887,452)	$(173,641)
French Government Bond Future	(93)	06/06/2025	(13,282,377)	(349,185)
U.S. Treasury 10-Year Note Future	(135)	06/18/2025	(15,149,531)	(206,772)
U.S. Treasury 10-Year Ultra Future	(331)	06/18/2025	(37,977,078)	(267,864)
U.S. Treasury Ultra Bond Future	(201)	06/18/2025	(24,327,281)	(211,720)
Total				$(1,209,182)
Total futures contracts				$(93,934)

TBA Sale Commitments Outstanding at April 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.00%	$7,925,000	05/20/2054	$(6,463,753)	$(73,858)
Government National Mortgage Association, 2.50%	4,530,000	05/20/2055	(3,860,050)	(51,311)
Government National Mortgage Association, 4.00%	670,000	05/20/2055	(623,532)	(6,426)
Government National Mortgage Association, 6.00%	12,225,000	05/20/2054	(12,363,964)	(58,818)
Uniform Mortgage-Backed Security, 2.50%	2,875,000	05/01/2054	(2,389,616)	(32,565)
Uniform Mortgage-Backed Security, 3.50%	6,963,000	03/01/2052	(6,283,325)	(47,799)
Uniform Mortgage-Backed Security, 4.00%	16,356,000	06/01/2052	(15,238,684)	(98,357)
Uniform Mortgage-Backed Security, 4.50%	5,764,000	05/01/2055	(5,511,827)	(23,425)
Uniform Mortgage-Backed Security, 4.50%	2,880,000	06/01/2054	(2,753,101)	(4,051)
Uniform Mortgage-Backed Security, 5.00%	1,570,000	05/01/2054	(1,536,742)	(10,284)
Uniform Mortgage-Backed Security, 6.00%	1,475,000	05/01/2054	(1,496,257)	(5,811)
Uniform Mortgage-Backed Security, 6.50%	1,960,000	05/01/2054	(2,018,348)	(4,601)
Total TBA sale commitments (proceeds receivable $60,121,893)			$(60,539,199)	$(417,306)
At April 30, 2025, the aggregate market value of TBA Sale Commitments represents (3.0)% of total net assets.

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	11,075,000	05/31/2029	Annual	$—	$—	$(145,725)	$(145,725)
4.16% Fixed	12 Mo. USD SOFR	USD	35,970,000	03/19/2045	Annual	—	(69,188)	(1,355,132)	(1,285,944)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,918	—	780,033	777,115
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	43,652	—	668,921	625,269
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(34,984)	424,808	459,792
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	36,144	—	389,704	353,560
3.75% Fixed	12 Mo. USD SOFR	USD	3,325,000	12/18/2054	Annual	4,856	—	47,608	42,752
Total centrally cleared interest rate swaps contracts						$87,570	$(104,172)	$810,217	$826,819

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
935,000	EUR	1,014,047	USD	SGG	06/18/2025	$52,097
694,000	EUR	791,182	USD	WFB	06/18/2025	159
3,962,356	USD	23,599,000	BRL	GSC	06/18/2025	(159,373)
23,845,376	USD	21,773,000	EUR	DEUT	06/18/2025	(981,521)
Total foreign currency contracts						$(1,088,638)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$330,281,135	$—	$330,281,135	$—
Corporate Bonds	392,170,672	—	392,170,672	—
Foreign Government Obligations	45,598,298	—	45,598,298	—
Municipal Bonds	8,622,191	—	8,622,191	—
U.S. Government Agencies	711,916,735	—	711,916,735	—
U.S. Government Securities	654,384,955	—	654,384,955	—
Short-Term Investments	6,250,827	—	6,250,827	—
Foreign Currency Contracts(2)	52,256	—	52,256	—
Futures Contracts(2)	1,120,563	1,120,563	—	—
Swaps - Interest Rate(2)	2,258,488	—	2,258,488	—
Total	$2,152,656,120	$1,120,563	$2,151,535,557	$—
Liabilities
Foreign Currency Contracts(2)	$(1,140,894)	$—	$(1,140,894)	$—
Futures Contracts(2)	(1,214,497)	(1,214,497)	—	—
Swaps - Interest Rate(2)	(1,431,669)	—	(1,431,669)	—
TBA Sale Commitments	(60,539,199)	—	(60,539,199)	—
Total	$(64,326,259)	$(1,214,497)	$(63,111,762)	$—

(1)	For the period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

70

Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

71